UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22717

First Trust Exchange-Traded Fund VI
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 765-8000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549p. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

First Trust Exchange-Traded Fund VI

Book 1

First Trust NASDAQ Technology Dividend Index Fund (TDIV)

Multi-Asset Diversified Income Index Fund (MDIV)

First Trust S&P International Dividend Aristocrats ETF (FID)

First Trust BuyWrite Income ETF (FTHI)

First Trust Hedged BuyWrite Income ETF (FTLB)

First Trust Rising Dividend Achievers ETF (RDVY)

First Trust Dorsey Wright Focus 5 ETF (FV)

First Trust RBA American Industrial Renaissance® ETF (AIRR)

First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)

First Trust Dorsey Wright International Focus 5 ETF (IFV)

First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC)

Semi-Annual Report
For the Six Months Ended
March 31, 2020

First Trust Exchange-Traded Fund VI
Semi-Annual Report
March 31, 2020

Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund VI (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, the “Funds”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that any Fund described in this report will achieve its investment objectives. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on each Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund’s performance and investment approach.
By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Exchange-Traded Fund VI
Semi-Annual Letter from the Chairman and CEO
March 31, 2020
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for certain series of the First Trust Exchange-Traded Fund VI (the “Funds”), which contains detailed information about the Funds for the six months ended March 31, 2020.
I am sorry to report that the coronavirus (COVID-19) pandemic is still dominating our daily lives, the economy and securities markets. Many of us have learned the hard way that it is no fun sheltering in place for weeks on end, and by hard way I mean at the behest of state and local government officials. It is also not fun being furloughed from a job or losing a job outright for reasons beyond one’s control. As President Donald J. Trump has repeatedly said, the cure cannot be worse than the problem itself. For those who do not follow the news closely, the governors of Georgia, South Carolina, Tennessee and Texas announced on or about April 20, 2020, that they intend to open some “nonessential” businesses by early May. If nothing else, these could prove to be valuable test cases for the rest of the states trying to strike a balance between fighting COVID-19 and curbing the economic fallout stemming from the virus. While we certainly trumpet the call for health and safety first, we also realize that we need to find a way to get Americans back to work.
Suffice it to say that this virus is proving to be plenty stubborn. While I tend to be largely U.S.-centric, it does not escape me that this fight is global in scope. We now have proof that the virus can flare up again after seemingly being mitigated. Singapore, which had been credited with having a successful blueprint for curbing the spread of the virus, reported that it experienced back-to-back days of more than 1,000 new cases in the third week of April. As a result, it has extended its partial lockdown strategy another four weeks. COVID-19 impacts business dealings at every level, especially the C-suite. Refinitiv, a global provider of financial market data, reported that global mergers and acquisitions deal activity totaled $762.6 billion year-to-date through April 17, 2020, down 33% from the same period a year ago, according to Reuters. The number of deals declined by 20%. A recent survey by EY of more than 2,900 executives worldwide found that 56% of them, despite the current crisis, are still planning an acquisition in the next 12 months. The takeaway here is that, despite having to navigate unchartered waters, more than one out of two executives are looking to grow their companies over the next 12 months. I’ll take that ratio in this climate. At First Trust Advisors L.P., we have always believed in the traditional buy-and-hold philosophy of investing. Investors should strongly consider shifting their focus away from the next two quarters, which are likely to be dismal, to what potentially lies beyond – a full-on recovery, in our opinion.
The Federal Reserve, Treasury Department and Congress are all working with the Trump Administration to pull together trillions of dollars of aid and stimulus to help prop up workers, companies and municipalities in this time of need. Health Care companies have ramped up their efforts to develop and manufacture much needed testing equipment, medical supplies and therapeutics. Hopefully, at some point in the near-future, one or more of these companies will deliver us a present in the form of a vaccine.
Both the equity and debt markets in the U.S. have responded favorably to the enormous financial support from the Federal government. The government has responded faster and more robustly to the current crisis than it did in the 2008-2009 financial crisis. While still down, stock and bond valuations have rebounded significantly from their lows reached in late March. We remain optimistic about the second half of 2020 and 2021. Stay the course.
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Funds again in six months.
Sincerely,
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Market Overview
First Trust Exchange-Traded Fund VI
Semi-Annual Report
March 31, 2020 (Unaudited)
Robert F. Carey, CFA
Senior Vice President and Chief Market Strategist
First Trust Advisors L.P.
Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has over 27 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst (“CFA”) designation. He is a graduate of the University of Illinois at Champaign- Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.
State of the Global Economy
The onset of the coronavirus (COVID-19) pandemic has inflicted tremendous damage on the global economy. It single-handedly brought an end to the bull market in stocks in the first quarter of 2020 (see below), although that nearly happened in the fourth quarter of 2018. At this time, we don’t know how long it will take for the virus to run its course or for a vaccine to become available for the masses. History suggests that vaccines take roughly 18 months to win approval and go to market, but some are hoping for closer to 12 months this time around. Perhaps an existing drug will be proven effective against the virus.
The International Monetary Fund (“IMF”) has characterized the quarantine and social distancing efforts accompanying the COVID-19 pandemic as the “Great Lockdown.” No country has been spared. The IMF adjusted its global economic growth projections following the end of the first quarter of 2020. It now sees world real gross domestic product (“GDP”) growth declining by 3.0% in 2020, down over six percentage points from its 3.3% growth projection prior to the onset of the virus. Provided the pandemic fades in the second half of 2020, the IMF sees the growth rate rising by 5.8% in 2021. U.S. real GDP growth is projected to be down 5.9% in 2020, but up 4.7% in 2021. Emerging Markets and Developing Nations are expected to come in at 1.0% in 2020 and 8.5% in 2021.
In addition to the COVID-19 developments, investors should also be aware that, despite the Phase One trade deal signed with China in January 2020, there is still an ongoing trade conflict between the U.S. and China, and who knows if the virus might eventually get folded into the battle since it reportedly first surfaced in China in the fourth quarter of 2019. President Donald J. Trump has driven home this point at more than one of his press briefings. The Trump Administration’s implementation of tariffs, particularly against China, has been operational for 24 months and counting.
Global Equities Markets
For the six-month period ended March 31, 2020, the MSCI World ex USA and MSCI Emerging Markets Indices posted total returns of -17.23% (USD) and -14.55% (USD), respectively, according to Bloomberg. Over that same period, the U.S. dollar declined by 0.33% against a basket of major currencies, as measured by the U.S. Dollar Index (DXY). The slight dip in the dollar likely had little influence on the performance of the two foreign stock indices during the period, in our opinion. With respect to U.S. equities, the S&P 500®, S&P MidCap 400® and S&P SmallCap 600® Indices posted total returns of -12.31%, -24.73% and -27.10%, respectively, over the past six months. Large-capitalization (cap) stocks clearly outperformed their mid- and small-cap counterparts as investors sought to reduce their risk exposure due to the escalation in the trade war between the U.S. and China and the onset of COVID-19 in the first quarter of 2020, in our opinion. Ten of the 11 sectors that comprise the S&P 500® Index were down on a total return basis for the same period. The top performer for the period was Information Technology, up 0.75%, while the worst result by far came from Energy, down 47.74%.
The S&P 500® Index closed at 2,584.59 on March 31, 2020, 23.67% below its all-time closing high of 3,386.15 on February 19, 2020, according to Bloomberg. The nearly 11-year bull market was no more. The S&P 500® Index was now in bear market territory. A bear market entails a price decline of 20% or more from the most recent high. Data from Goldman Sachs and CNBC indicates that the average bear market since WWII has generated an average loss of 30.4%, has lasted 13 months and taken 21.9 months on average to recover. A Bloomberg survey of 19 equity strategists found that their average 2020 year-end price target for the S&P 500® Index was 3,039 as of March 26, 2020, according to its own release. The highest estimate was 3,500 while the lowest estimate was 2,650. Keep in mind, earnings and revenue projections may become harder to come by in the months ahead if more and more companies choose to suspend guidance.
Investors liquidated an estimated net $78.44 billion from U.S. Equity mutual funds and exchange-traded funds (“ETFs”) for the 12-month period ended March 31, 2020, according to Morningstar. International Equity mutual funds and ETFs, however, took in an estimated net $7.36 billion over the same period. Investors continue to favor passive over active funds. Passive U.S. Equity mutual funds and ETFs reported estimated net inflows totaling $180.37 billion in the period, compared to estimated net outflows for active U.S. Equity mutual funds and ETFs totaling $258.81 billion. Passive International Equity mutual funds and ETFs reported estimated net inflows totaling $73.19 billion for the same period, compared to estimated net outflows for active International Equity mutual funds and ETFs totaling $65.83 billion.

Fund Performance Overview (Unaudited)
First Trust NASDAQ Technology Dividend Index Fund (TDIV)
The First Trust NASDAQ Technology Dividend Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NASDAQ Technology Dividend IndexSM (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “TDIV.” The Fund normally invests at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index.
The Index includes up to 100 technology and telecommunications companies that pay a regular or common dividend. To be selected for the Index, a company must be classified as a technology or telecommunications company under the Industry Classification Benchmark and have a minimum market capitalization of $500 million. The Index may include U.S.-listed securities of non-U.S. companies, including companies located in emerging market countries.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 3/31/20	1 Year Ended 3/31/20	5 Years Ended 3/31/20	Inception (8/13/12) to 3/31/20	5 Years Ended 3/31/20	Inception (8/13/12) to 3/31/20
Fund Performance
NAV	-10.53%	-5.13%	8.41%	10.66%	49.77%	116.56%
Market Price	-10.58%	-5.21%	8.30%	10.65%	49.01%	116.48%
Index Performance
NASDAQ Technology Dividend IndexSM	-10.27%	-4.51%	9.11%	11.37%	54.61%	127.47%
S&P 500® Index	-12.31%	-6.98%	6.73%	10.60%	38.47%	115.68%
S&P 500® Information Technology Index	0.75%	10.43%	17.05%	16.91%	119.70%	229.30%
(See Notes to Fund Performance Overview on page 28.)

Nasdaq® and NASDAQ Technology Dividend IndexSM (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust NASDAQ Technology Dividend Index Fund (TDIV) (Continued)
Sector Allocation	% of Total Investments
Information Technology	79.8%
Communication Services	19.1
Industrials	1.1
Health Care	0.0% *
Total	100.0%

*	Amount is less than 0.05%.
Top Ten Holdings	% of Total Investments
Microsoft Corp.	9.8%
Apple, Inc.	9.0
Intel Corp.	8.5
Cisco Systems, Inc.	8.2
International Business Machines Corp.	7.8
Oracle Corp.	4.1
Texas Instruments, Inc.	3.9
QUALCOMM, Inc.	3.8
Broadcom, Inc.	3.5
China Mobile Ltd., ADR	2.4
Total	61.0%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through March 31, 2020
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2014 through March 31, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
10/1/14 – 9/30/15	161	3	0	0
10/1/15 – 9/30/16	121	0	0	0
10/1/16 – 9/30/17	160	0	0	0
10/1/17 – 9/30/18	174	0	0	0
10/1/18 – 9/30/19	156	5	0	0
10/1/19 – 3/31/20	76	1	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
10/1/14 – 9/30/15	84	4	0	0
10/1/15 – 9/30/16	132	0	0	0
10/1/16 – 9/30/17	91	0	0	0
10/1/17 – 9/30/18	77	0	0	0
10/1/18 – 9/30/19	87	3	0	0
10/1/19 – 3/31/20	49	0	0	0

Fund Performance Overview (Unaudited) (Continued)
Multi-Asset Diversified Income Index Fund (MDIV)
The Multi-Asset Diversified Income Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the NASDAQ US Multi-Asset Diversified Income IndexSM (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “MDIV.” The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and/or depositary receipts, real estate investment trusts (“REITs”), preferred securities, master limited partnerships (“MLPs”) and exchange-traded fund (“ETF”) that comprise the Index. The Index allocates 20% of its weight to the equity securities segment, 20% of its weight to the REIT segment, 20% of its weight to the preferred securities segment, 20% of its weight to the MLP segment and 20% of its weight to the high yield corporate bond segment. The ETF in which the Fund invests may be advised by First Trust Advisors L.P.
The Index is designed to provide exposure to five asset segments, each selected to result in a consistent and high yield for the Index. The Index is reconstituted and rebalanced quarterly and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 3/31/20	1 Year Ended 3/31/20	5 Years Ended 3/31/20	Inception (8/13/12) to 3/31/20	5 Years Ended 3/31/20	Inception (8/13/12) to 3/31/20
Fund Performance
NAV	-34.32%	-32.06%	-5.25%	-0.95%	-23.65%	-7.05%
Market Price	-34.47%	-32.22%	-5.30%	-0.98%	-23.85%	-7.22%
Index Performance
NASDAQ US Multi-Asset Diversified Income IndexSM	-34.40%	-31.96%	-4.74%	-0.35%	-21.54%	-2.64%
S&P 500® Index	-12.31%	-6.98%	6.73%	10.60%	38.47%	115.68%
Dow Jones U.S. Select DividendTM Index*	-26.11%	-21.70%	2.73%	7.33%	14.40%	71.61%
(See Notes to Fund Performance Overview on page 28.)

*	The Dow Jones U.S. Select DividendTM Index represents 100 of the United States’ leading stocks by dividend yield.
Nasdaq® and NASDAQ US Multi-Asset Diversified Income IndexSM (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
Multi-Asset Diversified Income Index Fund (MDIV) (Continued)
Sector Allocation	% of Total Investments
Financials	34.1%
Other*	28.2
Energy	14.8
Real Estate	10.9
Consumer Staples	2.5
Industrials	1.9
Utilities	1.9
Health Care	1.8
Consumer Discretionary	1.4
Communication Services	1.1
Materials	0.8
Information Technology	0.6
Total	100.0%

*	Exchange-traded fund with holdings representing multiple sectors.
Top Ten Holdings	% of Total Investments
First Trust Tactical High Yield ETF	28.1%
Citigroup Capital XIII	1.5
EQM Midstream Partners, L.P.	1.3
Hartford Financial Services Group (The), Inc.,	1.2
GMAC Capital Trust I, Series 2	1.2
Prudential PLC	1.1
Regions Financial Corp., Series A	1.1
HSBC Holdings PLC. Series A	1.1
US Bancorp, Series F	1.1
ING Groep N.V.	1.1
Total	38.8%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.

Fund Performance Overview (Unaudited) (Continued)
Multi-Asset Diversified Income Index Fund (MDIV) (Continued)
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through March 31, 2020
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2014 through March 31, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
10/1/14 – 9/30/15	175	2	0	0
10/1/15 – 9/30/16	107	0	0	0
10/1/16 – 9/30/17	125	0	0	0
10/1/17 – 9/30/18	103	0	0	0
10/1/18 – 9/30/19	151	0	0	0
10/1/19 – 3/31/20	89	2	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
10/1/14 – 9/30/15	67	8	0	0
10/1/15 – 9/30/16	146	0	0	0
10/1/16 – 9/30/17	126	0	0	0
10/1/17 – 9/30/18	148	0	0	0
10/1/18 – 9/30/19	99	1	0	0
10/1/19 – 3/31/20	33	1	0	1

Fund Performance Overview (Unaudited) (Continued)
First Trust S&P International Dividend Aristocrats ETF (FID)
The First Trust S&P International Dividend Aristocrats ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the S&P International Dividend Aristocrats Index (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “FID.” The Fund normally invests at least 90% of its net assets (including investment borrowings) in the equity securities that comprise the Index. The Index measures the performance of high dividend yielding companies that have followed a managed-dividends policy of increasing or maintaining dividends for at least ten consecutive years.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 3/31/20	1 Year Ended 3/31/20	5 Years Ended 3/31/20	Inception (8/22/13) to 3/31/20	5 Years Ended 3/31/20	Inception (8/22/13) to 3/31/20
Fund Performance
NAV	-23.04%	-19.55%	-2.87%	-1.76%	-13.56%	-11.06%
Market Price	-23.55%	-19.62%	-2.94%	-1.80%	-13.87%	-11.33%
Index Performance
S&P International Dividend Aristocrats Index(1)	-22.65%	-18.60%	N/A	N/A	N/A	N/A
Dow Jones EPAC Select DividendTM Index(2)	-23.33%	-21.01%	-2.39%	-0.98%	-11.39%	-6.29%
MSCI World ex USA Index	-17.23%	-14.89%	-0.76%	0.87%	-3.76%	5.89%
(See Notes to Fund Performance Overview on page 28.)

(1)	On August 30, 2018, the Fund’s underlying index changed from the NASDAQ International Multi-Asset Diversified Income IndexSM to the S&P International Dividend Aristocrats Index (the “Index”). Therefore, the Fund’s performance and historical returns shown for the periods prior to August 30, 2018, are not necessarily indicative of the performance that the Fund, based on its current index, would have generated. Since the Index had an inception date of April 30, 2018, it was not in existence for all of the periods disclosed. The old index was terminated on November 23, 2018, so performance data does not exist for these time periods.
(2)	The Dow Jones EPAC Select DividendTM Index measures the performance of a selected group of companies, from non-U.S. developed markets (Europe, Pacific Asia, and Canada), that have provided relatively high dividend yields on a consistent basis over time.
S&P International Dividend Aristocrats Index (“S&P Dow Jones Indexes”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indexes.

Fund Performance Overview (Unaudited) (Continued)
First Trust S&P International Dividend Aristocrats ETF (FID) (Continued)
Sector Allocation	% of Total Investments
Financials	23.4%
Utilities	18.3
Communication Services	15.6
Real Estate	12.2
Consumer Discretionary	6.6
Energy	6.0
Industrials	5.3
Consumer Staples	5.1
Information Technology	3.2
Materials	2.9
Health Care	1.4
Total	100.0%

Country Allocation	% of Total Investments
Canada	20.5%
Japan	12.1
France	11.4
Hong Kong	7.7
United Kingdom	6.1
Australia	5.8
Finland	4.6
Spain	4.0
South Korea	3.7
Sweden	3.7
Singapore	3.6
Cayman Islands	3.0
Switzerland	2.8
Germany	2.5
Portugal	1.7
South Africa	1.4
Bermuda	1.3
Multinational	1.2
Jersey	1.1
Belgium	0.9
Thailand	0.9
Total	100.0%
Top Ten Holdings	% of Total Investments
Freenet AG	2.5%
Japan Tobacco, Inc.	2.1
Nokian Renkaat OYJ	2.0
Enagas S.A.	2.0
Red Electrica Corp. S.A.	2.0
Societe BIC S.A.	1.8
BCE, Inc.	1.8
Hengan International Group Co., Ltd.	1.7
AGL Energy Ltd.	1.7
IG Group Holdings PLC	1.7
Total	19.3%

Fund Performance Overview (Unaudited) (Continued)
First Trust S&P International Dividend Aristocrats ETF (FID) (Continued)

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through March 31, 2020
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2014 through March 31, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
10/1/14 – 9/30/15	105	98	18	1
10/1/15 – 9/30/16	39	15	12	3
10/1/16 – 9/30/17	52	12	0	0
10/1/17 – 9/30/18	111	70	3	0
10/1/18 – 9/30/19	114	28	5	0
10/1/19 – 3/31/20	37	9	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
10/1/14 – 9/30/15	23	3	4	0
10/1/15 – 9/30/16	58	106	20	0
10/1/16 – 9/30/17	50	109	21	7
10/1/17 – 9/30/18	54	13	0	0
10/1/18 – 9/30/19	83	20	1	0
10/1/19 – 3/31/20	59	17	3	1

Fund Performance Overview (Unaudited) (Continued)
First Trust BuyWrite Income ETF (FTHI)
The First Trust BuyWrite Income ETF (the “Fund”) is an actively managed exchange-traded fund. The Fund’s primary investment objective is to provide current income with a secondary objective to provide capital appreciation. Under normal market conditions, the Fund invests primarily in equity securities listed in U.S. exchanges. The Fund also employs an “option strategy” in which it writes U.S. exchange-traded covered call options on the S&P 500® Index (the “Index”) to seek additional cash flow in the form of premiums on the options that may be distributed to shareholders on a monthly basis. The equity securities held by the Fund are selected using a mathematical optimization process which attempts to favor higher dividend paying common stocks for the Fund’s portfolio. The shares of the Fund are listed and trade on the Nasdaq Stock Market LLC under the ticker symbol “FTHI.”
Portfolio management decisions are made under the direction of the following Portfolio Managers:
John Gambla, CFA, FRM, PRM, Senior Portfolio Manager
Rob A. Guttschow, CFA, Senior Portfolio Manager
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 3/31/20	1 Year Ended 3/31/20	5 Years Ended 3/31/20	Inception (1/6/14) to 3/31/20	5 Years Ended 3/31/20	Inception (1/6/14) to 3/31/20
Fund Performance
NAV	-20.88%	-16.35%	1.01%	2.24%	5.13%	14.78%
Market Price	-21.54%	-16.95%	0.89%	2.14%	4.52%	14.12%
Index Performance
CBOE S&P 500 BuyWrite Monthly Index*	-18.85%	-15.73%	1.42%	2.31%	7.29%	15.32%
S&P 500® Index	-12.31%	-6.98%	6.73%	7.92%	38.47%	60.77%
(See Notes to Fund Performance Overview on page 28.)

*	The CBOE S&P 500 BuyWrite Monthly Index is a benchmark index designed to track the performance of a hypothetical buy-write strategy on the S&P 500® Index.

Fund Performance Overview (Unaudited) (Continued)
First Trust BuyWrite Income ETF (FTHI) (Continued)
Sector Allocation	% of Total Investments
Health Care	17.5%
Information Technology	16.1
Financials	14.8
Industrials	11.1
Consumer Discretionary	10.1
Communication Services	6.5
Materials	6.2
Utilities	5.2
Consumer Staples	4.1
Energy	3.0
Real Estate	2.4
Other *	3.0
Total	100.0%

*	Exchange-traded fund with holdings representing multiple sectors.
Top Ten Holdings	% of Total Investments
Johnson & Johnson	3.3%
Microsoft Corp.	3.1
Apple, Inc.	2.8
Gilead Sciences, Inc.	2.6
Amgen, Inc.	2.5
Dell Technologies, Inc., Class C	2.3
Juniper Networks, Inc.	2.2
Amazon.com, Inc.	2.2
eBay, Inc.	2.1
Abbott Laboratories	2.0
Total	25.1%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through March 31, 2020
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2014 through March 31, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
10/1/14 – 9/30/15	117	3	1	3
10/1/15 – 9/30/16	114	0	1	0
10/1/16 – 9/30/17	158	1	0	0
10/1/17 – 9/30/18	115	32	0	0
10/1/18 – 9/30/19	152	4	0	0
10/1/19 – 3/31/20	85	1	0	1
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
10/1/14 – 9/30/15	125	3	0	0
10/1/15 – 9/30/16	112	6	10	10
10/1/16 – 9/30/17	82	2	5	3
10/1/17 – 9/30/18	90	13	0	1
10/1/18 – 9/30/19	94	1	0	0
10/1/19 – 3/31/20	33	2	4	0

Fund Performance Overview (Unaudited) (Continued)
First Trust Hedged BuyWrite Income ETF (FTLB)
The First Trust Hedged BuyWrite Income ETF (the “Fund”) is an actively managed exchange-traded fund. The Fund’s investment objective is to provide current income. Under normal market conditions, the Fund invests primarily in equity securities listed in U.S. exchanges. The Fund also employs an “option strategy” in which it writes U.S. exchange-traded covered call options on the S&P 500® Index (the “Index”) to seek additional cash flow in the form of premiums on the options. The premiums may be distributed to shareholders on a monthly basis or used to purchase U.S. exchange-traded put options on the Index that seek to provide the Fund with downside protection and which are expected to reduce the Fund’s price sensitivity to declining markets. The equity securities held by the Fund are selected using a mathematical optimization process which attempts to favor higher dividend paying common stocks for the Fund’s portfolio. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “FTLB.”
Portfolio Management Team
Portfolio management decisions are made under the direction of the following Portfolio Managers:
John Gambla, CFA, FRM, PRM, Senior Portfolio Manager
Rob A. Guttschow, CFA, Senior Portfolio Manager
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 3/31/20	1 Year Ended 3/31/20	5 Years Ended 3/31/20	Inception (1/6/14) to 3/31/20	5 Years Ended 3/31/20	Inception (1/6/14) to 3/31/20
Fund Performance
NAV	-12.16%	-8.03%	1.97%	2.67%	10.23%	17.85%
Market Price	-11.35%	-7.23%	2.12%	2.81%	11.06%	18.85%
Index Performance
CBOE S&P 500 95-110 Collar Index*	1.81%	6.89%	7.54%	7.66%	43.83%	58.40%
S&P 500® Index	-12.31%	-6.98%	6.73%	7.92%	38.47%	60.77%
(See Notes to Fund Performance Overview on page 28.)

*	The CBOE S&P 500 95-110 Collar Index is designed to protect an investment in S&P 500® stocks against market declines. The passive collar strategy reflected by the index entails: holding the stocks in the S&P 500® Index; buying three-month S&P 500® put options to protect this S&P 500® portfolio from market decreases; and selling one-month S&P 500® call options to help finance the cost of the put options.

Fund Performance Overview (Unaudited) (Continued)
First Trust Hedged BuyWrite Income ETF (FTLB) (Continued)
Sector Allocation	% of Total Investments
Health Care	17.5%
Information Technology	16.0
Financials	14.7
Industrials	11.0
Consumer Discretionary	10.0
Communication Services	6.5
Materials	6.2
Utilities	5.2
Consumer Staples	4.0
Energy	3.0
Real Estate	2.4
Other *	3.5
Total	100.0%

*	Exchange-traded fund with holdings representing multiple sectors.
Top Ten Holdings	% of Total Investments
Johnson & Johnson	3.3%
Microsoft Corp.	3.1
Apple, Inc.	2.8
Gilead Sciences, Inc.	2.6
Amgen, Inc.	2.4
Dell Technologies, Inc., Class C	2.3
Juniper Networks, Inc.	2.2
Amazon.com, Inc.	2.1
eBay, Inc.	2.1
Abbott Laboratories	2.0
Total	24.9%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through March 31, 2020
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2014 through March 31, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
10/1/14 – 9/30/15	128	6	1	0
10/1/15 – 9/30/16	99	8	0	5
10/1/16 – 9/30/17	146	0	0	0
10/1/17 – 9/30/18	145	1	0	0
10/1/18 – 9/30/19	108	5	1	0
10/1/19 – 3/31/20	53	3	1	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
10/1/14 – 9/30/15	113	4	0	0
10/1/15 – 9/30/16	69	6	24	42
10/1/16 – 9/30/17	91	2	2	10
10/1/17 – 9/30/18	103	2	0	0
10/1/18 – 9/30/19	135	2	0	0
10/1/19 – 3/31/20	60	7	2	0

Fund Performance Overview (Unaudited) (Continued)
First Trust Rising Dividend Achievers ETF (RDVY)
The First Trust Rising Dividend Achievers ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called NASDAQ US Rising Dividend Achievers Index (the “Index”). The Fund normally invests at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index. The Index includes 50 U.S. exchange-traded equity securities, including securities issued by non-U.S. companies that trade on U.S. securities exchanges in the form of depositary receipts. The Index is designed to provide access to a diversified portfolio of small, mid and large capitalization companies with a history of raising their dividends while exhibiting the characteristics to continue to do so in the future by including companies with strong cash balances, low debt and increasing earnings. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “RDVY.”
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 3/31/20	1 Year Ended 3/31/20	5 Years Ended 3/31/20	Inception (1/6/14) to 3/31/20	5 Years Ended 3/31/20	Inception (1/6/14) to 3/31/20
Fund Performance
NAV	-18.66%	-12.54%	4.80%	6.05%	26.45%	44.22%
Market Price	-18.65%	-12.51%	4.81%	6.06%	26.50%	44.27%
Index Performance
NASDAQ US Rising Dividend Achievers Index	-18.52%	-12.14%	5.35%	6.60%	29.79%	48.90%
Dow Jones U.S. Select DividendTM Index*	-26.11%	-21.70%	2.73%	4.66%	14.40%	32.83%
(See Notes to Fund Performance Overview on page 28.)

*	The Dow Jones U.S. Select DividendTM Index represents 100 of the United States’ leading stocks by dividend yield.
Nasdaq® and NASDAQ US Rising Dividend Achievers Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Rising Dividend Achievers ETF (RDVY) (Continued)
Sector Allocation	% of Total Investments
Information Technology	29.9%
Financials	24.0
Health Care	14.7
Consumer Discretionary	10.3
Industrials	8.9
Communication Services	4.7
Materials	4.0
Consumer Staples	2.2
Energy	1.3
Total	100.0%
Top Ten Holdings	% of Total Investments
NVIDIA Corp.	3.1%
AmerisourceBergen Corp.	2.9
Activision Blizzard, Inc.	2.8
Microsoft Corp.	2.8
Apple, Inc.	2.6
Johnson & Johnson	2.5
Bristol-Myers Squibb Co.	2.5
Yum China Holdings, Inc.	2.5
Humana, Inc.	2.4
Air Products & Chemicals, Inc.	2.4
Total	26.5%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through March 31, 2020
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2014 through March 31, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
10/1/14 – 9/30/15	155	6	0	0
10/1/15 – 9/30/16	112	2	0	0
10/1/16 – 9/30/17	224	0	0	0
10/1/17 – 9/30/18	206	0	0	0
10/1/18 – 9/30/19	190	2	0	0
10/1/19 – 3/31/20	104	0	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
10/1/14 – 9/30/15	91	0	0	0
10/1/15 – 9/30/16	139	0	0	0
10/1/16 – 9/30/17	27	0	0	0
10/1/17 – 9/30/18	45	0	0	0
10/1/18 – 9/30/19	57	1	1	0
10/1/19 – 3/31/20	22	0	0	0

Fund Performance Overview (Unaudited) (Continued)
First Trust Dorsey Wright Focus 5 ETF (FV)
The First Trust Dorsey Wright Focus 5 ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Dorsey Wright Focus Five Index (the “Index”). The Fund normally invests at least 90% of its net assets (including investment borrowings) in the exchange-traded funds (“ETFs”) that comprise the Index. The ETFs comprising the Index selection universe are advised by First Trust Advisors L.P. (“First Trust”), the Fund’s investment advisor. The Index is constructed pursuant to Dorsey, Wright & Associates, LLC’s (the “Index Provider”) proprietary methodology, which takes into account the performance of each of the First Trust sector-based ETFs relative to one another. The Index is designed to provide targeted exposure to the five First Trust sector-based ETFs that the Index Provider believes offer the greatest potential to outperform the other ETFs in the selection universe and that satisfy certain trading volume and liquidity requirements. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “FV.”
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 3/31/20	1 Year Ended 3/31/20	5 Years Ended 3/31/20	Inception (3/5/14) to 3/31/20	5 Years Ended 3/31/20	Inception (3/5/14) to 3/31/20
Fund Performance
NAV	-12.21%	-13.22%	2.09%	4.82%	10.92%	33.05%
Market Price	-12.28%	-13.32%	2.01%	4.80%	10.47%	32.90%
Index Performance
Dorsey Wright Focus Five Index	-12.33%	-13.20%	2.44%	5.17%	12.83%	35.77%
S&P 500® Index	-12.31%	-6.98%	6.73%	7.62%	38.47%	56.17%
(See Notes to Fund Performance Overview on page 28.)

The Fund is not sponsored, endorsed, sold or promoted by Dorsey, Wright & Associates, LLC (“Dorsey Wright”). Dorsey Wright makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. Dorsey Wright’s only relationship to First Trust is the licensing of certain trademarks and trade names of Dorsey Wright and of the Index, which is determined, composed and calculated by Dorsey Wright without regard to First Trust or the Fund.

Fund Performance Overview (Unaudited) (Continued)
First Trust Dorsey Wright Focus 5 ETF (FV) (Continued)

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through March 31, 2020
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2014 through March 31, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
10/1/14 – 9/30/15	155	11	0	1
10/1/15 – 9/30/16	132	0	0	0
10/1/16 – 9/30/17	70	0	0	0
10/1/17 – 9/30/18	121	0	0	0
10/1/18 – 9/30/19	130	5	0	0
10/1/19 – 3/31/20	61	1	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
10/1/14 – 9/30/15	78	7	0	0
10/1/15 – 9/30/16	121	0	0	0
10/1/16 – 9/30/17	181	0	0	0
10/1/17 – 9/30/18	130	0	0	0
10/1/18 – 9/30/19	112	3	0	1
10/1/19 – 3/31/20	63	1	0	0

Fund Performance Overview (Unaudited) (Continued)
First Trust RBA American Industrial Renaissance® ETF (AIRR)
The First Trust RBA American Industrial Renaissance® ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Richard Bernstein Advisors American Industrial Renaissance® Index (the “Index”). The Fund normally invests at least 90% of its net assets (including investment borrowings) in the equity securities that comprise the Index. The Index is designed to measure the performance of small- and mid-cap U.S. companies in the industrial and community banking sectors. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “AIRR.”
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 3/31/20	1 Year Ended 3/31/20	5 Years Ended 3/31/20	Inception (3/10/14) to 3/31/20	5 Years Ended 3/31/20	Inception (3/10/14) to 3/31/20
Fund Performance
NAV	-24.95%	-17.66%	1.36%	0.36%	6.98%	2.21%
Market Price	-25.10%	-17.83%	1.30%	0.33%	6.65%	2.01%
Index Performance
Richard Bernstein Advisors American Industrial Renaissance® Index	-24.70%	-17.05%	2.12%	1.12%	11.06%	6.96%
S&P 500® Index	-12.31%	-6.98%	6.73%	7.60%	38.47%	55.84%
S&P 500® Industrials Index	-23.01%	-19.47%	2.97%	3.79%	15.74%	25.27%
Russell 2500® Index	-23.72%	-22.47%	0.49%	1.81%	2.48%	11.48%
(See Notes to Fund Performance Overview on page 28.)

The Fund is not sponsored, endorsed, sold or promoted by Richard Bernstein Advisors (“RBA” or “Licensor”). RBA makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. RBA’s only relationship to First Trust is the licensing of certain trademarks and trade names of RBA and of the Index, which is determined, composed and calculated by RBA without regard to First Trust or the Fund. Licensor has no obligation to take the needs of First Trust or the owners of the Fund into consideration in determining, composing or calculating the Index. Licensor is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be listed or in the determination or calculation of the equation by which the Fund is to be converted into cash. Licensor has no obligation or liability in connection with the administration, marketing or trading of the Fund.

Fund Performance Overview (Unaudited) (Continued)
First Trust RBA American Industrial Renaissance® ETF (AIRR) (Continued)
Sector Allocation	% of Total Investments
Industrials	90.5%
Financials	9.5
Total	100.0%
Top Ten Holdings	% of Total Investments
Generac Holdings, Inc.	4.0%
Arcosa, Inc.	3.7
Federal Signal Corp.	3.6
Astec Industries, Inc.	3.5
Hubbell, Inc.	3.4
Quanta Services, Inc.	3.4
Argan, Inc.	3.3
TriMas Corp.	3.2
Proto Labs, Inc.	3.2
Encore Wire Corp.	3.1
Total	34.4%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through March 31, 2020
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2014 through March 31, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
10/1/14 – 9/30/15	127	5	0	0
10/1/15 – 9/30/16	100	0	0	0
10/1/16 – 9/30/17	140	1	0	0
10/1/17 – 9/30/18	108	0	0	0
10/1/18 – 9/30/19	157	3	1	0
10/1/19 – 3/31/20	61	0	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
10/1/14 – 9/30/15	116	4	0	0
10/1/15 – 9/30/16	153	0	0	0
10/1/16 – 9/30/17	110	0	0	0
10/1/17 – 9/30/18	143	0	0	0
10/1/18 – 9/30/19	89	1	0	0
10/1/19 – 3/31/20	65	0	0	0

Fund Performance Overview (Unaudited) (Continued)
First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)
The First Trust Dorsey Wright Momentum & Dividend ETF seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Dorsey Wright Momentum Plus Dividend Yield Index (the “Index”). Under normal conditions, the Fund invests at least 90% of its net assets (including investment borrowings) in the equity securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “DDIV.”
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 3/31/20	1 Year Ended 3/31/20	5 Years Ended 3/31/20	Inception (3/10/14) to 3/31/20	5 Years Ended 3/31/20	Inception (3/10/14) to 3/31/20
Fund Performance
NAV	-30.06%	-23.62%	-1.07%	0.87%	-5.24%	5.40%
Market Price	-30.13%	-23.66%	-1.11%	0.86%	-5.42%	5.35%
Index Performance
Dorsey Wright Momentum Plus Dividend Yield Index(1)	-29.85%	-23.10%	N/A	N/A	N/A	N/A
Dow Jones U.S. Select DividendTM Index(2)	-26.11%	-21.70%	2.73%	4.33%	14.40%	29.29%
S&P 500® Index	-12.31%	-6.98%	6.73%	7.60%	38.47%	55.84%
(See Notes to Fund Performance Overview on page 28.)

(1)	On September 6, 2018, the Fund’s underlying index changed from the Richard Bernstein Advisors Quality Income Index to the Dorsey Wright Momentum Plus Dividend Yield Index (the “Index”). Therefore, the Fund’s performance and historical returns shown for the periods prior to September 6, 2018, are not necessarily indicative of the performance that the Fund, based on its current index, would have generated. Since the Index had an inception date of July 2, 2018, it was not in existence for all of the periods disclosed.
(2)	The Dow Jones U.S. Select DividendTM Index represents 100 of the United States’ leading stocks by dividend yield.
The Fund is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, with its affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund. The Corporations make no representation or warranty, express or implied to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the indexes to track general stock performance.

Fund Performance Overview (Unaudited) (Continued)
First Trust Dorsey Wright Momentum & Dividend ETF (DDIV) (Continued)
Sector Allocation	% of Total Investments
Real Estate	33.9%
Utilities	22.2
Information Technology	14.9
Financials	12.0
Energy	6.1
Health Care	4.4
Consumer Discretionary	4.4
Consumer Staples	2.1
Total	100.0%
Top Ten Holdings	% of Total Investments
CoreSite Realty Corp.	4.7%
AbbVie, Inc.	4.4
Medical Properties Trust, Inc.	4.1
Crown Castle International Corp.	3.7
Seagate Technology PLC	3.6
Broadcom, Inc.	3.3
Blackstone Mortgage Trust, Inc., Class A	3.3
VICI Properties, Inc.	3.1
Evergy, Inc.	2.7
Blackstone Group (The), Inc., Class A	2.7
Total	35.6%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through March 31, 2020
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2014 through March 31, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
10/1/14 – 9/30/15	174	6	0	0
10/1/15 – 9/30/16	174	0	0	0
10/1/16 – 9/30/17	167	0	0	0
10/1/17 – 9/30/18	67	0	0	0
10/1/18 – 9/30/19	180	5	0	0
10/1/19 – 3/31/20	80	0	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
10/1/14 – 9/30/15	64	8	0	0
10/1/15 – 9/30/16	78	1	0	0
10/1/16 – 9/30/17	84	0	0	0
10/1/17 – 9/30/18	184	0	0	0
10/1/18 – 9/30/19	65	0	1	0
10/1/19 – 3/31/20	46	0	0	0

Fund Performance Overview (Unaudited) (Continued)
First Trust Dorsey Wright International Focus 5 ETF (IFV)
The First Trust Dorsey Wright International Focus 5 ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Dorsey Wright International Focus Five Index (the “Index”). The Fund normally invests at least 90% of its net assets (including investment borrowings) in the exchange-traded funds (“ETFs”) that comprise the Index. The ETFs comprising the Index selection universe are advised by First Trust Advisors L.P. (“First Trust”), the Fund’s investment advisor. The Index is constructed pursuant to Dorsey, Wright & Associates, LLC’s (the “Index Provider”) proprietary methodology, which takes into account the performance of certain First Trust international ETFs relative to one another. The Index is designed to provide targeted exposure to the five First Trust country/region-based ETFs that the Index Provider believes offer the greatest potential to outperform the other ETFs in the selection universe. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “IFV.”
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 3/31/20	1 Year Ended 3/31/20	5 Years Ended 3/31/20	Inception (7/22/14) to 3/31/20	5 Years Ended 3/31/20	Inception (7/22/14) to 3/31/20
Fund Performance
NAV	-26.19%	-25.50%	-4.87%	-4.84%	-22.08%	-24.62%
Market Price	-25.97%	-25.46%	-4.85%	-4.82%	-22.01%	-24.50%
Index Performance
Dorsey Wright International Focus Five Index	-25.38%	-24.53%	-4.26%	-4.40%	-19.57%	-22.61%
MSCI ACWI ex USA Index	-16.52%	-15.57%	-0.64%	-1.65%	-3.18%	-9.01%
(See Notes to Fund Performance Overview on page 28.)

The Fund is not sponsored, endorsed, sold or promoted by Dorsey, Wright & Associates, LLC (“Dorsey Wright”). Dorsey Wright makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. Dorsey Wright’s only relationship to First Trust is the licensing of certain trademarks and trade names of Dorsey Wright and of the Index, which is determined, composed and calculated by Dorsey Wright without regard to First Trust or the Fund.

Fund Performance Overview (Unaudited) (Continued)
First Trust Dorsey Wright International Focus 5 ETF (IFV) (Continued)

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through March 31, 2020
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2014 through March 31, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
10/1/14 – 9/30/15	185	8	0	0
10/1/15 – 9/30/16	155	1	0	0
10/1/16 – 9/30/17	136	0	0	0
10/1/17 – 9/30/18	127	6	0	0
10/1/18 – 9/30/19	90	3	0	1
10/1/19 – 3/31/20	41	2	1	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
10/1/14 – 9/30/15	58	1	0	0
10/1/15 – 9/30/16	97	0	0	0
10/1/16 – 9/30/17	114	1	0	0
10/1/17 – 9/30/18	117	1	0	0
10/1/18 – 9/30/19	151	6	0	0
10/1/19 – 3/31/20	76	5	1	0

Fund Performance Overview (Unaudited) (Continued)
First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC)
The First Trust Dorsey Wright Dynamic Focus 5 ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Dorsey Wright Dynamic Focus Five Index (the “Index”). The Fund normally invests at least 80% of its net assets (including investment borrowings) in the exchange-traded funds (“ETFs”) and cash equivalents that comprise the Index. The cash equivalents comprising the Index selection universe (the “Cash Proxy”) are 1- to 3-month U.S. Treasury Bills representing the component securities of a cash equivalents index (the Nasdaq US T-Bill Index (the “Cash Index”)) that is a component of the Index. The ETFs comprising the Index selection universe are advised by First Trust Advisors L.P. (“First Trust”), the Fund’s investment advisor. The Index is constructed pursuant to Dorsey, Wright & Associates, LLC’s (the “Index Provider”) proprietary methodology, which takes into account the performance of each of the First Trust sector and industry-based ETFs relative to one another. The Cash Index is also evaluated and its inclusion and weight in the Index are adjusted based upon its rank relative to the selection universe of sector and industry-based ETFs chosen by the Index. The Index is designed to provide targeted exposure to the five First Trust sector and industry-based ETFs that the Index Provider determines offer the greatest potential to outperform the other First Trust sector and industry-based ETFs and that satisfy certain trading volume and liquidity requirements. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “FVC.”
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 3/31/20	1 Year Ended 3/31/20	Inception (3/17/16) to 3/31/20	Inception (3/17/16) to 3/31/20
Fund Performance
NAV	-14.47%	-15.01%	3.65%	15.59%
Market Price	-14.55%	-15.05%	3.63%	15.49%
Index Performance
Dorsey Wright Dynamic Focus Five Index	-14.59%	-14.96%	3.92%	16.82%
S&P 500® Index	-12.31%	-6.98%	8.18%	37.39%
(See Notes to Fund Performance Overview on page 28.)

The Fund is not sponsored, endorsed, sold or promoted by Dorsey, Wright & Associates, LLC (“Dorsey Wright”). Dorsey Wright makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. Dorsey Wright’s only relationship to First Trust is the licensing of certain trademarks and trade names of Dorsey Wright and of the Index, which is determined, composed and calculated by Dorsey Wright without regard to First Trust or the Fund.

Fund Performance Overview (Unaudited) (Continued)
First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC) (Continued)

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through March 31, 2020
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period March 18, 2016 (commencement of trading) through March 31, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
3/18/16 – 9/30/16	113	0	0	0
10/1/16 – 9/30/17	167	0	0	0
10/1/17 – 9/30/18	161	1	0	0
10/1/18 – 9/30/19	113	3	0	1
10/1/19 – 3/31/20	67	0	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
3/18/16 – 9/30/16	25	0	0	0
10/1/16 – 9/30/17	84	0	0	0
10/1/17 – 9/30/18	89	0	0	0
10/1/18 – 9/30/19	131	3	0	0
10/1/19 – 3/31/20	59	0	0	0

Notes to Fund Performance Overview (Unaudited)
Total returns for the periods since inception are calculated from the inception date of each Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.
Each Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future performance.

First Trust Exchange-Traded Fund VI
Understanding Your Fund Expenses
March 31, 2020 (Unaudited)
As a shareholder of First Trust NASDAQ Technology Dividend Index Fund, Multi-Asset Diversified Income Index Fund, First Trust S&P International Dividend Aristocrats ETF, First Trust BuyWrite Income ETF, First Trust Hedged BuyWrite Income ETF, First Trust Rising Dividend Achievers ETF, First Trust Dorsey Wright Focus 5 ETF, First Trust RBA American Industrial Renaissance® ETF, First Trust Dorsey Wright Momentum & Dividend ETF, First Trust Dorsey Wright International Focus 5 ETF, or First Trust Dorsey Wright Dynamic Focus 5 ETF (each a “Fund” and collectively, the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs (in U.S. dollars) of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended March 31, 2020.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value October 1, 2019	Ending Account Value March 31, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
First Trust NASDAQ Technology Dividend Index Fund (TDIV)
Actual	$1,000.00	$894.70	0.50%	$2.37
Hypothetical (5% return before expenses)	$1,000.00	$1,022.50	0.50%	$2.53
Multi-Asset Diversified Income Index Fund (MDIV) (b)
Actual	$1,000.00	$656.80	0.48%	$1.99
Hypothetical (5% return before expenses)	$1,000.00	$1,022.60	0.48%	$2.43
First Trust S&P International Dividend Aristocrats ETF (FID)
Actual	$1,000.00	$769.60	0.60%	$2.65
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	0.60%	$3.03
First Trust BuyWrite Income ETF (FTHI)
Actual	$1,000.00	$791.20	0.85%	$3.81
Hypothetical (5% return before expenses)	$1,000.00	$1,020.75	0.85%	$4.29
First Trust Hedged BuyWrite Income ETF (FTLB)
Actual	$1,000.00	$878.40	0.85%	$3.99
Hypothetical (5% return before expenses)	$1,000.00	$1,020.75	0.85%	$4.29
First Trust Rising Dividend Achievers ETF (RDVY)
Actual	$1,000.00	$813.40	0.50%	$2.27
Hypothetical (5% return before expenses)	$1,000.00	$1,022.50	0.50%	$2.53

First Trust Exchange-Traded Fund VI
Understanding Your Fund Expenses (Continued)
March 31, 2020 (Unaudited)
	Beginning Account Value October 1, 2019	Ending Account Value March 31, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
First Trust Dorsey Wright Focus 5 ETF (FV) (b)
Actual	$1,000.00	$877.90	0.30%	$1.41
Hypothetical (5% return before expenses)	$1,000.00	$1,023.50	0.30%	$1.52
First Trust RBA American Industrial Renaissance® ETF (AIRR)
Actual	$1,000.00	$750.50	0.70%	$3.06
Hypothetical (5% return before expenses)	$1,000.00	$1,021.50	0.70%	$3.54
First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)
Actual	$1,000.00	$699.40	0.60%	$2.55
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	0.60%	$3.03
First Trust Dorsey Wright International Focus 5 ETF (IFV) (b)
Actual	$1,000.00	$738.10	0.30%	$1.30
Hypothetical (5% return before expenses)	$1,000.00	$1,023.50	0.30%	$1.52
First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC) (b)
Actual	$1,000.00	$855.30	0.30%	$1.39
Hypothetical (5% return before expenses)	$1,000.00	$1,023.50	0.30%	$1.52

(a)	Expenses are equal to the annualized expense ratios as indicated in the table multiplied by the average account value over the period (October 1, 2019 through March 31, 2020), multiplied by 183/366 (to reflect the six-month period).
(b)	Annualized expense ratio and expenses paid during the six-month period do not include fees and expenses of the underlying funds in which the Fund invests.

First Trust NASDAQ Technology Dividend Index Fund (TDIV)
Portfolio of Investments
March 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.9%
	Aerospace & Defense – 1.1%
54,841	L3Harris Technologies, Inc.	$9,877,961
	Communications Equipment – 9.3%
4,980	AudioCodes Ltd.	118,972
1,954,368	Cisco Systems, Inc.	76,826,206
4,586	Comtech Telecommunications Corp.	60,948
13,646	InterDigital, Inc.	609,021
178,152	Juniper Networks, Inc.	3,409,829
41,527	Motorola Solutions, Inc.	5,519,769
16,808	Plantronics, Inc.	169,089
6,140	Ubiquiti, Inc.	869,301
		87,583,135
	Diversified Telecommunication Services – 11.3%
592,245	AT&T, Inc.	17,263,942
26,376	ATN International, Inc.	1,548,535
460,539	BCE, Inc.	18,817,624
31,360	Cogent Communications Holdings, Inc.	2,570,579
1,042,403	KT Corp., ADR	8,109,895
306,112	Orange S.A., ADR	3,697,833
1,654,624	Telefonica Brasil S.A., ADR	15,768,567
1,172,881	TELUS Corp.	18,508,062
367,498	Verizon Communications, Inc.	19,745,667
		106,030,704
	Electronic Equipment, Instruments & Components – 1.1%
22,327	CDW Corp.	2,082,439
367,391	Corning, Inc.	7,546,211
11,094	SYNNEX Corp.	810,972
		10,439,622
	Entertainment – 0.4%
10,944	NetEase, Inc., ADR	3,512,586
	Health Care Technology – 0.0%
2,252	Simulations Plus, Inc.	78,640
	IT Services – 9.4%
38,534	Amdocs Ltd.	2,118,214
121,518	Cognizant Technology Solutions Corp., Class A	5,646,941
8,990	CSG Systems International, Inc.	376,232
97,568	DXC Technology Co.	1,273,262
658,627	International Business Machines Corp.	73,061,493
36,030	Leidos Holdings, Inc.	3,302,150
16,795	NIC, Inc.	386,285
22,951	Perspecta, Inc.	418,626
17,463	Science Applications International Corp.	1,303,264
Shares	Description	Value

	IT Services (Continued)
10,079	Switch, Inc., Class A	$145,440
		88,031,907
	Semiconductors & Semiconductor Equipment – 28.0%
121,782	Analog Devices, Inc.	10,917,756
232,667	Applied Materials, Inc.	10,660,802
11,407	ASML Holding N.V., ADR	2,984,527
140,021	Broadcom, Inc.	33,198,979
11,475	Brooks Automation, Inc.	349,987
6,441	Cabot Microelectronics Corp.	735,176
9,928	Cohu, Inc.	122,909
15,206	Entegris, Inc.	680,773
1,478,278	Intel Corp.	80,004,405
51,378	KLA Corp.	7,385,074
21,445	Kulicke & Soffa Industries, Inc.	447,557
43,031	Lam Research Corp.	10,327,440
107,963	Marvell Technology Group Ltd.	2,443,203
157,960	Maxim Integrated Products, Inc.	7,678,436
65,680	Microchip Technology, Inc.	4,453,104
7,297	MKS Instruments, Inc.	594,341
7,211	Monolithic Power Systems, Inc.	1,207,554
48,388	NXP Semiconductors N.V.	4,012,817
3,833	Power Integrations, Inc.	338,569
529,937	QUALCOMM, Inc.	35,850,238
16,715	Silicon Motion Technology Corp., ADR	612,772
48,702	Skyworks Solutions, Inc.	4,352,985
12,097	STMicroelectronics N.V., ADR	258,513
17,143	Teradyne, Inc.	928,636
368,323	Texas Instruments, Inc.	36,806,517
70,375	Xilinx, Inc.	5,485,027
35,618	Xperi Corp.	495,446
		263,333,543
	Software – 18.0%
5,065	Blackbaud, Inc.	281,361
24,189	CDK Global, Inc.	794,609
28,742	Citrix Systems, Inc.	4,068,430
4,678	Ebix, Inc.	71,012
34,691	Intuit, Inc.	7,978,930
11,926	j2 Global, Inc.	892,661
131,337	Micro Focus International PLC, ADR	665,879
584,969	Microsoft Corp.	92,255,461
133,545	NortonLifeLock, Inc.	2,498,627
72,065	Open Text Corp.	2,516,510
788,675	Oracle Corp.	38,116,663
11,755	Progress Software Corp.	376,160
1,707	QAD, Inc., Class A	68,160
13,689	SAP SE, ADR	1,512,634
8,701	Sapiens International Corp., N.V.	165,493
28,439	SS&C Technologies Holdings, Inc.	1,246,197

See Notes to Financial Statements

First Trust NASDAQ Technology Dividend Index Fund (TDIV)
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
132,974	VMware, Inc., Class A (a)	$16,103,151
		169,611,938
	Technology Hardware, Storage & Peripherals – 13.9%
331,346	Apple, Inc.	84,257,974
660,063	Hewlett Packard Enterprise Co.	6,409,212
841,055	HP, Inc.	14,600,715
49,995	Logitech International S.A.	2,146,285
117,902	NetApp, Inc.	4,915,334
197,286	Seagate Technology PLC	9,627,557
210,180	Western Digital Corp.	8,747,692
		130,704,769
	Trading Companies & Distributors – 0.0%
13,544	Systemax, Inc.	240,135
	Wireless Telecommunication Services – 7.4%
983,366	America Movil SAB de CV, ADR, Class L	11,584,051
586,750	China Mobile Ltd., ADR	22,102,873
494,045	Millicom International Cellular S.A.	14,030,878
48,806	Shenandoah Telecommunications Co.	2,403,696
404,212	Telephone & Data Systems, Inc.	6,774,593
8,385,647	VEON Ltd., ADR	12,662,327
		69,558,418
	Total Investments – 99.9%	939,003,358
	(Cost $891,522,863) (b)
	Net Other Assets and Liabilities – 0.1%	871,156
	Net Assets – 100.0%	$939,874,514

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $155,112,441 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $107,631,946. The net unrealized appreciation was $47,480,495.

ADR	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 939,003,358	$ 939,003,358	$ —	$ —

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments
March 31, 2020 (Unaudited)
Shares/ Units	Description	Value
EXCHANGE-TRADED FUNDS – 28.0%
	Capital Markets – 28.0%
2,820,832	First Trust Tactical High Yield ETF (a)	$118,460,840
	(Cost $137,831,884)
COMMON STOCKS – 21.6%
	Automobiles – 0.9%
474,965	Ford Motor Co.	2,294,081
69,989	General Motors Co.	1,454,371
		3,748,452
	Banks – 4.8%
61,947	Citizens Financial Group, Inc.	1,165,223
34,912	Comerica, Inc.	1,024,318
94,015	First Financial Bancorp	1,401,764
80,573	First Hawaiian, Inc.	1,331,872
197,419	FNB Corp.	1,454,978
166,624	Hope Bancorp, Inc.	1,369,649
166,897	Huntington Bancshares, Inc.	1,370,224
186,523	Investors Bancorp, Inc.	1,490,319
122,877	KeyCorp	1,274,234
107,343	PacWest Bancorp	1,923,587
163,353	People’s United Financial, Inc.	1,805,051
132,217	Regions Financial Corp.	1,185,986
199,822	Umpqua Holdings Corp.	2,178,060
202,149	Valley National Bancorp	1,477,709
		20,452,974
	Biotechnology – 1.3%
37,784	AbbVie, Inc.	2,878,763
35,378	Gilead Sciences, Inc.	2,644,859
		5,523,622
	Capital Markets – 2.2%
84,593	Franklin Resources, Inc.	1,411,857
254,486	Invesco, Ltd.	2,310,733
62,626	Legg Mason, Inc.	3,059,280
230,363	Waddell & Reed Financial, Inc., Class A	2,621,531
		9,403,401
	Chemicals – 0.3%
30,427	LyondellBasell Industries N.V., Class A	1,510,092
	Commercial Services & Supplies – 0.4%
145,499	KAR Auction Services, Inc.	1,745,988
	Containers & Packaging – 0.4%
60,878	International Paper Co.	1,895,132
	Diversified Consumer Services – 0.3%
103,155	H&R Block, Inc.	1,452,423
	Diversified Telecommunication Services – 0.5%
40,960	Verizon Communications, Inc.	2,200,781
	Electric Utilities – 1.0%
27,634	Duke Energy Corp.	2,235,038
89,058	PPL Corp.	2,197,951
		4,432,989
See Notes to Financial Statements

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS (Continued)
	Electrical Equipment – 0.5%
26,755	Eaton Corp. PLC	$2,078,596
	Entertainment – 0.2%
66,596	Cinemark Holdings, Inc.	678,613
	Food Products – 1.0%
42,741	Bunge Ltd.	1,753,663
44,520	General Mills, Inc.	2,349,321
		4,102,984
	Gas Utilities – 0.5%
51,941	National Fuel Gas Co.	1,936,880
	Health Care Providers & Services – 0.5%
43,350	Cardinal Health, Inc.	2,078,199
	Hotels, Restaurants & Leisure – 0.2%
63,729	Carnival Corp.	839,311
	Insurance – 1.9%
45,367	MetLife, Inc.	1,386,869
45,449	Principal Financial Group, Inc.	1,424,372
34,046	Progressive (The) Corp.	2,513,957
28,152	Prudential Financial, Inc.	1,467,845
79,305	Unum Group	1,190,368
		7,983,411
	IT Services – 0.6%
21,865	International Business Machines Corp.	2,425,485
	Media – 0.4%
115,701	Interpublic Group of (The) Cos., Inc.	1,873,199
	Multi-Utilities – 0.4%
98,363	CenterPoint Energy, Inc.	1,519,708
	Oil, Gas & Consumable Fuels – 0.4%
21,250	Chevron Corp.	1,539,775
	Thrifts & Mortgage Finance – 0.4%
158,023	Northwest Bancshares, Inc.	1,828,326
	Tobacco – 1.5%
89,661	Altria Group, Inc.	3,467,191
65,010	Universal Corp.	2,874,092
		6,341,283
	Trading Companies & Distributors – 1.0%
32,363	MSC Industrial Direct Co., Inc., Class A	1,778,994
92,186	Triton International Ltd.	2,384,852
		4,163,846
	Total Common Stocks	91,755,470
	(Cost $140,075,034)
MASTER LIMITED PARTNERSHIPS – 14.4%
	Energy Equipment & Services – 0.6%
408,618	USA Compression Partners, L.P.	2,312,778
	Oil, Gas & Consumable Fuels – 13.8%
539,205	Black Stone Minerals, L.P.	2,523,479

See Notes to Financial Statements

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
Shares/ Units	Description	Value
MASTER LIMITED PARTNERSHIPS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
77,043	Cheniere Energy Partners, L.P.	$2,080,931
373,245	CNX Midstream Partners, L.P.	3,023,284
178,269	Delek Logistics Partners, L.P.	1,622,248
370,286	Dorchester Minerals, L.P.	3,447,363
782,989	Enable Midstream Partners, L.P.	2,012,282
463,761	Energy Transfer, L.P.	2,133,301
144,792	Enterprise Products Partners, L.P.	2,070,526
125,882	Enviva Partners, L.P.	3,363,567
466,177	EQM Midstream Partners, L.P.	5,500,889
427,510	GasLog Partners, L.P.	953,347
324,305	Genesis Energy, L.P.	1,271,276
277,884	Global Partners, L.P.	2,450,937
296,758	Holly Energy Partners, L.P.	4,163,515
319,257	KNOT Offshore Partners, L.P.	3,256,421
61,916	Magellan Midstream Partners, L.P.	2,259,315
236,540	MPLX, L.P.	2,748,595
172,553	NuStar Energy L.P.	1,482,230
259,156	PBF Logistics, L.P.	1,751,894
61,700	Phillips 66 Partners, L.P.	2,247,731
247,247	Plains All American Pipeline, L.P.	1,305,464
240,574	Plains GP Holdings, L.P., Class A	1,349,620
227,951	Shell Midstream Partners, L.P.	2,274,951
118,920	TC PipeLines, L.P.	3,267,922
		58,561,088
	Total Master Limited Partnerships	60,873,866
	(Cost $140,696,621)
REAL ESTATE INVESTMENT TRUSTS – 14.2%
	Health Care REITs – 1.9%
77,011	LTC Properties, Inc.	2,379,640
192,359	Medical Properties Trust, Inc.	3,325,887
48,946	National Health Investors, Inc.	2,423,806
		8,129,333
	Hotel & Resort REITs – 3.6%
367,060	Apple Hospitality REIT, Inc.	3,365,940
398,674	DiamondRock Hospitality Co.	2,025,264
229,346	Host Hotels & Resorts, Inc.	2,531,980
305,587	Park Hotels & Resorts, Inc.	2,417,193
299,019	Sunstone Hotel Investors, Inc.	2,604,456
203,383	Xenia Hotels & Resorts, Inc.	2,094,845
		15,039,678
	Mortgage REITs – 5.1%
439,340	Arbor Realty Trust, Inc.	2,152,766
152,882	Blackstone Mortgage Trust, Inc., Class A	2,846,663
397,205	Chimera Investment Corp.	3,614,565
567,556	Invesco Mortgage Capital, Inc.	1,935,366
373,309	Ladder Capital Corp.	1,769,484
1,127,834	MFA Financial, Inc.	1,748,143
291,545	PennyMac Mortgage Investment Trust	3,096,208
372,030	Redwood Trust, Inc.	1,882,472
261,108	Starwood Property Trust, Inc.	2,676,357
		21,722,024
See Notes to Financial Statements

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
Shares/ Units	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Retail REITs – 1.3%
190,030	Brixmor Property Group, Inc.	$1,805,285
29,496	Simon Property Group, Inc.	1,618,151
78,476	Spirit Realty Capital, Inc.	2,052,147
		5,475,583
	Specialized REITs – 2.3%
66,403	EPR Properties	1,608,281
130,895	Gaming and Leisure Properties, Inc.	3,627,100
46,671	Lamar Advertising Co., Class A	2,393,289
179,588	Outfront Media, Inc.	2,420,846
		10,049,516
	Total Real Estate Investment Trusts	60,416,134
	(Cost $129,006,882)

Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES – 21.1%
	Banks – 7.2%
244,058	Citigroup Capital XIII, 3 Mo. LIBOR + 6.37% (b)	8.14%	10/30/40	6,247,885
250,954	GMAC Capital Trust I, Series 2, 3 Mo. LIBOR + 5.79% (b)	7.48%	02/15/40	5,147,067
184,443	HSBC Holdings PLC. Series A	6.20%	(c)	4,616,608
183,178	ING Groep N.V.	6.13%	(c)	4,561,132
197,652	Regions Financial Corp., Series A	6.38%	(c)	4,735,742
177,438	US Bancorp, Series F (d)	6.50%	(c)	4,570,803
19,895	Wells Fargo & Co., Series T	6.00%	(c)	507,521
				30,386,758
	Capital Markets – 2.1%
171,611	Morgan Stanley, Series E (d)	7.13%	(c)	4,492,776
171,554	Morgan Stanley, Series F (d)	6.88%	(c)	4,400,360
				8,893,136
	Equity Real Estate Investment Trusts – 1.7%
204,620	RLJ Lodging Trust, Series A	1.95%	(c)	3,580,850
169,798	VEREIT, Inc., Series F	6.70%	(c)	3,752,536
				7,333,386
	Insurance – 2.4%
199,217	Hartford Financial Services Group (The), Inc., (d)	7.88%	04/15/42	5,205,540
191,832	Prudential PLC	6.75%	(c)	4,820,738
				10,026,278
	Mortgage Real Estate Investment Trusts – 7.7%
210,404	AGNC Investment Corp., Series C (d)	7.00%	(c)	4,092,358
234,641	Annaly Capital Management, Inc., Series D	7.50%	(c)	4,516,839
212,745	Annaly Capital Management, Inc., Series F (d)	6.95%	(c)	3,776,224
205,177	Annaly Capital Management, Inc., Series G (d)	6.50%	(c)	3,592,649
237,792	Capstead Mortgage Corp., Series E	7.50%	(c)	4,503,780
234,672	Chimera Investment Corp., Series B (d)	8.00%	(c)	3,409,784
216,545	Invesco Mortgage Capital, Inc., Series C (d)	7.50%	(c)	1,894,769
224,525	Two Harbors Investment Corp., Series B (d)	7.63%	(c)	3,509,326

See Notes to Financial Statements

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Mortgage Real Estate Investment Trusts (Continued)
224,523	Two Harbors Investment Corp., Series C (d)	7.25%	(c)	$3,446,428
				32,742,157
	Total $25 Par Preferred Securities			89,381,715
	(Cost $115,379,234)

Total Investments – 99.3%	420,888,025
(Cost $662,989,655) (e)
Net Other Assets and Liabilities – 0.7%	2,792,684
Net Assets – 100.0%	$423,680,709

(a)	Investment in an affiliated fund.
(b)	Floating rate security.
(c)	Perpetual maturity.
(d)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at March 31, 2020. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,407,984 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $244,509,614. The net unrealized depreciation was $242,101,630.

LIBOR	London Interbank Offered Rate

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 118,460,840	$ 118,460,840	$ —	$ —
Common Stocks*	91,755,470	91,755,470	—	—
Master Limited Partnerships*	60,873,866	60,873,866	—	—
Real Estate Investment Trusts*	60,416,134	60,416,134	—	—
$25 Par Preferred Securities*	89,381,715	89,381,715	—	—
Total Investments	$ 420,888,025	$ 420,888,025	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust S&P International Dividend Aristocrats ETF (FID)
Portfolio of Investments
March 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 94.1%
	Auto Components – 2.0%
13,138	Nokian Renkaat OYJ (a)	$313,710
	Automobiles – 1.5%
12,400	Subaru Corp. (a)	237,027
	Banks – 11.4%
2,361	Bank of Montreal	119,216
3,916	Bank of Nova Scotia (The)	159,918
45,994	Bendigo & Adelaide Bank Ltd. (a)	176,703
2,869	Canadian Imperial Bank of Commerce	167,170
4,166	Commonwealth Bank of Australia (a)	157,183
7,936	Laurentian Bank of Canada	172,333
35,500	Mitsubishi UFJ Financial Group, Inc. (a)	132,825
23,500	Oversea-Chinese Banking Corp., Ltd. (a)	142,385
31,414	Skandinaviska Enskilda Banken AB, Class A (a) (b)	210,381
24,283	Svenska Handelsbanken AB, Class A (a) (b)	200,265
134,400	Thanachart Capital PCL	136,171
		1,774,550
	Capital Markets – 2.5%
30,868	IG Group Holdings PLC (a)	264,859
42,622	Investec PLC (a)	79,403
20,900	Ninety One PLC (b)	44,885
		389,147
	Chemicals – 1.5%
39,800	Mitsubishi Chemical Holdings Corp. (a)	236,334
	Commercial Services & Supplies – 1.8%
5,097	Societe BIC S.A. (a)	283,103
	Construction & Engineering – 1.2%
6,420	Bouygues S.A. (a)	186,316
	Diversified Financial Services – 2.1%
32,898	Challenger Ltd. (a)	80,358
48,568	FirstRand Ltd. (a)	108,993
11,000	ORIX Corp. (a)	131,237
		320,588
	Diversified Telecommunication Services – 6.4%
6,732	BCE, Inc.	276,159
129,400	Singapore Telecommunications Ltd. (a)	230,685
475	Swisscom AG (a)	254,353
Shares	Description	Value

	Diversified Telecommunication Services (Continued)
14,168	TELUS Corp.	$224,002
		985,199
	Electric Utilities – 9.0%
36,597	CK Infrastructure Holdings Ltd. (a)	193,740
64,767	EDP - Energias de Portugal S.A. (a)	260,583
5,844	Emera, Inc.	230,471
12,345	Fortum OYJ (a)	179,583
39,970	Power Assets Holdings Ltd. (a)	237,112
16,682	Red Electrica Corp. S.A. (a)	299,767
		1,401,256
	Gas Utilities – 3.4%
33,706	APA Group (a)	213,890
15,586	Enagas S.A. (a)	307,468
		521,358
	Household Durables – 1.0%
8,905	JM AB (a)	153,464
	Independent Power & Renewable Electricity Producers – 1.6%
12,076	Northland Power, Inc.	241,039
	Insurance – 7.2%
3,276	Ageas (a)	136,517
11,935	CNP Assurances (a)	115,562
8,413	Great-West Lifeco, Inc.	145,328
60,479	Legal & General Group PLC (a)	142,894
5,500	MS&AD Insurance Group Holdings, Inc. (a)	153,456
8,317	Power Corp. of Canada	133,800
4,919	SCOR SE (a)	108,224
508	Zurich Insurance Group AG (a)	178,464
		1,114,245
	Machinery – 1.1%
10,500	Komatsu Ltd. (a)	169,926
	Media – 5.4%
19,598	Lagardere SCA (a)	243,999
6,919	Publicis Groupe S.A. (a)	197,738
13,692	Shaw Communications, Inc., Class B	222,119
25,713	WPP PLC (a)	174,821
		838,677
	Multi-Utilities – 4.2%
25,362	AGL Energy Ltd. (a)	265,422
8,513	Canadian Utilities Ltd., Class A	203,494
17,841	Suez (a)	181,254
		650,170

See Notes to Financial Statements

First Trust S&P International Dividend Aristocrats ETF (FID)
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels – 5.9%
12,828	Keyera Corp.	$119,228
7,821	Pembina Pipeline Corp.	146,717
2,797	SK Innovation Co., Ltd. (a)	197,904
4,840	TC Energy Corp.	215,123
6,325	TOTAL S.A. (a)	238,318
		917,290
	Paper & Forest Products – 1.4%
7,863	UPM-Kymmene OYJ (a)	214,400
	Personal Products – 1.7%
35,615	Hengan International Group Co., Ltd. (a)	266,015
	Pharmaceuticals – 1.4%
11,389	GlaxoSmithKline PLC (a)	213,705
	Real Estate Management & Development – 7.2%
2,300	Daito Trust Construction Co., Ltd. (a)	213,586
74,000	Hysan Development Co., Ltd. (a)	238,976
209,565	New World Development Co., Ltd. (a)	223,454
202,261	Sino Land Co., Ltd. (a)	254,558
46,054	Wharf Real Estate Investment Co., Ltd. (a)	187,851
		1,118,425
	Road & Rail – 1.1%
164,700	ComfortDelGro Corp., Ltd. (a)	175,378
	Specialty Retail – 2.0%
30,379	Foschini Group (The) Ltd. (a)	113,445
108,055	Kingfisher PLC (a)	189,800
		303,245
	Technology Hardware, Storage & Peripherals – 3.1%
11,600	Canon, Inc. (a)	252,079
442,087	Lenovo Group Ltd. (a)	234,192
		486,271
	Tobacco – 3.4%
17,700	Japan Tobacco, Inc. (a)	327,391
3,214	KT&G Corp. (a)	196,785
		524,176
	Wireless Telecommunication Services – 3.6%
21,953	Freenet AG (a)	384,097
1,243	SK Telecom Co., Ltd. (a)	180,789
		564,886
	Total Common Stocks	14,599,900
	(Cost $19,850,523)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS – 4.9%
	Equity Real Estate Investment Trusts – 4.9%
10,501	Klepierre S.A. (a)	$200,166
15,493	RioCan Real Estate Investment Trust	177,575
14,556	SmartCentres Real Estate Investment Trust	194,866
3,213	Unibail-Rodamco-Westfield (a)	184,190
	Total Real Estate Investment Trusts	756,797
	(Cost $1,437,214)
	Total Investments – 99.0%	15,356,697
	(Cost $21,287,737) (c)
	Net Other Assets and Liabilities – 1.0%	147,548
	Net Assets – 100.0%	$15,504,245

(a)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2020, securities noted as such are valued at $12,027,083 or 77.6% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(b)	Non-income producing security.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $50,537 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $5,981,577. The net unrealized depreciation was $5,931,040.

See Notes to Financial Statements

First Trust S&P International Dividend Aristocrats ETF (FID)
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Banks	$ 1,774,550	$ 618,637	$ 1,155,913	$ —
Capital Markets	389,147	44,885	344,262	—
Diversified Telecommunication Services	985,199	500,161	485,038	—
Electric Utilities	1,401,256	230,471	1,170,785	—
Independent Power & Renewable Electricity Producers	241,039	241,039	—	—
Insurance	1,114,245	279,128	835,117	—
Media	838,677	222,119	616,558	—
Multi-Utilities	650,170	203,494	446,676	—
Oil, Gas & Consumable Fuels	917,290	481,068	436,222	—
Other industry categories*	6,288,327	—	6,288,327	—
Real Estate Investment Trusts*	756,797	372,441	384,356	—
Total Investments	$ 15,356,697	$ 3,193,443	$ 12,163,254	$—

*	See Portfolio of Investments for industry breakout.

Currency Exposure Diversification	% of Total Investments
Euro	26.3%
Canadian Dollar	20.5
Japanese Yen	12.1
Hong Kong Dollar	12.0
British Pound Sterling	7.2
Australian Dollar	5.8
South Korean Won	3.7
Swedish Krona	3.7
Singapore Dollar	3.6
Swiss Franc	2.8
South African Rand	1.4
Thai Baht	0.9
Total	100.0%

See Notes to Financial Statements

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments
March 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 88.3%
	Aerospace & Defense – 1.4%
989	Lockheed Martin Corp. (a)	$335,222
1,673	Northrop Grumman Corp. (a)	506,166
		841,388
	Airlines – 0.8%
13,655	Southwest Airlines Co.	486,255
	Auto Components – 0.9%
22,728	Gentex Corp.	503,652
	Banks – 8.3%
8,820	Ameris Bancorp	209,563
14,212	CIT Group, Inc.	245,299
3,279	Eagle Bancorp, Inc.	99,059
55,173	Fifth Third Bancorp (a)	819,319
701	First Citizens BancShares, Inc., Class A	233,342
83,544	First Horizon National Corp.	673,365
4,537	International Bancshares Corp.	121,954
5,242	JPMorgan Chase & Co.	471,937
9,318	M&T Bank Corp.	963,761
10,631	PNC Financial Services Group (The), Inc. (a)	1,017,599
		4,855,198
	Beverages – 2.1%
3,865	Anheuser-Busch InBev S.A., ADR	170,524
27,309	Molson Coors Brewing Co., Class B (a)	1,065,324
		1,235,848
	Biotechnology – 4.9%
6,764	Amgen, Inc.	1,371,266
19,607	Gilead Sciences, Inc. (a)	1,465,819
		2,837,085
	Building Products – 1.7%
36,511	Johnson Controls International PLC	984,337
	Capital Markets – 2.3%
32,950	Charles Schwab (The) Corp.	1,107,779
12,385	Virtu Financial, Inc., Class A	257,856
		1,365,635
	Chemicals – 3.4%
14,868	Ashland Global Holdings, Inc.	744,441
31,317	DuPont de Nemours, Inc. (a)	1,067,909
1,102	Linde PLC	190,646
		2,002,996
	Communications Equipment – 2.1%
63,375	Juniper Networks, Inc. (a)	1,212,997
	Construction & Engineering – 0.9%
6,583	EMCOR Group, Inc.	403,669
4,112	MasTec, Inc. (b)	134,586
		538,255
	Consumer Finance – 0.4%
33,100	Navient Corp.	250,898
See Notes to Financial Statements

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Containers & Packaging – 0.4%
11,501	Graphic Packaging Holding Co.	$140,312
3,886	Silgan Holdings, Inc.	112,772
		253,084
	Diversified Financial Services – 0.9%
2,936	Berkshire Hathaway, Inc., Class B (a) (b)	536,789
	Diversified Telecommunication Services – 0.5%
5,523	Verizon Communications, Inc. (a)	296,751
	Electric Utilities – 1.7%
1,133	American Electric Power Co., Inc.	90,617
1,101	Duke Energy Corp.	89,049
1,485	Edison International	81,363
863	Entergy Corp.	81,096
1,168	Eversource Energy	91,349
2,324	Exelon Corp.	85,547
2,261	FirstEnergy Corp.	90,598
398	NextEra Energy, Inc.	95,767
3,327	PPL Corp.	82,110
1,659	Southern (The) Co.	89,818
1,608	Xcel Energy, Inc.	96,963
		974,277
	Energy Equipment & Services – 0.1%
2,826	SEACOR Holdings, Inc. (b)	76,189
	Food & Staples Retailing – 0.3%
1,599	Walmart, Inc.	181,678
	Health Care Equipment & Supplies – 2.5%
14,402	Abbott Laboratories	1,136,462
761	Becton Dickinson and Co.	174,855
894	Stryker Corp.	148,842
		1,460,159
	Health Care Providers & Services – 4.0%
236	Chemed Corp.	102,235
874	Cigna Corp.	154,855
3,126	CVS Health Corp.	185,466
14,639	DaVita, Inc. (b)	1,113,442
1,181	HCA Healthcare, Inc.	106,113
2,697	UnitedHealth Group, Inc.	672,578
		2,334,689
	Hotels, Restaurants & Leisure – 2.5%
1,375	Hyatt Hotels Corp., Class A	65,862
16,412	Starbucks Corp. (a)	1,078,925
14,364	Wyndham Destinations, Inc.	311,699
		1,456,486
	Household Durables – 1.3%
38,274	KB Home	692,760
1,582	Tempur Sealy International, Inc. (b)	69,149
		761,909
	Household Products – 1.4%
1,715	Clorox (The) Co.	297,124

See Notes to Financial Statements

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Household Products (Continued)
3,978	Procter & Gamble (The) Co. (a)	$437,580
3,040	Spectrum Brands Holdings, Inc.	110,565
		845,269
	Independent Power & Renewable Electricity Producers – 1.9%
69,793	Vistra Energy Corp. (a)	1,113,896
	Industrial Conglomerates – 0.8%
2,025	3M Co.	276,433
1,343	Carlisle Cos., Inc.	168,251
		444,684
	Insurance – 1.1%
16,859	MBIA, Inc. (b)	120,373
33,976	Old Republic International Corp.	518,134
		638,507
	Interactive Media & Services – 3.4%
469	Alphabet, Inc., Class A (a) (b)	544,954
468	Alphabet, Inc., Class C (a) (b)	544,195
5,552	Facebook, Inc., Class A (b)	926,074
		2,015,223
	Internet & Direct Marketing Retail – 4.3%
615	Amazon.com, Inc. (b)	1,199,078
39,165	eBay, Inc. (a)	1,177,300
25,668	Qurate Retail, Inc., Series A (b)	156,703
		2,533,081
	IT Services – 3.0%
5,024	Accenture PLC, Class A (a)	820,218
438	CACI International, Inc., Class A (b)	92,484
1,524	Mastercard, Inc., Class A	368,138
2,810	Visa, Inc., Class A	452,747
		1,733,587
	Machinery – 2.4%
21,908	Allison Transmission Holdings, Inc. (a)	714,420
10,434	Toro (The) Co.	679,149
		1,393,569
	Marine – 0.3%
21,696	Atlas Corp.	166,842
	Media – 2.2%
356	Charter Communications, Inc., Class A (b)	155,326
9,225	iHeartMedia, Inc., Class A (b)	67,435
60,402	Interpublic Group of (The) Cos., Inc.	977,909
6,792	Sinclair Broadcast Group, Inc., Class A	109,215
		1,309,885
	Metals & Mining – 1.8%
9,879	Newmont Goldcorp Corp.	447,321
2,432	Reliance Steel & Aluminum Co.	213,019
22,708	Warrior Met Coal, Inc.	241,159
4,730	Wheaton Precious Metals Corp.	130,217
		1,031,716
See Notes to Financial Statements

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Multiline Retail – 0.2%
1,509	Target Corp.	$140,292
	Multi-Utilities – 1.3%
1,271	Ameren Corp.	92,567
1,657	CMS Energy Corp.	97,349
1,261	Consolidated Edison, Inc.	98,358
1,290	Dominion Energy, Inc.	93,125
901	DTE Energy Co.	85,568
1,955	Public Service Enterprise Group, Inc.	87,799
719	Sempra Energy	81,240
1,088	WEC Energy Group, Inc.	95,885
		731,891
	Oil, Gas & Consumable Fuels – 1.7%
10,264	Exxon Mobil Corp.	389,724
4,039	Hess Corp.	134,499
2,351	Phillips 66	126,131
15,758	SFL Corp., Ltd.	149,228
1,682	Valero Energy Corp.	76,295
8,911	Williams (The) Cos., Inc.	126,091
		1,001,968
	Paper & Forest Products – 0.3%
8,589	Domtar Corp.	185,866
	Pharmaceuticals – 5.4%
1,788	Eli Lilly & Co.	248,032
14,030	Johnson & Johnson	1,839,754
7,545	Merck & Co., Inc.	580,512
14,138	Pfizer, Inc.	461,464
		3,129,762
	Professional Services – 1.7%
27,027	Robert Half International, Inc. (a)	1,020,269
	Semiconductors & Semiconductor Equipment – 1.4%
7,403	Applied Materials, Inc.	339,205
12,856	Canadian Solar, Inc. (b)	204,539
1,503	QUALCOMM, Inc.	101,678
3,457	Teradyne, Inc.	187,266
		832,688
	Software – 4.0%
2,740	Check Point Software Technologies Ltd. (b)	275,480
10,995	Microsoft Corp. (a)	1,734,021
2,666	VMware, Inc., Class A (b)	322,853
		2,332,354
	Technology Hardware, Storage & Peripherals – 4.9%
6,194	Apple, Inc. (a)	1,575,072
32,349	Dell Technologies, Inc., Class C (b)	1,279,403
		2,854,475
	Textiles, Apparel & Luxury Goods – 0.4%
2,675	NIKE, Inc., Class B	221,329
	Thrifts & Mortgage Finance – 0.3%
7,546	Flagstar Bancorp, Inc.	149,637

See Notes to Financial Statements

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Trading Companies & Distributors – 0.2%
798	Watsco, Inc.	$126,108
	Transportation Infrastructure – 0.3%
6,807	Macquarie Infrastructure Corp. (a)	171,877
	Water Utilities – 0.2%
814	American Water Works Co., Inc.	97,322
	Total Common Stocks	51,668,652
	(Cost $61,386,176)
REAL ESTATE INVESTMENT TRUSTS – 3.0%
	Equity Real Estate Investment Trusts – 2.3%
4,112	American Tower Corp. (a)	895,388
29,890	Brookfield Property REIT, Inc., Class A	253,766
6,447	Office Properties Income Trust	175,681
		1,324,835
	Mortgage Real Estate Investment Trusts – 0.7%
16,530	ARMOUR Residential REIT, Inc.	145,629
7,057	KKR Real Estate Finance Trust, Inc.	105,926
43,426	Two Harbors Investment Corp.	165,453
		417,008
	Total Real Estate Investment Trusts	1,741,843
	(Cost $2,715,503)
EXCHANGE-TRADED FUNDS – 2.9%
	Capital Markets – 2.9%
7,588	iShares Short Treasury Bond ETF	842,420
9,184	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	841,530
	Total Exchange-Traded Funds	1,683,950
	(Cost $1,684,171)
MASTER LIMITED PARTNERSHIPS – 1.0%
	Oil, Gas & Consumable Fuels – 1.0%
3,740	Cheniere Energy Partners, L.P.	101,017
91,528	Plains GP Holdings, L.P., Class A (c)	513,472
	Total Master Limited Partnerships	614,489
	(Cost $1,458,712)
	Total Investments – 95.2%	55,708,934
	(Cost $67,244,562) (d)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS WRITTEN – (2.9)%
(15)	S&P 500® Index	$(3,876,885)	$2,800.00	Apr 2020	(18,450)
(20)	S&P 500® Index	(5,169,180)	2,500.00	May 2020	(408,080)
(22)	S&P 500® Index	(5,686,098)	2,950.00	May 2020	(27,544)
(15)	S&P 500® Index	(3,876,885)	3,000.00	May 2020	(10,050)
(8)	S&P 500® Index	(2,067,672)	2,600.00	Jun 2020	(137,200)
(26)	S&P 500® Index	(6,719,934)	2,800.00	Jun 2020	(184,158)
(22)	S&P 500® Index	(5,686,098)	3,000.00	Jun 2020	(35,200)
(16)	S&P 500® Index	(4,135,344)	2,400.00	Jul 2020	(508,400)
See Notes to Financial Statements

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS WRITTEN (Continued)
(17)	S&P 500® Index	$(4,393,803)	$2,600.00	Jul 2020	$(360,383)
	Total Call Options Written				(1,689,465)
	(Premiums received $2,249,907)

Net Other Assets and Liabilities – 7.7%	4,504,334
Net Assets – 100.0%	$58,523,803

(a)	All or a portion of this security is pledged to cover index options written.
(b)	Non-income producing security.
(c)	This security is taxed as a “C” corporation for federal income tax purposes.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,208,707 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $14,183,893. The net unrealized depreciation was $10,975,186. The amounts presented are inclusive of derivative contracts.

ADR	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
ASSETS TABLE
	Total Value at 3/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 51,668,652	$ 51,668,652	$ —	$ —
Real Estate Investment Trusts*	1,741,843	1,741,843	—	—
Exchange-Traded Funds*	1,683,950	1,683,950	—	—
Master Limited Partnerships*	614,489	614,489	—	—
Total Investments	$ 55,708,934	$ 55,708,934	$—	$—
LIABILITIES TABLE
	Total Value at 3/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$ (1,689,465)	$ (1,181,065)	$ (508,400)	$ —

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust Hedged BuyWrite Income ETF (FTLB)
Portfolio of Investments
March 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 75.9%
	Aerospace & Defense – 1.3%
99	Lockheed Martin Corp.	$33,556
169	Northrop Grumman Corp.	51,131
		84,687
	Airlines – 0.7%
1,332	Southwest Airlines Co.	47,433
	Auto Components – 0.7%
2,234	Gentex Corp.	49,505
	Banks – 7.1%
869	Ameris Bancorp	20,647
1,411	CIT Group, Inc.	24,354
328	Eagle Bancorp, Inc.	9,909
5,475	Fifth Third Bancorp (a)	81,304
68	First Citizens BancShares, Inc., Class A	22,635
8,320	First Horizon National Corp.	67,059
453	International Bancshares Corp.	12,177
523	JPMorgan Chase & Co.	47,086
924	M&T Bank Corp. (a)	95,569
1,061	PNC Financial Services Group (The), Inc. (a)	101,559
		482,299
	Beverages – 1.8%
380	Anheuser-Busch InBev S.A., ADR	16,766
2,694	Molson Coors Brewing Co., Class B (a)	105,093
		121,859
	Biotechnology – 4.2%
670	Amgen, Inc. (a)	135,829
1,936	Gilead Sciences, Inc.	144,735
		280,564
	Building Products – 1.4%
3,619	Johnson Controls International PLC	97,568
	Capital Markets – 2.0%
3,273	Charles Schwab (The) Corp.	110,038
1,219	Virtu Financial, Inc., Class A	25,380
		135,418
	Chemicals – 2.9%
1,463	Ashland Global Holdings, Inc.	73,253
3,092	DuPont de Nemours, Inc. (a)	105,437
109	Linde PLC	18,857
		197,547
	Communications Equipment – 1.8%
6,285	Juniper Networks, Inc. (a)	120,295
	Construction & Engineering – 0.8%
646	EMCOR Group, Inc.	39,613
404	MasTec, Inc. (b)	13,223
		52,836
	Consumer Finance – 0.4%
3,253	Navient Corp.	24,658
See Notes to Financial Statements

First Trust Hedged BuyWrite Income ETF (FTLB)
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Containers & Packaging – 0.4%
1,142	Graphic Packaging Holding Co.	$13,932
384	Silgan Holdings, Inc.	11,144
		25,076
	Diversified Financial Services – 0.8%
291	Berkshire Hathaway, Inc., Class B (b)	53,204
	Diversified Telecommunication Services – 0.4%
549	Verizon Communications, Inc.	29,498
	Electric Utilities – 1.4%
112	American Electric Power Co., Inc.	8,958
109	Duke Energy Corp.	8,816
145	Edison International	7,945
85	Entergy Corp.	7,987
116	Eversource Energy	9,072
230	Exelon Corp.	8,466
224	FirstEnergy Corp.	8,976
40	NextEra Energy, Inc.	9,625
330	PPL Corp.	8,144
165	Southern (The) Co.	8,933
159	Xcel Energy, Inc.	9,588
		96,510
	Energy Equipment & Services – 0.1%
279	SEACOR Holdings, Inc. (b)	7,522
	Food & Staples Retailing – 0.3%
158	Walmart, Inc.	17,952
	Health Care Equipment & Supplies – 2.2%
1,436	Abbott Laboratories	113,315
75	Becton Dickinson and Co.	17,233
89	Stryker Corp.	14,817
		145,365
	Health Care Providers & Services – 3.5%
24	Chemed Corp.	10,397
87	Cigna Corp.	15,415
309	CVS Health Corp.	18,333
1,456	DaVita, Inc. (b)	110,743
118	HCA Healthcare, Inc.	10,602
270	UnitedHealth Group, Inc.	67,333
		232,823
	Hotels, Restaurants & Leisure – 2.1%
137	Hyatt Hotels Corp., Class A	6,562
1,627	Starbucks Corp. (a)	106,959
1,431	Wyndham Destinations, Inc. (a)	31,053
		144,574
	Household Durables – 1.1%
3,811	KB Home (a)	68,979
158	Tempur Sealy International, Inc. (b)	6,906
		75,885
	Household Products – 1.2%
170	Clorox (The) Co.	29,453

See Notes to Financial Statements

First Trust Hedged BuyWrite Income ETF (FTLB)
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Household Products (Continued)
392	Procter & Gamble (The) Co. (a)	$43,120
298	Spectrum Brands Holdings, Inc.	10,838
		83,411
	Independent Power & Renewable Electricity Producers – 1.7%
6,967	Vistra Energy Corp.	111,193
	Industrial Conglomerates – 0.7%
200	3M Co.	27,302
132	Carlisle Cos., Inc.	16,537
		43,839
	Insurance – 0.9%
1,670	MBIA, Inc. (b)	11,924
3,374	Old Republic International Corp.	51,453
		63,377
	Interactive Media & Services – 3.0%
47	Alphabet, Inc., Class A (a) (b)	54,612
46	Alphabet, Inc., Class C (a) (b)	53,489
550	Facebook, Inc., Class A (b)	91,740
		199,841
	Internet & Direct Marketing Retail – 3.7%
61	Amazon.com, Inc. (a) (b)	118,933
3,847	eBay, Inc. (a)	115,641
2,507	Qurate Retail, Inc., Series A (b)	15,305
		249,879
	IT Services – 2.6%
499	Accenture PLC, Class A (a)	81,467
43	CACI International, Inc., Class A (b)	9,079
151	Mastercard, Inc., Class A	36,476
279	Visa, Inc., Class A (a)	44,952
		171,974
	Machinery – 2.0%
2,165	Allison Transmission Holdings, Inc. (a)	70,601
1,025	Toro (The) Co.	66,717
		137,318
	Marine – 0.2%
2,133	Atlas Corp.	16,403
	Media – 1.9%
35	Charter Communications, Inc., Class A (a) (b)	15,271
910	iHeartMedia, Inc., Class A (b)	6,652
5,983	Interpublic Group of (The) Cos., Inc. (a)	96,865
671	Sinclair Broadcast Group, Inc., Class A	10,789
		129,577
	Metals & Mining – 1.5%
987	Newmont Goldcorp Corp.	44,691
240	Reliance Steel & Aluminum Co.	21,022
2,231	Warrior Met Coal, Inc.	23,693
473	Wheaton Precious Metals Corp.	13,022
		102,428
See Notes to Financial Statements

First Trust Hedged BuyWrite Income ETF (FTLB)
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Multiline Retail – 0.2%
149	Target Corp.	$13,853
	Multi-Utilities – 1.1%
126	Ameren Corp.	9,177
165	CMS Energy Corp.	9,694
126	Consolidated Edison, Inc.	9,828
128	Dominion Energy, Inc.	9,240
89	DTE Energy Co.	8,452
195	Public Service Enterprise Group, Inc.	8,758
71	Sempra Energy	8,022
108	WEC Energy Group, Inc.	9,518
		72,689
	Oil, Gas & Consumable Fuels – 1.5%
1,019	Exxon Mobil Corp.	38,691
397	Hess Corp.	13,220
233	Phillips 66	12,501
1,563	SFL Corp., Ltd.	14,802
167	Valero Energy Corp.	7,575
882	Williams (The) Cos., Inc.	12,480
		99,269
	Paper & Forest Products – 0.3%
848	Domtar Corp.	18,351
	Pharmaceuticals – 4.6%
178	Eli Lilly & Co.	24,692
1,397	Johnson & Johnson (a)	183,189
747	Merck & Co., Inc.	57,474
1,404	Pfizer, Inc.	45,826
		311,181
	Professional Services – 1.5%
2,654	Robert Half International, Inc. (a)	100,188
	Semiconductors & Semiconductor Equipment – 1.2%
726	Applied Materials, Inc.	33,265
1,270	Canadian Solar, Inc. (b)	20,206
148	QUALCOMM, Inc.	10,012
342	Teradyne, Inc.	18,526
		82,009
	Software – 3.4%
270	Check Point Software Technologies Ltd. (b)	27,146
1,092	Microsoft Corp. (a)	172,219
265	VMware, Inc., Class A (b)	32,092
		231,457
	Technology Hardware, Storage & Peripherals – 4.2%
618	Apple, Inc. (a)	157,151
3,238	Dell Technologies, Inc., Class C (b)	128,063
		285,214
	Textiles, Apparel & Luxury Goods – 0.3%
265	NIKE, Inc., Class B	21,926
	Thrifts & Mortgage Finance – 0.2%
749	Flagstar Bancorp, Inc.	14,853

See Notes to Financial Statements

First Trust Hedged BuyWrite Income ETF (FTLB)
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Trading Companies & Distributors – 0.2%
79	Watsco, Inc.	$12,484
	Transportation Infrastructure – 0.3%
674	Macquarie Infrastructure Corp.	17,018
	Water Utilities – 0.1%
81	American Water Works Co., Inc.	9,684
	Total Common Stocks	5,122,494
	(Cost $6,111,754)
EXCHANGE-TRADED FUNDS – 2.9%
	Capital Markets – 2.9%
880	iShares Short Treasury Bond ETF	97,698
1,070	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	98,044
	Total Exchange-Traded Funds	195,742
	(Cost $195,763)
REAL ESTATE INVESTMENT TRUSTS – 2.5%
	Equity Real Estate Investment Trusts – 1.9%
408	American Tower Corp. (a)	88,842
2,944	Brookfield Property REIT, Inc., Class A	24,994
643	Office Properties Income Trust	17,522
		131,358
	Mortgage Real Estate Investment Trusts – 0.6%
1,639	ARMOUR Residential REIT, Inc.	14,440
700	KKR Real Estate Finance Trust, Inc.	10,507
4,277	Two Harbors Investment Corp. (a)	16,295
		41,242
	Total Real Estate Investment Trusts	172,600
	(Cost $267,916)
MASTER LIMITED PARTNERSHIPS – 0.9%
	Oil, Gas & Consumable Fuels – 0.9%
365	Cheniere Energy Partners, L.P.	9,859
9,053	Plains GP Holdings, L.P., Class A (c)	50,787
	Total Master Limited Partnerships	60,646
	(Cost $143,852)
	Total Investments – 82.2%	5,551,482
	(Cost $6,719,285) (d)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PUT OPTIONS PURCHASED – 11.5%
6	S&P 500® Index	$1,550,754	$3,000.00	Sep 2020	262,956
5	S&P 500® Index	1,292,295	3,000.00	Dec 2020	234,900
5	S&P 500® Index	1,292,295	3,050.00	Dec 2020	276,825
	Total Put Options Purchased				774,681
	(Cost $461,499)
CALL OPTIONS WRITTEN – (1.4)%
(2)	S&P 500® Index	(516,918)	2,800.00	Apr 2020	(2,460)
(3)	S&P 500® Index	(775,377)	2,950.00	May 2020	(3,756)
(3)	S&P 500® Index	(775,377)	3,000.00	May 2020	(2,010)
(1)	S&P 500® Index	(258,459)	2,600.00	Jun 2020	(17,150)
(3)	S&P 500® Index	(775,377)	2,800.00	Jun 2020	(21,249)
See Notes to Financial Statements

First Trust Hedged BuyWrite Income ETF (FTLB)
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS WRITTEN (Continued)
(3)	S&P 500® Index	$(775,377)	$3,000.00	Jun 2020	$(4,800)
(2)	S&P 500® Index	(516,918)	2,600.00	Jul 2020	(42,398)
	Total Call Options Written				(93,823)
	(Premiums received $226,411)
PUT OPTIONS WRITTEN – (0.6)%
2	S&P 500® Index	(516,918)	2,400.00	Sep 2020	(36,700)
	(Premiums received $32,091)

Net Other Assets and Liabilities – 8.3%	556,679
Net Assets – 100.0%	$6,752,319

(a)	All or a portion of this security is pledged to cover index options written.
(b)	Non-income producing security.
(c)	This security is taxed as a “C” corporation for federal income tax purposes.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $709,614 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,436,256. The net unrealized depreciation was $726,642. The amounts presented are inclusive of derivative contracts.

ADR	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
ASSETS TABLE
	Total Value at 3/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 5,122,494	$ 5,122,494	$ —	$ —
Exchange-Traded Funds*	195,742	195,742	—	—
Real Estate Investment Trusts*	172,600	172,600	—	—
Master Limited Partnerships*	60,646	60,646	—	—
Total Investments	5,551,482	5,551,482	—	—
Put Options Purchased	774,681	497,856	276,825	—
Total	$ 6,326,163	$ 6,049,338	$ 276,825	$—
LIABILITIES TABLE
	Total Value at 3/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$ (93,823)	$ (93,823)	$ —	$ —
Put Options Written	(36,700)	(36,700)	—	—
Total Liabilities	$ (130,523)	$ (130,523)	$—	$—

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust Rising Dividend Achievers ETF (RDVY)
Portfolio of Investments
March 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.9%
	Aerospace & Defense – 1.3%
83,482	Boeing (The) Co.	$12,450,505
	Airlines – 1.8%
501,219	Southwest Airlines Co.	17,848,409
	Auto Components – 1.6%
193,625	Lear Corp.	15,732,031
	Banks – 7.9%
783,249	Bank of America Corp.	16,628,376
348,776	Citigroup, Inc.	14,690,445
1,633,795	First Horizon National Corp.	13,168,388
199,521	JPMorgan Chase & Co.	17,962,876
513,450	Wells Fargo & Co.	14,736,015
		77,186,100
	Biotechnology – 2.3%
112,654	Amgen, Inc.	22,838,345
	Capital Markets – 9.2%
162,905	Ameriprise Financial, Inc.	16,694,504
540,832	Bank of New York Mellon (The) Corp.	18,215,222
119,298	Goldman Sachs Group (The), Inc.	18,442,278
540,193	Morgan Stanley	18,366,562
345,606	State Street Corp.	18,410,432
		90,128,998
	Chemicals – 2.4%
116,522	Air Products & Chemicals, Inc.	23,258,956
	Communications Equipment – 2.2%
1,117,640	Juniper Networks, Inc.	21,391,630
	Consumer Finance – 2.4%
315,828	Discover Financial Services	11,265,585
745,302	Synchrony Financial	11,991,909
		23,257,494
	Electronic Equipment, Instruments & Components – 1.9%
1,288,587	Vishay Intertechnology, Inc.	18,568,539
	Entertainment – 2.8%
462,386	Activision Blizzard, Inc.	27,502,719
	Food Products – 2.2%
597,999	Archer-Daniels-Midland Co.	21,037,605
	Health Care Providers & Services – 7.4%
319,625	AmerisourceBergen Corp.	28,286,812
90,366	Anthem, Inc.	20,516,697
74,247	Humana, Inc.	23,315,043
		72,118,552
Shares	Description	Value

	Hotels, Restaurants & Leisure – 2.5%
562,732	Yum China Holdings, Inc.	$23,989,265
	Industrial Conglomerates – 2.1%
155,221	Honeywell International, Inc.	20,767,018
	Insurance – 4.5%
456,298	Lincoln National Corp.	12,009,763
533,148	MetLife, Inc.	16,298,334
497,411	Principal Financial Group, Inc.	15,588,861
		43,896,958
	IT Services – 4.2%
129,713	Accenture PLC, Class A	21,176,944
433,129	Cognizant Technology Solutions Corp., Class A	20,127,505
		41,304,449
	Machinery – 2.1%
151,191	Cummins, Inc.	20,459,166
	Media – 1.9%
338,765	Omnicom Group, Inc.	18,598,199
	Oil, Gas & Consumable Fuels – 1.3%
792,318	Delek US Holdings, Inc.	12,486,932
	Paper & Forest Products – 1.6%
924,458	Louisiana-Pacific Corp.	15,882,188
	Pharmaceuticals – 5.0%
431,144	Bristol-Myers Squibb Co.	24,031,967
187,473	Johnson & Johnson	24,583,334
		48,615,301
	Professional Services – 1.5%
281,299	ManpowerGroup, Inc.	14,906,034
	Semiconductors & Semiconductor Equipment – 16.2%
443,009	Applied Materials, Inc.	20,298,672
154,293	KLA Corp.	22,178,076
92,070	Lam Research Corp.	22,096,800
114,392	NVIDIA Corp.	30,153,731
230,297	Skyworks Solutions, Inc.	20,583,946
394,842	Teradyne, Inc.	21,388,591
212,347	Texas Instruments, Inc.	21,219,836
		157,919,652
	Software – 2.8%
173,955	Microsoft Corp.	27,434,443
	Specialty Retail – 6.2%
312,121	Best Buy Co., Inc.	17,790,897
237,632	Ross Stores, Inc.	20,666,855

See Notes to Financial Statements

First Trust Rising Dividend Achievers ETF (RDVY)
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Specialty Retail (Continued)
456,524	TJX (The) Cos., Inc.	$21,826,413
		60,284,165
	Technology Hardware, Storage & Peripherals – 2.6%
97,990	Apple, Inc.	24,917,877
	Total Investments – 99.9%	974,781,530
	(Cost $1,234,155,958) (a)
	Net Other Assets and Liabilities – 0.1%	731,279
	Net Assets – 100.0%	$975,512,809

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $22,741,972 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $282,116,400. The net unrealized depreciation was $259,374,428.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 974,781,530	$ 974,781,530	$ —	$ —

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust Dorsey Wright Focus 5 ETF (FV)
Portfolio of Investments
March 31, 2020 (Unaudited)
Shares	Description	Value
EXCHANGE-TRADED FUNDS – 100.2%
	Capital Markets (a) – 100.2%
2,683,458	First Trust Dow Jones Internet Index Fund (b)	$332,024,258
4,469,327	First Trust Health Care AlphaDEX® Fund (b)	330,596,118
3,905,114	First Trust NASDAQ-100- Technology Sector Index Fund	330,060,235
5,475,644	First Trust Technology AlphaDEX® Fund	325,253,254
12,620,236	First Trust Utilities AlphaDEX® Fund	309,826,794
	Total Investments – 100.2%	1,627,760,659
	(Cost $1,390,106,585) (c)
	Net Other Assets and Liabilities – (0.2)%	(3,844,056)
	Net Assets – 100.0%	$1,623,916,603

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $286,872,466 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $49,218,392. The net unrealized appreciation was $237,654,074.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 1,627,760,659	$ 1,627,760,659	$ —	$ —

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust RBA American Industrial Renaissance® ETF (AIRR)
Portfolio of Investments
March 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.8%
	Banks – 9.5%
4,670	1st Source Corp.	$151,448
11,347	Associated Banc-Corp.	145,128
5,924	Bryn Mawr Bank Corp.	168,123
16,809	First Commonwealth Financial Corp.	153,634
9,541	First Financial Bancorp	142,256
5,401	First Financial Corp.	182,122
5,780	First Merchants Corp.	153,112
10,604	First Midwest Bancorp, Inc.	140,344
22,045	FNB Corp.	162,472
17,979	Fulton Financial Corp.	206,579
8,123	German American Bancorp, Inc.	222,976
4,771	Heartland Financial USA, Inc.	144,084
4,976	Lakeland Financial Corp.	182,868
6,734	Mercantile Bank Corp.	142,559
13,010	Old National Bancorp	171,602
2,334	Park National Corp.	181,212
9,198	Peoples Bancorp, Inc.	203,736
5,957	S&T Bancorp, Inc.	162,745
3,447	Wintrust Financial Corp.	113,269
		3,130,269
	Commercial Services & Supplies – 6.0%
17,507	Clean Harbors, Inc. (a)	898,809
17,555	Heritage-Crystal Clean, Inc. (a)	285,093
26,366	U.S. Ecology, Inc.	801,527
		1,985,429
	Construction & Engineering – 33.6%
31,033	Arcosa, Inc.	1,233,251
31,469	Argan, Inc.	1,087,883
26,850	Comfort Systems USA, Inc.	981,367
40,304	Construction Partners, Inc. (a)	680,735
17,814	Dycom Industries, Inc. (a)	456,929
16,678	EMCOR Group, Inc.	1,022,695
19,144	Granite Construction, Inc.	290,606
12,340	MasTec, Inc. (a)	403,888
37,251	MYR Group, Inc. (a)	975,604
25,560	Northwest Pipe Co. (a)	568,710
13,679	NV5 Global, Inc. (a)	564,806
58,625	Primoris Services Corp.	932,138
35,221	Quanta Services, Inc.	1,117,562
62,123	Sterling Construction Co., Inc. (a)	590,169
32,192	Tutor Perini Corp. (a)	216,330
		11,122,673
	Electrical Equipment – 13.7%
32,374	Atkore International Group, Inc. (a)	682,120
24,511	Encore Wire Corp.	1,029,217
14,002	Generac Holdings, Inc. (a)	1,304,566
9,877	Hubbell, Inc.	1,133,287
Shares	Description	Value

	Electrical Equipment (Continued)
15,394	Powell Industries, Inc.	$395,164
		4,544,354
	Machinery – 37.0%
33,413	Astec Industries, Inc.	1,168,453
66,116	Blue Bird Corp. (a)	722,648
26,373	Douglas Dynamics, Inc.	936,505
53,689	Evoqua Water Technologies Corp. (a)	601,854
43,527	Federal Signal Corp.	1,187,417
122,315	Mueller Water Products, Inc., Class A	979,743
32,723	Navistar International Corp. (a)	539,602
15,647	Oshkosh Corp.	1,006,572
13,967	Proto Labs, Inc. (a)	1,063,308
8,384	RBC Bearings, Inc. (a)	945,631
29,395	Spartan Motors, Inc.	379,489
27,209	SPX Corp. (a)	888,102
46,113	TriMas Corp. (a)	1,065,210
105,136	Wabash National Corp.	759,082
		12,243,616
	Total Investments – 99.8%	33,026,341
	(Cost $47,785,782) (b)
	Net Other Assets and Liabilities – 0.2%	51,471
	Net Assets – 100.0%	$33,077,812

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $819,035 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $15,578,476. The net unrealized depreciation was $14,759,441.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 33,026,341	$ 33,026,341	$ —	$ —

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)
Portfolio of Investments
March 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 62.4%
	Banks – 0.9%
3,357	JPMorgan Chase & Co.	$302,231
	Biotechnology – 4.4%
18,173	AbbVie, Inc.	1,384,601
	Capital Markets – 2.7%
18,741	Blackstone Group (The), Inc., Class A	854,027
	Electric Utilities – 14.5%
8,709	Alliant Energy Corp.	420,558
7,789	American Electric Power Co., Inc.	622,964
7,658	Entergy Corp.	719,622
15,580	Evergy, Inc.	857,679
4,029	IDACORP, Inc.	353,706
26,694	OGE Energy Corp.	820,307
8,457	PNM Resources, Inc.	321,366
7,172	Xcel Energy, Inc.	432,471
		4,548,673
	Food Products – 2.1%
14,276	Campbell Soup Co.	658,980
	Hotels, Restaurants & Leisure – 1.6%
22,652	Wyndham Destinations, Inc.	491,548
	Household Durables – 1.8%
20,942	Leggett & Platt, Inc.	558,733
	Independent Power & Renewable Electricity Producers – 1.2%
28,248	AES Corp.	384,173
	Insurance – 5.0%
13,326	Fidelity National Financial, Inc.	331,551
10,035	First American Financial Corp.	425,584
52,807	Old Republic International Corp.	805,307
		1,562,442
	IT Services – 1.5%
7,388	Paychex, Inc.	464,853
	Multi-Utilities – 6.4%
5,697	Ameren Corp.	414,912
6,429	CMS Energy Corp.	377,704
7,451	DTE Energy Co.	707,621
5,651	WEC Energy Group, Inc.	498,023
		1,998,260
	Oil, Gas & Consumable Fuels – 6.0%
26,108	Apache Corp.	109,131
20,043	Marathon Petroleum Corp.	473,416
44,159	Murphy Oil Corp.	270,695
20,118	ONEOK, Inc.	438,774
Shares	Description	Value

	Oil, Gas & Consumable Fuels (Continued)
13,206	Valero Energy Corp.	$599,024
		1,891,040
	Semiconductors & Semiconductor Equipment – 5.9%
4,409	Broadcom, Inc.	1,045,374
6,161	QUALCOMM, Inc.	416,792
3,838	Texas Instruments, Inc.	383,531
		1,845,697
	Specialty Retail – 1.0%
1,747	Home Depot (The), Inc.	326,182
	Technology Hardware, Storage & Peripherals – 7.4%
12,419	NetApp, Inc.	517,748
23,094	Seagate Technology PLC	1,126,987
9,561	Western Digital Corp.	397,929
14,657	Xerox Holdings Corp.	277,604
		2,320,268
	Total Common Stocks	19,591,708
	(Cost $29,186,743)
REAL ESTATE INVESTMENT TRUSTS – 37.0%
	Equity Real Estate Investment Trusts – 33.7%
16,046	Apartment Investment & Management Co., Class A	564,017
7,196	Camden Property Trust	570,211
12,618	CoreSite Realty Corp.	1,462,426
8,060	Crown Castle International Corp.	1,163,864
14,206	Duke Realty Corp.	459,990
15,548	Lamar Advertising Co., Class A	797,302
73,880	Medical Properties Trust, Inc.	1,277,385
6,793	Mid-America Apartment Communities, Inc.	699,883
16,140	Ryman Hospitality Properties, Inc.	578,619
32,309	Spirit Realty Capital, Inc.	844,880
33,984	STORE Capital Corp.	615,790
15,437	UDR, Inc.	564,068
58,963	VICI Properties, Inc.	981,144
		10,579,579

See Notes to Financial Statements

First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Mortgage Real Estate Investment Trusts – 3.3%
55,606	Blackstone Mortgage Trust, Inc., Class A	$1,035,384
	Total Real Estate Investment Trusts	11,614,963
	(Cost $16,712,384)
	Total Investments – 99.4%	31,206,671
	(Cost $45,899,127) (a)
	Net Other Assets and Liabilities – 0.6%	174,681
	Net Assets – 100.0%	$31,381,352

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $52,140 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $14,744,596. The net unrealized depreciation was $14,692,456.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 19,591,708	$ 19,591,708	$ —	$ —
Real Estate Investment Trusts*	11,614,963	11,614,963	—	—
Total Investments	$ 31,206,671	$ 31,206,671	$—	$—

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust Dorsey Wright International Focus 5 ETF (IFV)
Portfolio of Investments
March 31, 2020 (Unaudited)
Shares	Description	Value
EXCHANGE-TRADED FUNDS – 100.3%
	Capital Markets (a) – 100.3%
2,277,263	First Trust BICK Index Fund	$46,478,938
2,212,065	First Trust China AlphaDEX® Fund	49,147,660
1,477,115	First Trust Chindia ETF	46,204,157
1,636,140	First Trust Germany AlphaDEX® Fund	51,218,381
1,210,613	First Trust Switzerland AlphaDEX® Fund	50,719,964
	Total Investments – 100.3%	243,769,100
	(Cost $291,232,149) (b)
	Net Other Assets and Liabilities – (0.3)%	(694,115)
	Net Assets – 100.0%	$243,074,985

(a)	Represents investments in affiliated funds.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,448,911 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $48,911,960. The net unrealized depreciation was $47,463,049.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 243,769,100	$ 243,769,100	$ —	$ —

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC)
Portfolio of Investments
March 31, 2020 (Unaudited)
Shares	Description	Value
EXCHANGE-TRADED FUNDS (a) – 99.7%
	Capital Markets – 99.7%
147,125	First Trust Dow Jones Internet Index Fund (b)	$18,203,776
3,132,076	First Trust Enhanced Short Maturity ETF	184,886,446
245,035	First Trust Health Care AlphaDEX® Fund (b)	18,125,239
214,104	First Trust NASDAQ-100-Technology Sector Index Fund	18,096,070
300,206	First Trust Technology AlphaDEX® Fund	17,832,237
691,915	First Trust Utilities AlphaDEX® Fund	16,986,513
	Total Investments – 99.7%	274,130,281
	(Cost $263,952,749) (c)
	Net Other Assets and Liabilities – 0.3%	907,440
	Net Assets – 100.0%	$275,037,721

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $14,159,920 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,982,388. The net unrealized appreciation was $10,177,532.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 274,130,281	$ 274,130,281	$ —	$ —

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

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First Trust Exchange-Traded Fund VI
Statements of Assets and Liabilities
March 31, 2020 (Unaudited)
	First Trust NASDAQ Technology Dividend Index Fund (TDIV)	Multi-Asset Diversified Income Index Fund (MDIV)	First Trust S&P International Dividend Aristocrats ETF (FID)	First Trust BuyWrite Income ETF (FTHI)
ASSETS:
Investments, at value - Unaffiliated	$ 939,003,358	$ 302,427,185	$ 15,356,697	$ 55,708,934
Investments, at value - Affiliated	—	118,460,840	—	—
Total investments, at value	939,003,358	420,888,025	15,356,697	55,708,934
Cash	—	410,135	27,421	4,492,077
Cash held at broker	—	—	—	5,905
Foreign currency	—	—	23,806	—
Options purchased, at value	—	—	—	—
Receivables:
Dividends	1,298,382	2,584,091	82,769	60,789
Dividend reclaims	100,969	—	15,922	3,044
Fund shares sold	—	—	—	—
Investment securities sold	—	—	309,195	—
Total Assets	940,402,709	423,882,251	15,815,810	60,270,749
LIABILITIES:
Options written, at value	—	—	—	1,689,465
Due to custodian	122,446	—	—	—
Payables:
Investment advisory fees	405,749	201,542	8,334	48,358
Investment securities purchased	—	—	303,231	9,123
Fund shares redeemed	—	—	—	—
Total Liabilities	528,195	201,542	311,565	1,746,946
NET ASSETS	$939,874,514	$423,680,709	$15,504,245	$58,523,803
NET ASSETS consist of:
Paid-in capital	$ 924,979,222	$ 835,753,068	$ 23,707,459	$ 82,018,067
Par value	265,550	362,000	12,000	33,742
Accumulated distributable earnings (loss)	14,629,742	(412,434,359)	(8,215,214)	(23,528,006)
NET ASSETS	$939,874,514	$423,680,709	$15,504,245	$58,523,803
NET ASSET VALUE, per share	$35.39	$11.70	$12.92	$17.34
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	26,555,000	36,200,002	1,200,002	3,374,201
Investments, at cost - Unaffiliated	$891,522,863	$525,157,771	$21,287,737	$67,244,562
Investments, at cost - Affiliated	$—	$137,831,884	$—	$—
Total investments, at cost	$891,522,863	$662,989,655	$21,287,737	$67,244,562
Foreign currency, at cost (proceeds)	$—	$—	$23,659	$—
Premiums received on options written	$—	$—	$—	$2,249,907
Premiums paid on options purchased	$—	$—	$—	$—

See Notes to Financial Statements

First Trust Hedged BuyWrite Income ETF (FTLB)	First Trust Rising Dividend Achievers ETF (RDVY)	First Trust Dorsey Wright Focus 5 ETF (FV)	First Trust RBA American Industrial Renaissance® ETF (AIRR)	First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)	First Trust Dorsey Wright International Focus 5 ETF (IFV)	First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC)

$ 5,551,482	$ 974,781,530	$—	$ 33,026,341	$ 31,206,671	$—	$—
—	—	1,627,760,659	—	—	243,769,100	274,130,281
5,551,482	974,781,530	1,627,760,659	33,026,341	31,206,671	243,769,100	274,130,281
613,805	3,452	—	65,480	3,659	99,645,039	98,161,222
3,930	—	—	—	—	—	—
—	—	—	—	—	—	—
774,681	—	—	—	—	—	—

5,687	1,115,449	—	9,828	185,702	—	289,911
722	—	—	—	6,835	—	—
—	9,023,693	—	—	—	—	—
—	24,342,887	—	—	—	16,620,121	1,113,227
6,950,307	1,009,267,011	1,627,760,659	33,101,649	31,402,867	360,034,260	373,694,641

130,523	—	—	—	—	—	—
—	—	3,382,690	—	—	—	—

5,056	427,204	461,366	23,837	21,515	81,041	80,720
62,409	8,971,249	—	—	—	100,304,974	97,444,099
—	24,355,749	—	—	—	16,573,260	1,132,101
197,988	33,754,202	3,844,056	23,837	21,515	116,959,275	98,656,920
$ 6,752,319	$ 975,512,809	$ 1,623,916,603	$ 33,077,812	$ 31,381,352	$ 243,074,985	$ 275,037,721

$ 8,891,117	$ 1,217,207,926	$ 1,818,312,166	$ 73,576,256	$ 56,785,754	$ 468,007,116	$ 316,848,245
3,500	380,500	626,500	16,500	17,500	176,000	122,000
(2,142,298)	(242,075,617)	(195,022,063)	(40,514,944)	(25,421,902)	(225,108,131)	(41,932,524)
$ 6,752,319	$ 975,512,809	$ 1,623,916,603	$ 33,077,812	$ 31,381,352	$ 243,074,985	$ 275,037,721
$19.29	$25.64	$25.92	$20.05	$17.93	$13.81	$22.54
350,002	38,050,002	62,650,002	1,650,002	1,750,002	17,600,002	12,200,002
$6,719,285	$1,234,155,958	$—	$47,785,782	$45,899,127	$—	$—
$—	$—	$1,390,106,585	$—	$—	$291,232,149	$263,952,749
$6,719,285	$1,234,155,958	$1,390,106,585	$47,785,782	$45,899,127	$291,232,149	$263,952,749
$—	$—	$—	$—	$—	$—	$—
$258,502	$—	$—	$—	$—	$—	$—
$461,499	$—	$—	$—	$—	$—	$—
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Operations
For the Six Months Ended March 31, 2020 (Unaudited)
	First Trust NASDAQ Technology Dividend Index Fund (TDIV)	Multi-Asset Diversified Income Index Fund (MDIV)	First Trust S&P International Dividend Aristocrats ETF (FID)	First Trust BuyWrite Income ETF (FTHI)
INVESTMENT INCOME:
Dividends - Unaffiliated	$ 16,772,958	$ 15,544,057	$ 416,711	$ 897,096
Dividends - Affiliated	—	3,483,218	—	—
Interest	—	19,599	—	4,790
Foreign withholding tax	(541,529)	—	(36,361)	(1,179)
Other	—	—	34	—
Total investment income	16,231,429	19,046,874	380,384	900,707
EXPENSES:
Investment advisory fees	2,700,587	2,102,177	55,912	347,327
Total expenses	2,700,587	2,102,177	55,912	347,327
Fees waived by the investment advisor	—	(429,149)	—	—
Net expenses	2,700,587	1,673,028	55,912	347,327
NET INVESTMENT INCOME (LOSS)	13,530,842	17,373,846	324,472	553,380
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments - Unaffiliated	(3,342,926)	3,495,988	(574,668)	(3,135,392)
Investments - Affiliated	—	(63,540)	—	—
In-kind redemptions - Unaffiliated	38,854,508	(16,878,495)	1,414,598	2,723,678
In-kind redemptions - Affiliated	—	(1,553,896)	—	—
Written options contracts	—	—	—	(2,132,198)
Purchased options contracts	—	—	—	—
Foreign currency transactions	—	—	4,146	—
Net realized gain (loss)	35,511,582	(14,999,943)	844,076	(2,543,912)
Net change in unrealized appreciation (depreciation) on:
Investments - Unaffiliated	(161,221,160)	(228,846,022)	(5,956,302)	(16,212,970)
Investments - Affiliated	—	(17,321,867)	—	—
Written options contracts	—	—	—	528,173
Purchased options contracts	—	—	—	—
Foreign currency translation	—	—	(2,548)	—
Net change in unrealized appreciation (depreciation)	(161,221,160)	(246,167,889)	(5,958,850)	(15,684,797)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(125,709,578)	(261,167,832)	(5,114,774)	(18,228,709)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(112,178,736)	$(243,793,986)	$(4,790,302)	$(17,675,329)

See Notes to Financial Statements

First Trust Hedged BuyWrite Income ETF (FTLB)	First Trust Rising Dividend Achievers ETF (RDVY)	First Trust Dorsey Wright Focus 5 ETF (FV)	First Trust RBA American Industrial Renaissance® ETF (AIRR)	First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)	First Trust Dorsey Wright International Focus 5 ETF (IFV)	First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC)

$80,373	$12,309,680	$—	$318,994	$1,072,392	$—	$—
—	—	10,816,997	—	—	9,179,252	1,519,874
560	8,792	14,279	396	607	2,316	706,978
(57)	—	—	—	—	—	—
—	—	—	—	—	—	—
80,876	12,318,472	10,831,276	319,390	1,072,999	9,181,568	2,226,852

32,745	2,642,811	3,460,769	216,541	155,857	672,049	631,769
32,745	2,642,811	3,460,769	216,541	155,857	672,049	631,769
—	—	—	—	—	—	—
32,745	2,642,811	3,460,769	216,541	155,857	672,049	631,769
48,131	9,675,661	7,370,507	102,849	917,142	8,509,519	1,595,083

(224,850)	(1,908,036)	—	392,876	266,639	—	55,207
—	—	(107,556,992)	—	—	(61,517,002)	(40,802,449)
399,181	31,376,041	—	164,913	(2,792,631)	—	—
—	—	89,424,053	—	—	(11,981,661)	22,432,650
(228,539)	—	—	—	—	—	—
238,072	—	—	—	—	—	—
—	—	—	—	—	—	—
183,864	29,468,005	(18,132,939)	557,789	(2,525,992)	(73,498,663)	(18,314,592)

(1,634,114)	(289,724,470)	—	(13,242,028)	(17,193,145)	—	(34,478)
—	—	(257,143,283)	—	—	(40,453,285)	(35,246,084)
123,514	—	—	—	—	—	—
331,560	—	—	—	—	—	—
—	—	—	—	—	—	—
(1,179,040)	(289,724,470)	(257,143,283)	(13,242,028)	(17,193,145)	(40,453,285)	(35,280,562)
(995,176)	(260,256,465)	(275,276,222)	(12,684,239)	(19,719,137)	(113,951,948)	(53,595,154)
$(947,045)	$(250,580,804)	$(267,905,715)	$(12,581,390)	$(18,801,995)	$(105,442,429)	$(52,000,071)
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Changes in Net Assets
	First Trust NASDAQ Technology Dividend Index Fund (TDIV)		Multi-Asset Diversified Income Index Fund (MDIV)
	Six Months Ended 3/31/2020 (Unaudited)	Year Ended 9/30/2019	Six Months Ended 3/31/2020 (Unaudited)	Year Ended 9/30/2019
OPERATIONS:
Net investment income (loss)	$ 13,530,842	$ 24,173,063	$ 17,373,846	$ 29,706,876
Net realized gain (loss)	35,511,582	14,858,725	(14,999,943)	1,488,046
Net change in unrealized appreciation (depreciation)	(161,221,160)	27,119,707	(246,167,889)	2,237,574
Net increase (decrease) in net assets resulting from operations	(112,178,736)	66,151,495	(243,793,986)	33,432,496
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(14,031,426)	(24,152,219)	(22,395,316)	(27,386,241)
Return of capital	—	—	—	(12,639,521)
Total distributions to shareholders	(14,031,426)	(24,152,219)	(22,395,316)	(40,025,762)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	139,406,501	132,009,858	59,740,644	105,981,475
Cost of shares redeemed	(83,878,673)	(111,624,397)	(85,855,581)	(67,363,637)
Net increase (decrease) in net assets resulting from shareholder transactions	55,527,828	20,385,461	(26,114,937)	38,617,838
Total increase (decrease) in net assets	(70,682,334)	62,384,737	(292,304,239)	32,024,572
NET ASSETS:
Beginning of period	1,010,556,848	948,172,111	715,984,948	683,960,376
End of period	$939,874,514	$1,010,556,848	$423,680,709	$715,984,948
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	25,205,000	24,705,000	38,850,002	36,900,002
Shares sold	3,350,000	3,550,000	3,550,000	5,750,000
Shares redeemed	(2,000,000)	(3,050,000)	(6,200,000)	(3,800,000)
Shares outstanding, end of period	26,555,000	25,205,000	36,200,002	38,850,002

See Notes to Financial Statements

First Trust S&P International Dividend Aristocrats ETF (FID)		First Trust BuyWrite Income ETF (FTHI)
Six Months Ended 3/31/2020 (Unaudited)	Year Ended 9/30/2019	Six Months Ended 3/31/2020 (Unaudited)	Year Ended 9/30/2019

$ 324,472	$ 535,008	$ 553,380	$ 924,956
844,076	(257,675)	(2,543,912)	(1,223,196)
(5,958,850)	209,655	(15,684,797)	662,423
(4,790,302)	486,988	(17,675,329)	364,183

(338,401)	(511,741)	(1,775,616)	(2,572,001)
—	—	—	(291,232)
(338,401)	(511,741)	(1,775,616)	(2,863,233)

11,660,337	7,589,185	33,819,976	24,405,092
(10,705,484)	(1,639,648)	(35,999,846)	(8,649,723)
954,853	5,949,537	(2,179,870)	15,755,369
(4,173,850)	5,924,784	(21,630,815)	13,256,319

19,678,095	13,753,311	80,154,618	66,898,299
$15,504,245	$19,678,095	$58,523,803	$80,154,618

1,150,002	800,002	3,574,201	2,874,201
650,000	450,000	1,500,000	1,100,000
(600,000)	(100,000)	(1,700,000)	(400,000)
1,200,002	1,150,002	3,374,201	3,574,201
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Changes in Net Assets (Continued)
	First Trust Hedged BuyWrite Income ETF (FTLB)		First Trust Rising Dividend Achievers ETF (RDVY)
	Six Months Ended 3/31/2020 (Unaudited)	Year Ended 9/30/2019	Six Months Ended 3/31/2020 (Unaudited)	Year Ended 9/30/2019
OPERATIONS:
Net investment income (loss)	$ 48,131	$ 139,215	$ 9,675,661	$ 13,247,629
Net realized gain (loss)	183,864	(382,050)	29,468,005	9,386,288
Net change in unrealized appreciation (depreciation)	(1,179,040)	(48,241)	(289,724,470)	(6,501,868)
Net increase (decrease) in net assets resulting from operations	(947,045)	(291,076)	(250,580,804)	16,132,049
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(115,501)	(263,670)	(9,856,986)	(12,959,451)
Return of capital	—	(36,081)	—	—
Total distributions to shareholders	(115,501)	(299,751)	(9,856,986)	(12,959,451)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	2,225,024	2,116,611	573,682,519	290,331,204
Cost of shares redeemed	(3,329,019)	(6,357,626)	(169,888,158)	(152,056,111)
Net increase (decrease) in net assets resulting from shareholder transactions	(1,103,995)	(4,241,015)	403,794,361	138,275,093
Total increase (decrease) in net assets	(2,166,541)	(4,831,842)	143,356,571	141,447,691
NET ASSETS:
Beginning of period	8,918,860	13,750,702	832,156,238	690,708,547
End of period	$6,752,319	$8,918,860	$975,512,809	$832,156,238
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	400,002	600,002	26,150,002	21,900,002
Shares sold	100,000	100,000	17,400,000	9,500,000
Shares redeemed	(150,000)	(300,000)	(5,500,000)	(5,250,000)
Shares outstanding, end of period	350,002	400,002	38,050,002	26,150,002

See Notes to Financial Statements

First Trust Dorsey Wright Focus 5 ETF (FV)		First Trust RBA American Industrial Renaissance® ETF (AIRR)
Six Months Ended 3/31/2020 (Unaudited)	Year Ended 9/30/2019	Six Months Ended 3/31/2020 (Unaudited)	Year Ended 9/30/2019

$ 7,370,507	$ 8,098,841	$ 102,849	$ 412,372
(18,132,939)	19,785,027	557,789	(5,632,111)
(257,143,283)	(183,059,723)	(13,242,028)	(13,806,960)
(267,905,715)	(155,175,855)	(12,581,390)	(19,026,699)

(7,981,650)	(7,644,240)	(116,325)	(296,670)
—	—	—	—
(7,981,650)	(7,644,240)	(116,325)	(296,670)

48,613,071	145,097,323	1,827,530	2,431,373
(497,071,297)	(492,239,933)	(22,951,631)	(111,708,519)
(448,458,226)	(347,142,610)	(21,124,101)	(109,277,146)
(724,345,591)	(509,962,705)	(33,821,816)	(128,600,515)

2,348,262,194	2,858,224,899	66,899,628	195,500,143
$1,623,916,603	$2,348,262,194	$33,077,812	$66,899,628

79,250,002	92,400,002	2,500,002	7,000,002
1,750,000	4,950,000	100,000	100,000
(18,350,000)	(18,100,000)	(950,000)	(4,600,000)
62,650,002	79,250,002	1,650,002	2,500,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Changes in Net Assets (Continued)
	First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)		First Trust Dorsey Wright International Focus 5 ETF (IFV)
	Six Months Ended 3/31/2020 (Unaudited)	Year Ended 9/30/2019	Six Months Ended 3/31/2020 (Unaudited)	Year Ended 9/30/2019
OPERATIONS:
Net investment income (loss)	$ 917,142	$ 1,111,962	$ 8,509,519	$ 10,443,787
Net realized gain (loss)	(2,525,992)	(2,620,635)	(73,498,663)	(19,167,346)
Net change in unrealized appreciation (depreciation)	(17,193,145)	3,090,614	(40,453,285)	(41,610,383)
Net increase (decrease) in net assets resulting from operations	(18,801,995)	1,581,941	(105,442,429)	(50,333,942)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(807,241)	(995,631)	(8,514,481)	(9,937,814)
Return of capital	—	—	—	(425,042)
Total distributions to shareholders	(807,241)	(995,631)	(8,514,481)	(10,362,856)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	33,412,864	19,283,964	13,339,959	76,788,905
Cost of shares redeemed	(26,734,834)	(13,284,855)	(110,064,920)	(337,000,508)
Net increase (decrease) in net assets resulting from shareholder transactions	6,678,030	5,999,109	(96,724,961)	(260,211,603)
Total increase (decrease) in net assets	(12,931,206)	6,585,419	(210,681,871)	(320,908,401)
NET ASSETS:
Beginning of period	44,312,558	37,727,139	453,756,856	774,665,257
End of period	$31,381,352	$44,312,558	$243,074,985	$453,756,856
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	1,700,002	1,500,002	23,800,002	38,100,002
Shares sold	1,250,000	750,000	650,000	4,000,000
Shares redeemed	(1,200,000)	(550,000)	(6,850,000)	(18,300,000)
Shares outstanding, end of period	1,750,002	1,700,002	17,600,002	23,800,002

See Notes to Financial Statements

First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC)
Six Months Ended 3/31/2020 (Unaudited)	Year Ended 9/30/2019

$ 1,595,083	$ 4,068,386
(18,314,592)	(515,267)
(35,280,562)	(53,623,824)
(52,000,071)	(50,070,705)

(1,603,770)	(3,803,231)
—	—
(1,603,770)	(3,803,231)

—	175,658,264
(139,611,860)	(274,068,301)
(139,611,860)	(98,410,037)
(193,215,701)	(152,283,973)

468,253,422	620,537,395
$275,037,721	$468,253,422

17,700,002	21,550,002
—	6,700,000
(5,500,000)	(10,550,000)
12,200,002	17,700,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights
For a share outstanding throughout each period
First Trust NASDAQ Technology Dividend Index Fund (TDIV)
	Six Months Ended 3/31/2020 (Unaudited)	Year Ended September 30,
		2019	2018	2017	2016	2015
Net asset value, beginning of period	$ 40.09	$ 38.38	$ 32.39	$ 29.33	$ 24.23	$ 27.04
Income from investment operations:
Net investment income (loss)	0.51	0.97	0.96	0.80	0.80	0.73
Net realized and unrealized gain (loss)	(4.68)	1.71	5.90	3.01	5.02	(2.83)
Total from investment operations	(4.17)	2.68	6.86	3.81	5.82	(2.10)
Distributions paid to shareholders from:
Net investment income	(0.53)	(0.97)	(0.87)	(0.75)	(0.72)	(0.71)
Net asset value, end of period	$35.39	$40.09	$38.38	$32.39	$29.33	$24.23
Total return (a)	(10.53)%	7.21%	21.37%	13.10%	24.31%	(7.92)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 939,875	$ 1,010,557	$ 948,172	$ 717,616	$ 572,100	$ 470,112
Ratio of total expenses to average net assets	0.50% (b)	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets	2.51% (b)	2.59%	2.70%	2.64%	3.01%	2.58%
Portfolio turnover rate (c)	4%	37%	27%	26%	30%	27%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
Multi-Asset Diversified Income Index Fund (MDIV)
	Six Months Ended 3/31/2020 (Unaudited)	Year Ended September 30,
		2019	2018	2017	2016	2015
Net asset value, beginning of period	$ 18.43	$ 18.54	$ 19.22	$ 18.89	$ 18.37	$ 21.48
Income from investment operations:
Net investment income (loss)	0.43	0.83	0.87	0.81	0.83	0.99
Net realized and unrealized gain (loss)	(6.59)	0.18	(0.36)	0.59	0.94	(2.73)
Total from investment operations	(6.16)	1.01	0.51	1.40	1.77	(1.74)
Distributions paid to shareholders from:
Net investment income	(0.57)	(0.77)	(0.76)	(0.82)	(0.85)	(0.99)
Return of capital	—	(0.35)	(0.43)	(0.25)	(0.40)	(0.38)
Total distributions	(0.57)	(1.12)	(1.19)	(1.07)	(1.25)	(1.37)
Net asset value, end of period	$11.70	$18.43	$18.54	$19.22	$18.89	$18.37
Total return (a)	(34.32)%	5.74%	2.82%	7.56%	9.86%	(8.57)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 423,681	$ 715,985	$ 683,960	$ 850,403	$ 873,524	$ 880,995
Ratio of total expenses to average net assets (b)	0.60% (c)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net expenses to average net assets (b)	0.48% (c)	0.48%	0.48%	0.48%	0.48%	0.50%
Ratio of net investment income (loss) to average net assets	4.96% (c)	4.58%	4.62%	4.25%	4.25%	4.71%
Portfolio turnover rate (d)	28%	73%	84%	82%	115%	116%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. This ratio does not include these indirect fees and expenses.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust S&P International Dividend Aristocrats ETF (FID)
	Six Months Ended 3/31/2020 (Unaudited)	Year Ended September 30,
		2019	2018	2017	2016	2015
Net asset value, beginning of period	$ 17.11	$ 17.19	$ 18.52	$ 17.28	$ 15.85	$ 20.10
Income from investment operations:
Net investment income (loss)	0.32	0.63	0.85	0.77	0.77	0.82
Net realized and unrealized gain (loss)	(4.18)	(0.08)	(1.26)	1.39	1.34	(4.18)
Total from investment operations	(3.86)	0.55	(0.41)	2.16	2.11	(3.36)
Distributions paid to shareholders from:
Net investment income	(0.33)	(0.63)	(0.92)	(0.92)	(0.68)	(0.84)
Return of capital	—	—	—	—	—	(0.05)
Total distributions	(0.33)	(0.63)	(0.92)	(0.92)	(0.68)	(0.89)
Net asset value, end of period	$12.92	$17.11	$17.19	$18.52	$17.28	$15.85
Total return (a)	(23.04)%	3.38%	(2.35)%	12.96%	13.57%	(17.29)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 15,504	$ 19,678	$ 13,753	$ 12,038	$ 12,962	$ 12,676
Ratio of total expenses to average net assets	0.60% (b)	0.60%	0.69% (c)	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets	3.46% (b)	4.01%	4.70%	4.36%	4.52%	4.44%
Portfolio turnover rate (d)	52%	44%	196% (e)	129%	151%	132%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	On August 30, 2018, the Fund reduced the annual management fee payable to First Trust, from 0.70% of the Fund’s average daily net assets to 0.60% of the Fund’s average daily net assets.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
(e)	The variation in the portfolio turnover rate is due to the change in the Fund’s underlying index effective August 30, 2018, which resulted in a complete rebalance of the Fund’s portfolio.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust BuyWrite Income ETF (FTHI)
	Six Months Ended 3/31/2020 (Unaudited)	Year Ended September 30,
		2019	2018	2017	2016	2015
Net asset value, beginning of period	$ 22.43	$ 23.28	$ 22.54	$ 20.57	$ 19.12	$ 20.29
Income from investment operations:
Net investment income (loss)	0.12	0.40	0.35	0.30	0.34	0.54
Net realized and unrealized gain (loss)	(4.73)	(0.29)	1.35	2.60	2.06	(0.70)
Total from investment operations	(4.61)	0.11	1.70	2.90	2.40	(0.16)
Distributions paid to shareholders from:
Net investment income	(0.48)	(0.86)	(0.96)	(0.13)	(0.35)	(0.32)
Return of capital	—	(0.10)	—	(0.80)	(0.60)	(0.69)
Total distributions	(0.48)	(0.96)	(0.96)	(0.93)	(0.95)	(1.01)
Net asset value, end of period	$17.34	$22.43	$23.28	$22.54	$20.57	$19.12
Total return (a)	(20.88)%	0.72%	8.12%	13.93%	12.80%	(0.96)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 58,524	$ 80,155	$ 66,898	$ 52,385	$ 7,198	$ 6,691
Ratio of total expenses to average net assets	0.85% (b)	0.85%	0.85%	0.87% (c)	0.85%	0.85%
Ratio of net investment income (loss) to average net assets	1.35% (b)	1.43%	1.34%	1.43%	1.78%	1.57%
Portfolio turnover rate (d)	114%	209%	239%	315% (e)	139%	191%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	Includes reorganization fees. If this reorganization fee was not included, the expense ratio would have been 0.85%.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
(e)	The variation in the portfolio turnover rate is due to the rebalance of the portfolio that occurred shortly after the reorganization of FTHI with the First Trust Dividend and Income Fund.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Hedged BuyWrite Income ETF (FTLB)
	Six Months Ended 3/31/2020 (Unaudited)	Year Ended September 30,
		2019	2018	2017	2016	2015
Net asset value, beginning of period	$ 22.30	$ 22.92	$ 22.27	$ 20.38	$ 19.05	$ 20.21
Income from investment operations:
Net investment income (loss)	0.14	0.27	0.40	0.38	0.24	0.44
Net realized and unrealized gain (loss)	(2.82)	(0.23)	0.91	2.14	1.74	(0.87)
Total from investment operations	(2.68)	0.04	1.31	2.52	1.98	(0.43)
Distributions paid to shareholders from:
Net investment income	(0.33)	(0.58)	(0.66)	(0.63)	(0.36)	(0.32)
Return of capital	—	(0.08)	—	—	(0.29)	(0.41)
Total distributions	(0.33)	(0.66)	(0.66)	(0.63)	(0.65)	(0.73)
Net asset value, end of period	$19.29	$22.30	$22.92	$22.27	$20.38	$19.05
Total return (a)	(12.16)%	0.29%	5.95%	12.57%	10.53%	(2.26)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 6,752	$ 8,919	$ 13,751	$ 7,794	$ 4,077	$ 4,762
Ratio of total expenses to average net assets	0.85% (b)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets	1.25% (b)	1.40%	1.32%	1.45%	1.79%	1.58%
Portfolio turnover rate (c)	110%	205%	219%	184%	143%	205%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Rising Dividend Achievers ETF (RDVY)
	Six Months Ended 3/31/2020 (Unaudited)	Year Ended September 30,
		2019	2018	2017	2016	2015
Net asset value, beginning of period	$ 31.82	$ 31.54	$ 27.84	$ 22.12	$ 20.34	$ 21.02
Income from investment operations:
Net investment income (loss)	0.28	0.54	0.41	0.34	0.53	0.39
Net realized and unrealized gain (loss)	(6.16)	0.27	3.68	5.73	1.86	(0.68)
Total from investment operations	(5.88)	0.81	4.09	6.07	2.39	(0.29)
Distributions paid to shareholders from:
Net investment income	(0.30)	(0.53)	(0.39)	(0.35)	(0.54)	(0.39)
Net realized gain	—	—	—	—	(0.07)	—
Total distributions	(0.30)	(0.53)	(0.39)	(0.35)	(0.61)	(0.39)
Net asset value, end of period	$25.64	$31.82	$31.54	$27.84	$22.12	$20.34
Total return (a)	(18.66)%	2.72%	14.78%	27.53%	11.98%	(1.47)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 975,513	$ 832,156	$ 690,709	$ 271,405	$ 27,646	$ 28,477
Ratio of total expenses to average net assets	0.50% (b)	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets	1.83% (b)	1.85%	1.50%	1.60%	2.50%	2.03%
Portfolio turnover rate (c)	4%	63%	40%	46%	66%	71%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Dorsey Wright Focus 5 ETF (FV)
	Six Months Ended 3/31/2020 (Unaudited)	Year Ended September 30,
		2019	2018	2017	2016	2015
Net asset value, beginning of period	$ 29.63	$ 30.93	$ 26.17	$ 22.91	$ 21.91	$ 20.40
Income from investment operations:
Net investment income (loss)	0.10	0.11	0.09	0.21	0.16	0.04
Net realized and unrealized gain (loss)	(3.70)	(1.31)	4.83	3.25	0.96	1.50
Total from investment operations	(3.60)	(1.20)	4.92	3.46	1.12	1.54
Distributions paid to shareholders from:
Net investment income	(0.11)	(0.10)	(0.16)	(0.20)	(0.12)	(0.03)
Net asset value, end of period	$25.92	$29.63	$30.93	$26.17	$22.91	$21.91
Total return (a)	(12.21)%	(3.92)%	18.91%	15.16%	5.10%	7.55%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 1,623,917	$ 2,348,262	$ 2,858,225	$ 2,397,352	$ 3,055,465	$ 4,066,788
Ratio of total expenses to average net assets (b)	0.30% (c)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income (loss) to average net assets	0.64% (c)	0.34%	0.30%	0.74%	0.62%	0.22%
Portfolio turnover rate (d)	17%	65%	44%	66%	42%	0%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. This ratio does not include these indirect fees and expenses.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust RBA American Industrial Renaissance® ETF (AIRR)
	Six Months Ended 3/31/2020 (Unaudited)	Year Ended September 30,
		2019	2018	2017	2016	2015
Net asset value, beginning of period	$ 26.76	$ 27.93	$ 26.04	$ 20.49	$ 15.31	$ 18.27
Income from investment operations:
Net investment income (loss)	0.05 (a)	0.10 (a)	0.09	0.08 (a)	0.08 (a)	0.07
Net realized and unrealized gain (loss)	(6.71)	(1.21)	1.88	5.53	5.16	(2.97)
Total from investment operations	(6.66)	(1.11)	1.97	5.61	5.24	(2.90)
Distributions paid to shareholders from:
Net investment income	(0.05)	(0.06)	(0.08)	(0.06)	(0.06)	(0.06)
Net asset value, end of period	$20.05	$26.76	$27.93	$26.04	$20.49	$15.31
Total return (b)	(24.95)%	(3.95)%	7.56%	27.39%	34.27%	(15.90)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 33,078	$ 66,900	$ 195,500	$ 169,282	$ 20,492	$ 42,867
Ratio of total expenses to average net assets	0.70% (c)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets	0.33% (c)	0.40%	0.32%	0.33%	0.47%	0.35%
Portfolio turnover rate (d)	24%	58%	35%	52%	62%	66%

(a)	Based on average shares outstanding.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)
	Six Months Ended 3/31/2020 (Unaudited)	Year Ended September 30,
		2019	2018	2017	2016	2015
Net asset value, beginning of period	$ 26.07	$ 25.15	$ 24.54	$ 22.11	$ 20.10	$ 19.91
Income from investment operations:
Net investment income (loss)	0.46	0.78	0.65	0.60	0.55	0.53
Net realized and unrealized gain (loss)	(8.20)	0.86	0.59	2.44	1.96	0.19
Total from investment operations	(7.74)	1.64	1.24	3.04	2.51	0.72
Distributions paid to shareholders from:
Net investment income	(0.40)	(0.72)	(0.63)	(0.61)	(0.50)	(0.53)
Net asset value, end of period	$17.93	$26.07	$25.15	$24.54	$22.11	$20.10
Total return (a)	(30.06)%	6.87%	5.10%	13.93%	12.52%	3.49%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 31,381	$ 44,313	$ 37,727	$ 28,221	$ 22,107	$ 10,049
Ratio of total expenses to average net assets	0.60% (b)	0.60%	0.69% (c)	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets	3.53% (b)	3.50%	2.79%	2.61%	2.79%	2.64%
Portfolio turnover rate (d)	78%	160%	297% (e)	150%	136%	163%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	On September 6, 2018, the Fund reduced the annual management fee payable to First Trust, from 0.70% of the Fund’s average daily net assets to 0.60% of the Fund’s average daily net assets.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
(e)	The variation in the portfolio turnover rate is due to the change in the Fund’s underlying index effective September 6, 2018, which resulted in a complete rebalance of the Fund’s portfolio.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Dorsey Wright International Focus 5 ETF (IFV)
	Six Months Ended 3/31/2020 (Unaudited)	Year Ended September 30,
		2019	2018	2017	2016	2015
Net asset value, beginning of period	$ 19.07	$ 20.33	$ 21.35	$ 17.55	$ 17.08	$ 18.57
Income from investment operations:
Net investment income (loss)	0.37	0.37	0.33	0.25	0.22	0.20
Net realized and unrealized gain (loss)	(5.26)	(1.26)	(0.93)	3.73	0.52	(1.50)
Total from investment operations	(4.89)	(0.89)	(0.60)	3.98	0.74	(1.30)
Distributions paid to shareholders from:
Net investment income	(0.37)	(0.35)	(0.42)	(0.18)	(0.27)	(0.19)
Return of capital	—	(0.02)	—	—	—	—
Total distributions	(0.37)	(0.37)	(0.42)	—	—	—
Net asset value, end of period	$13.81	$19.07	$20.33	$21.35	$17.55	$17.08
Total return (a)	(26.19)%	(4.42)%	(2.91)%	22.71%	4.35%	(7.01)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 243,075	$ 453,757	$ 774,665	$ 794,132	$ 450,042	$ 626,762
Ratio of total expenses to average net assets (b)	0.30% (c)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income (loss) to average net assets	3.80% (c)	1.89%	1.57%	1.59%	1.14%	2.29%
Portfolio turnover rate (d)	23%	42%	0%	49%	58%	7%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. This ratio does not include these indirect fees and expenses.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC)
	Six Months Ended 3/31/2020 (Unaudited)	Year Ended September 30,			Period Ended 9/30/2016 (a)
		2019	2018	2017
Net asset value, beginning of period	$ 26.45	$ 28.80	$ 24.36	$ 21.32	$ 20.02
Income from investment operations:
Net investment income (loss)	0.11	0.22	0.08	0.17	0.09
Net realized and unrealized gain (loss)	(3.92)	(2.37)	4.51	3.04	1.25
Total from investment operations	(3.81)	(2.15)	4.59	3.21	1.34
Distributions paid to shareholders from:
Net investment income	(0.10)	(0.20)	(0.15)	(0.16)	(0.04)
Net realized gain	—	—	—	(0.01)	—
Total distributions	(0.10)	(0.20)	(0.15)	(0.17)	(0.04)
Net asset value, end of period	$22.54	$26.45	$28.80	$24.36	$21.32
Total return (b)	(14.47)%	(7.46)%	18.91%	15.13%	6.68%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 275,038	$ 468,253	$ 620,537	$ 328,881	$ 234,540
Ratio of total expenses to average net assets (c)	0.30% (d)	0.30%	0.30%	0.30%	0.30% (d)
Ratio of net investment income (loss) to average net assets	0.76% (d)	0.79%	0.32%	0.80%	1.45% (d)
Portfolio turnover rate (e)	74%	90%	42%	54%	15%

(a)	Inception date is March 17, 2016, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. This ratio does not include these indirect fees and expenses.
(d)	Annualized.
(e)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund VI
March 31, 2020 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund VI (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on June 4, 2012, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of thirty exchange-traded funds that are offering shares. This report covers the eleven funds listed below.
First Trust NASDAQ Technology Dividend Index Fund – (The Nasdaq Stock Market LLC (“Nasdaq”) ticker “TDIV”)
Multi-Asset Diversified Income Index Fund – (Nasdaq ticker “MDIV”)
First Trust S&P International Dividend Aristocrats ETF – (Nasdaq ticker “FID”)
First Trust BuyWrite Income ETF – (Nasdaq ticker “FTHI”)
First Trust Hedged BuyWrite Income ETF – (Nasdaq ticker “FTLB”)
First Trust Rising Dividend Achievers ETF – (Nasdaq ticker “RDVY”)
First Trust Dorsey Wright Focus 5 ETF – (Nasdaq ticker “FV”)
First Trust RBA American Industrial Renaissance® ETF – (Nasdaq ticker “AIRR”)
First Trust Dorsey Wright Momentum & Dividend ETF – (Nasdaq ticker “DDIV”)
First Trust Dorsey Wright International Focus 5 ETF – (Nasdaq ticker “IFV”)
First Trust Dorsey Wright Dynamic Focus 5 ETF – (Nasdaq ticker “FVC”)
Each fund represents a separate series of shares of beneficial interest in the Trust (each a “Fund” and collectively, the “Funds”). Each Fund’s shares currently are listed and traded on Nasdaq. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified blocks consisting of 50,000 shares called a “Creation Unit.” Each Fund’s Creation Units are generally issued and redeemed in-kind for securities in which the Funds invest, and in certain circumstances, for cash, and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. The investment objective of each Fund, except for FTHI and FTLB, is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the following indices:
Fund	Index
First Trust NASDAQ Technology Dividend Index Fund
Multi-Asset Diversified Income Index Fund
First Trust S&P International Dividend Aristocrats ETF
First Trust Rising Dividend Achievers ETF
First Trust DorseyWright Focus 5 ETF
First Trust RBA American Industrial Renaissance® ETF
First Trust Dorsey Wright Momentum & Dividend ETF
First Trust Dorsey Wright International Focus 5 ETF
First Trust Dorsey Wright Dynamic Focus 5 ETF	NASDAQ Technology Dividend IndexSM(1)
NASDAQ US Multi-Asset Diversified Income IndexSM(1)
S&P International Dividend Aristocrats Index(2)
NASDAQ US Rising Dividend Achievers Index(1)
DorseyWright Focus Five Index(3)
Richard Bernstein Advisors American Industrial Renaissance® Index(4)
Dorsey Wright Momentum Plus Dividend Yield Index(1)
Dorsey Wright International Focus Five Index(3)
Dorsey Wright Dynamic Focus Five Index(3)
(1) This index is developed, maintained and sponsored by Nasdaq, Inc., and is licensed to First Trust Advisors L.P., the investment advisor to the Trust.
(2) This index is developed and maintained by S&P Dow Jones Indices, LLC, and is licensed to First Trust Advisors L.P., the investment advisor to the Trust.
(3) This index is developed and sponsored by Dorsey, Wright & Associates, LLC, maintained by Nasdaq, Inc., and is licensed to First Trust Advisors L.P., the investment advisor to the Trust.
(4) This index is developed and sponsored by Richard Bernstein Advisors LLC, maintained by ICE Data Indices, LLC, and is licensed to First Trust Advisors L.P., the investment advisor to the Trust.
FTHI and FTLB are actively managed exchange-traded funds. The primary investment objective of FTHI is to provide current income. FTHI’s secondary investment objective is to provide capital appreciation. FTHI pursues its objectives by investing primarily in equity securities listed on U.S. exchanges and by utilizing an “option strategy” consisting of writing (selling) U.S. exchange-traded covered call options on the Standard & Poor’s 500® Index (the “S&P 500”). Under normal market conditions, the Fund invests primarily in equity securities listed on U.S. exchanges. The Fund also employs an option strategy in which it writes U.S. exchange-traded covered call options on the S&P 500 in order to seek additional cash flow in the form of premiums on the options that may be distributed to shareholders on a monthly basis. A premium is the income received by an investor who sells or writes an option contract to another party. The market value of the option strategy may be up to 20% of the Fund’s overall NAV.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2020 (Unaudited)
The investment objective of FTLB is to provide current income. FTLB pursues its objective by investing primarily in equity securities listed on U.S. exchanges and by utilizing an “option strategy” consisting of buying U.S. exchange-traded put options on the S&P 500 and writing (selling) U.S. exchange-traded covered call options on the S&P 500. Under normal market conditions, the Fund invests primarily in equity securities listed on U.S. exchanges. The Fund also employs an option strategy in which it writes U.S. exchange-traded covered call options on the S&P 500 in order to seek additional cash flow in the form of premiums on the options. A premium is the income received by an investor who sells or writes an option contract to another party. These premiums may be distributed to shareholders on a monthly basis or used to purchase U.S. exchange-traded put options on the S&P 500 that seek to provide the Fund with downside protection and which are expected to reduce the Fund’s price sensitivity to declining markets. The market value of the option strategy may be up to 20% of the Fund’s overall NAV.
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks, master limited partnerships (“MLPs”), real estate investment trusts (“REITs”), and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price. Over-the-counter options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
U.S. Treasuries are fair valued on the basis of valuations provided by a third-party pricing service approved by the Trust’s Board of Trustees.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
1)	the credit conditions in the relevant market and changes thereto;
2)	the liquidity conditions in the relevant market and changes thereto;

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2020 (Unaudited)
3)	the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
4)	issuer-specific conditions (such as significant credit deterioration); and
5)	any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.
If the securities in question are foreign securities, the following additional information may be considered:
1)	the value of similar foreign securities traded on other foreign markets;
2)	ADR trading of similar securities;
3)	closed-end fund or exchange-traded fund trading of similar securities;
4)	foreign currency exchange activity;
5)	the trading prices of financial products that are tied to baskets of foreign securities;
6)	factors relating to the event that precipitated the pricing problem;
7)	whether the event is likely to recur; and
8)	whether the effects of the event are isolated or whether they affect entire markets, countries or regions.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund’s ability to track the index.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2020 (Unaudited)
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of March 31, 2020, is included with each Fund’s Portfolio of Investments.
B. Option Contracts
FTHI and FTLB are subject to equity price risk in the normal course of pursuing their investment objectives and may write (sell) U.S. exchange-traded covered call options on the S&P 500 to hedge against changes in the value of equities. Additionally, these two Funds seek to generate additional income, in the form of premiums received, from writing (selling) the options. FTHI and FTLB may write (sell) covered call options or put options (“options”) on all or a portion of the equity securities held in their respective portfolios and on securities indices as determined to be appropriate by the Advisor, consistent with their investment objectives. Options on securities indices are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security and are similar to options on single securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. These two Funds will not write (sell) “naked” or uncovered options. When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in “Options written, at value” on the Statements of Assets and Liabilities. Options are marked-to-market daily and their value will be affected by changes in the value and dividend rates of the underlying equity securities, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying equity securities and the remaining time to the options’ expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or trading volume diminishes.
Options written (sold) by FTHI and FTLB will either be exercised, expire, or be canceled pursuant to a closing transaction. If an index option written (sold) by either of these two Funds is exercised, the Fund would be obligated to deliver cash equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. If the price of the index is less than the option’s strike price, the index option will likely expire without being exercised. In the case of a stock option, if the price of the underlying equity security exceeds the option’s exercise price, it is likely that the option holder will exercise the option. In this case, the option premium received by the Fund will be added to the amount realized on the sale of the underlying security for purposes of determining gain or loss. If the price of the underlying equity security is less than the option’s strike price, the option will likely expire without being exercised. The option premium received by each Fund will, in this case, be treated as short-term capital gain on the expiration date of the option. Gain or loss on options is presented separately as “Net realized gain (loss) on written options contracts” on the Statements of Operations.
The index options that FTHI and FTLB write (sell) give the option holder the right, but not the obligation, to receive an amount of cash based on the difference between the closing level of the stock index and the exercise price on or prior to the option’s expiration date. The stock options that FTHI and FTLB write (sell) give the option holder the right, but not the obligation, to purchase securities from each Fund at the strike price on or prior to the option’s expiration date. The ability to successfully implement the writing (selling) of covered call or put options depends on the ability of the Advisor to predict pertinent market movements, which cannot be assured. As the writer (seller) of a covered option, each Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the option above the sum of the premium and the strike price of the option, but has retained the risk of loss should the price of the underlying security decline. The writer (seller) of an option has no control over the time when it may be required to fulfill its obligation as a writer (seller) of the option. Once an option writer (seller) has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security to the option holder at the exercise price.
FTLB may also purchase U.S. exchange-traded call or put options on the S&P 500 to hedge against changes in the value of equities. The purchase of call or put options involves the risk of loss of all or a part of the cash paid for the put options (the premium). The Fund’s maximum equity price risk for purchased options is limited to the premium initially paid. When the Fund purchases a call or put option, the premium paid represents the cost of the call or put option, which is included in “Options purchased, at value” on the Statements of Assets and Liabilities.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2020 (Unaudited)
If FTLB elects to exercise a call or put option on the S&P 500, settlement does not occur by the delivery of the securities comprising the Index. FTLB, as holder of the stock index option, receives an amount of cash if the closing level of the stock index upon which the option is based is less than the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. If the Fund elects to allow a put option to expire, then the equity price risk for purchased options is limited to the premium initially paid. Gain or loss on options is included in “Purchased options contracts” on the Statements of Operations.
C. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
Distributions received from a Fund’s investments in MLPs generally are comprised of return of capital and investment income. A Fund records estimated return of capital and investment income based on historical information available from each MLP. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.
Distributions received from a Fund’s investments in REITs may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
D. Foreign Currency
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are included in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in “Net realized gain (loss) on foreign currency transactions” on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statements of Operations.
E. Affiliated Transactions
MDIV, FV, IFV, and FVC invest in securities of affiliated funds. Each Fund’s investment performance and risks are related to the investment performance and risks of the affiliated funds.
Amounts relating to these investments in MDIV at March 31, 2020, and for the six month period then ended are:
Security Name	Shares at 3/31/2020	Value at 9/30/2019	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 3/31/2020	Dividend Income
First Trust Tactical High Yield ETF	2,820,832	$ 140,093,055	$ 21,559,387	$ (24,252,299)	$ (17,321,867)	$ (1,617,436)	$ 118,460,840	$ 3,483,218

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2020 (Unaudited)
Amounts relating to these investments in FV at March 31, 2020, and for the six month period then ended are:
Security Name	Shares at 3/31/2020	Value at 9/30/2019	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 3/31/2020	Dividend Income
First Trust Dow Jones Internet Index Fund	2,683,458	$ 462,879,529	$ 9,743,227	$ (104,481,491)	$ (80,808,774)	$ 44,691,767	$ 332,024,258	$ —
First Trust Health Care AlphaDEX® Fund	4,469,327	—	383,012,944	(43,355,913)	(4,135,498)	(4,925,415)	330,596,118	—
First Trust NASDAQ-100- Technology Sector Index Fund	3,905,114	465,688,153	9,997,887	(131,540,254)	(58,347,857)	44,262,306	330,060,235	1,836,150
First Trust Financials AlphaDEX® Fund	—	472,350,571	4,191,600	(375,344,812)	7,424,561	(108,621,920)	—	3,484,432
First Trust Technology AlphaDEX® Fund	5,475,644	466,466,182	9,900,788	(112,948,312)	(52,331,938)	14,166,534	325,253,254	493,963
First Trust Utilities AlphaDEX® Fund	12,620,236	478,339,832	9,376,322	(101,239,372)	(68,943,777)	(7,706,211)	309,826,794	5,002,452
		$2,345,724,267	$426,222,768	$(868,910,154)	$(257,143,283)	$(18,132,939)	$1,627,760,659	$10,816,997
Amounts relating to these investments in IFV at March 31, 2020, and for the six month period then ended are:
Security Name	Shares at 3/31/2020	Value at 9/30/2019	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 3/31/2020	Dividend Income
First Trust BICK Index Fund	2,277,263	$ 90,090,373	$ 2,721,979	$ (29,868,594)	$ (10,270,449)	$ (6,194,371)	$ 46,478,938	$ 523,134
First Trust Brazil AlphaDEX® Fund	—	89,851,230	2,604,091	(56,655,050)	(8,967,168)	(26,833,103)	—	7,973,414
First Trust Chindia ETF	1,477,115	—	48,865,054	(3,150,021)	457,906	31,218	46,204,157	—
First Trust China AlphaDEX® Fund	2,212,065	—	51,439,919	(3,350,830)	991,005	67,566	49,147,660	—
First Trust Germany AlphaDEX® Fund	1,636,140	91,303,160	2,703,524	(24,515,036)	(13,473,994)	(4,799,273)	51,218,381	140,610
First Trust Latin America AlphaDEX® Fund	—	91,832,803	2,653,841	(61,014,969)	698,402	(34,170,077)	—	542,094
First Trust Switzerland AlphaDEX® Fund	1,210,613	90,211,646	2,647,732	(30,649,804)	(9,888,987)	(1,600,623)	50,719,964	—
		$453,289,212	$113,636,140	$(209,204,304)	$(40,453,285)	$(73,498,663)	$243,769,100	$9,179,252

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2020 (Unaudited)
Amounts relating to these investments in FVC at March 31, 2020, and for the six month period then ended are:
Security Name	Shares at 3/31/2020	Value at 9/30/2019	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 3/31/2020	Dividend Income
First Trust Dow Jones Internet Index Fund	147,125	$ 55,503,320	$ 32,744,602	$ (63,324,006)	$ (10,073,289)	$ 3,353,149	$ 18,203,776	$ —
First Trust Enhanced Short Maturity ETF	3,132,076	—	201,002,455	(14,751,557)	(1,280,272)	(84,180)	184,886,446	289,911
First Trust Financials AlphaDEX® Fund	—	56,639,009	34,133,259	(72,053,970)	890,271	(19,608,569)	—	390,788
First Trust Health Care AlphaDEX® Fund	245,035	—	40,737,755	(21,166,006)	(229,791)	(1,216,719)	18,125,239	—
First Trust NASDAQ-100- Technology Sector Index Fund	214,104	55,840,149	36,314,452	(68,651,923)	(12,143,416)	6,736,808	18,096,070	209,676
First Trust Technology AlphaDEX® Fund	300,206	55,933,425	35,570,367	(64,902,815)	(7,100,689)	(1,668,051)	17,832,237	56,252
First Trust Utilities AlphaDEX® Fund	691,915	57,357,154	32,151,087	(61,330,592)	(5,308,899)	(5,882,237)	16,986,513	573,247
		$281,273,057	$412,653,977	$(366,180,869)	$(35,246,085)	$(18,369,799)	$274,130,281	$1,519,874
F. Securities Lending
The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Fund.
Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. (“BBH”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The fees received from the securities lending agent are accrued daily. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. During the six months ended March 31, 2020, none of the Funds participated in the securities lending program.
In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Funds an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2020 (Unaudited)
G. Dividends and Distributions to Shareholders
Dividends from net investment income, if any, are declared and paid monthly for MDIV, FTHI, and FTLB and quarterly for TDIV, FID, RDVY, FV, AIRR, DDIV, IFV, and FVC or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually.
Distributions from net investment income and realized capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense, and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal year ended September 30, 2019, was as follows:
	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust NASDAQ Technology Dividend Index Fund	$ 24,152,219	$ —	$ —
Multi-Asset Diversified Income Index Fund	27,386,241	—	12,639,521
First Trust S&P International Dividend Aristocrats ETF	511,741	—	—
First Trust BuyWrite Income ETF	2,572,001	—	291,232
First Trust Hedged BuyWrite Income ETF	263,670	—	36,081
First Trust Rising Dividend Achievers ETF	12,959,451	—	—
First Trust Dorsey Wright Focus 5 ETF	7,644,240	—	—
First Trust RBA American Industrial Renaissance® ETF	296,670	—	—
First Trust Dorsey Wright Momentum & Dividend ETF	995,631	—	—
First Trust Dorsey Wright International Focus 5 ETF	9,937,814	—	425,042
First Trust Dorsey Wright Dynamic Focus 5 ETF	3,803,231	—	—
As of September 30, 2019, the components of distributable earnings on a tax basis for each Fund were as follows:
	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust NASDAQ Technology Dividend Index Fund	$ 1,268,904	$ (59,042,077)	$ 198,613,077
Multi-Asset Diversified Income Index Fund	—	(148,840,301)	2,595,244
First Trust S&P International Dividend Aristocrats ETF	92,074	(3,132,841)	(45,744)
First Trust BuyWrite Income ETF	—	(8,648,457)	4,571,396
First Trust Hedged BuyWrite Income ETF	—	(1,545,433)	465,681
First Trust Rising Dividend Achievers ETF	871,149	(5,014,687)	22,505,711
First Trust Dorsey Wright Focus 5 ETF	454,601	(412,848,988)	493,259,689
First Trust RBA American Industrial Renaissance® ETF	41,669	(26,196,120)	(1,662,778)
First Trust Dorsey Wright Momentum & Dividend ETF	129,095	(8,442,896)	2,501,135
First Trust Dorsey Wright International Focus 5 ETF	—	(103,688,472)	(7,462,749)
First Trust Dorsey Wright Dynamic Focus 5 ETF	265,155	(33,368,114)	44,774,276
H. Income Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2020 (Unaudited)
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2016, 2017, 2018, and 2019 remain open to federal and state audit. As of March 31, 2020, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. At September 30, 2019, the Funds had net capital losses for federal income tax purposes as shown in the table below. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to Fund shareholders. The Funds are subject to certain limitations, under U.S. tax rules, on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.
Capital Loss Available
First Trust NASDAQ Technology Dividend Index Fund	$ 59,042,077
Multi-Asset Diversified Income Index Fund	148,840,301
First Trust S&P International Dividend Aristocrats ETF	3,132,841
First Trust BuyWrite Income ETF	8,648,457
First Trust Hedged BuyWrite Income ETF	1,545,433
First Trust Rising Dividend Achievers ETF	5,014,687
First Trust Dorsey Wright Focus 5 ETF	412,848,988
First Trust RBA American Industrial Renaissance® ETF	26,196,120
First Trust Dorsey Wright Momentum & Dividend ETF	8,442,896
First Trust Dorsey Wright International Focus 5 ETF	103,688,472
First Trust Dorsey Wright Dynamic Focus 5 ETF	33,368,114
Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. During the taxable year ended September 30, 2019, FTHI utilized no pre-enactment capital loss carryforwards for federal income tax purposes. At September 30, 2019, FTHI had pre-enactment capital losses for federal income tax purposes of $1,094,433, as a result of its reorganization with the First Trust Dividend and Income Fund, expiring as follows:
9/30/2019 (Expired)
$1,094,433
I. Expenses
Expenses that are directly related to the Funds are charged to First Trust pursuant to the Investment Management Agreement, with the exception of advisory fees, distribution and service fees pursuant to a Rule 12b-1 plan, if any, brokerage expenses, pro rata share of fees and expenses attributable to investments in other investment companies (“acquired fund fees and expenses”), taxes, interest, and extraordinary expenses, which are paid by each respective Fund. See Note 3 relating to a reduction in MDIV’s annual unitary management fee. Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor.
First Trust has entered into licensing agreements with the following “Licensors” for the respective Funds:
Fund	Licensor
First Trust NASDAQ Technology Dividend Index Fund	Nasdaq, Inc.
Multi-Asset Diversified Income Index Fund	Nasdaq, Inc.
First Trust S&P International Dividend Aristocrats ETF	S&P Dow Jones Indices, LLC
First Trust Rising Dividend Achievers ETF	Nasdaq, Inc.
First Trust Dorsey Wright Focus 5 ETF	Dorsey, Wright & Associates, LLC
First Trust RBA American Industrial Renaissance® ETF	Richard Bernstein Advisors LLC
First Trust Dorsey Wright Momentum & Dividend ETF	Nasdaq, Inc.
First Trust Dorsey Wright International Focus 5 ETF	Dorsey, Wright & Associates, LLC
First Trust Dorsey Wright Dynamic Focus 5 ETF	Dorsey, Wright & Associates, LLC
The respective license agreements allow for the use by First Trust of each Fund’s respective index and of certain trademarks and trade names of the Licensor. The Funds are sub-licensees to the applicable license agreements.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2020 (Unaudited)
J. Offsetting on the Statements of Assets and Liabilities
Offsetting Assets and Liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a Fund’s financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.
This disclosure, if applicable, is included within each Fund’s Portfolio of Investments under the heading “Offsetting Assets and Liabilities.” For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements (“MNAs”) or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
Each Fund pays First Trust an annual unitary management fee based on each Fund’s average daily net assets at a rate set forth below:
Rate
First Trust NASDAQ Technology Dividend Index Fund	0.50%
Multi-Asset Diversified Income Index Fund	0.60%
First Trust S&P International Dividend Aristocrats ETF	0.60%
First Trust BuyWrite Income ETF	0.85%
First Trust Hedged BuyWrite Income ETF	0.85%
First Trust Rising Dividend Achievers ETF	0.50%
First Trust Dorsey Wright Focus 5 ETF	0.30%
First Trust RBA American Industrial Renaissance® ETF	0.70%
First Trust Dorsey Wright Momentum & Dividend ETF	0.60%
First Trust Dorsey Wright International Focus 5 ETF	0.30%
First Trust Dorsey Wright Dynamic Focus 5 ETF	0.30%
In addition, MDIV, FV, IFV, and FVC incur pro rata share of fees and expenses attributable to investments in other investment companies (“acquired fund fees and expenses”). The total of the unitary management fee and acquired fund fees and expenses represents each Fund’s total annual operating expenses.
First Trust is responsible for the expenses of each Fund including the cost of transfer agency, custody, fund administration, licensing fees, if applicable, legal, audit, and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses associated with the execution of portfolio transactions, distributions and service fees pursuant to a Rule 12b-1 plan, if any, acquired fund fees and expenses, and extraordinary expenses, which are paid by each respective Fund. First Trust also provides fund reporting services to the Funds for a flat annual fee in the amount of $9,250 per Fund, which is covered under the annual unitary management fee.
Pursuant to a contractual agreement between the Trust, on behalf of MDIV, and First Trust, the management fees paid to First Trust will be reduced by the proportional amount of the management fees earned by MDIV on assets invested in other investment companies advised by First Trust. This contractual agreement shall continue until the earlier of (i) its termination at the direction of the Trust’s Board of Trustees or (ii) the termination of MDIV’s management agreement with First Trust; however, it is expected to remain in place at least until January 31, 2021. First Trust does not have the right to recover the waived fees on the shares of investment companies advised by First Trust. For the six months ended March 31, 2020, MDIV waived $429,149 of management fees.
The Trust has multiple service agreements with Brown Brothers Harriman & Co. (“BBH”). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BBH is

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2020 (Unaudited)
responsible for custody of each Fund’s assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for each Fund.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or an index fund.
Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended March 31, 2020, the cost of purchases and proceeds from sales of investment securities for each Fund, excluding short-term investments and in-kind transactions, were as follows:
	Purchases	Sales
First Trust NASDAQ Technology Dividend Index Fund	$ 42,898,282	$ 42,234,362
Multi-Asset Diversified Income Index Fund	188,005,938	193,462,490
First Trust S&P International Dividend Aristocrats ETF	10,412,486	10,086,253
First Trust BuyWrite Income ETF	89,754,209	97,597,289
First Trust Hedged BuyWrite Income ETF	7,998,488	8,623,229
First Trust Rising Dividend Achievers ETF	44,166,358	44,346,195
First Trust Dorsey Wright Focus 5 ETF	377,558,966	371,339,916
First Trust RBA American Industrial Renaissance® ETF	14,566,518	14,566,391
First Trust Dorsey Wright Momentum & Dividend ETF	39,286,077	38,851,470
First Trust Dorsey Wright International Focus 5 ETF	100,304,973	99,141,572
First Trust Dorsey Wright Dynamic Focus 5 ETF	412,653,977	244,412,902

For the six months ended March 31, 2020, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:
	Purchases	Sales
First Trust NASDAQ Technology Dividend Index Fund	$ 139,057,082	$ 83,787,364
Multi-Asset Diversified Income Index Fund	59,137,404	85,297,388
First Trust S&P International Dividend Aristocrats ETF	11,235,587	10,653,413
First Trust BuyWrite Income ETF	34,380,851	35,001,876
First Trust Hedged BuyWrite Income ETF	2,198,208	3,310,627
First Trust Rising Dividend Achievers ETF	572,261,722	168,758,684
First Trust Dorsey Wright Focus 5 ETF	48,663,803	497,570,239
First Trust RBA American Industrial Renaissance® ETF	1,824,843	22,926,627
First Trust Dorsey Wright Momentum & Dividend ETF	33,019,946	26,672,646
First Trust Dorsey Wright International Focus 5 ETF	13,331,168	110,062,733
First Trust Dorsey Wright Dynamic Focus 5 ETF	—	121,767,968
5. Derivative Transactions
The following tables present the type of derivatives held by each Fund at March 31, 2020, the primary underlying risk exposure and the location of these instruments as presented on the Statements of Assets and Liabilities.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2020 (Unaudited)
FTHI
		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Options	Equity Risk	—	$ —	Options written, at value	$ 1,689,465
FTLB
		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Options	Equity Risk	Options purchased, at value	$ 774,681	Options written, at value	$ 130,523
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended March 31, 2020, on derivative instruments, as well as the primary underlying risk exposure associated with each instrument.
	Equity Risk
Statements of Operations Location	FTHI	FTLB
Net realized gain (loss) on Purchased options contracts	$—	$238,072
Net realized gain (loss) on Written options contracts	(2,132,198)	(228,539)
Net change in unrealized gain (loss) on Purchased options contracts	—	331,560
Net change in unrealized gain (loss) on Written options contracts	528,173	123,514
During the six months ended March 31, 2020, for FTHI, the premiums for written options opened were $4,717,028, and the premiums for written options closed, exercised and expired were $3,608,805.
During the six months ended March 31, 2020, for FTLB, the premiums for written options opened were $544,221, and the premiums for written options closed, exercised and expired were $453,224. During the six months ended March 31, 2020, for FTLB, the premiums for purchased options opened were $551,135, and the premiums for purchased options closed, exercised and expired were $271,569.
FTHI and FTLB do not have the right to offset on financial assets and financial liabilities related to options contracts on the Statements of Assets and Liabilities.
6. Creations, Redemptions and Transaction Fees
Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an “Authorized Participant”). In order to purchase Creation Units of a Fund, an Authorized Participant must deposit (i) a designated portfolio of equity securities determined by First Trust (the “Deposit Securities”) and generally make or receive a cash payment referred to as the “Cash Component,” which is an amount equal to the difference between the NAV of the Fund shares (per Creation Unit Aggregations) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Authorized Participants purchasing Creation Units must pay to BBH, as transfer agent, a creation transaction fee (the “Creation Transaction Fee”) regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in the respective Fund’s portfolio and the countries in which the transactions are settled. The Creation Transaction Fee may increase or decrease with changes in each Fund’s portfolio. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When a Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2020 (Unaudited)
Authorized Participants redeeming Creation Units must pay to BBH, as transfer agent, a redemption transaction fee (the “Redemption Transaction Fee”), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may increase or decrease with changes in each Fund’s portfolio. Each Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, a Fund may, in its discretion, reject any such request.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or to provide investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before January 31, 2021.
8. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events to the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Additional Information
First Trust Exchange-Traded Fund VI
March 31, 2020 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than

Additional Information (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2020 (Unaudited)
net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index Constituent Risk. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. In 2017, the United Kingdom’s Financial Conduct Authority announced that LIBOR will cease to be available for use after 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the fund.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. The outbreak of the respiratory disease designated as COVID-19 in December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. The COVID-19 pandemic may last for an extended period of time and will continue to impact the economy for the foreseeable future.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity;

Additional Information (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2020 (Unaudited)
currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
NOT FDIC INSURED	NOT BANK GUARANTEED	MAY LOSE VALUE

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First Trust Exchange-Traded Fund VI
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

First Trust Exchange-Traded Fund VI

Book 2

First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)

First Trust Indxx Innovative Transaction & Process ETF (LEGR)

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)

First Trust Dorsey Wright Momentum & Value ETF (DVLU)

First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)

Semi-Annual Report
For the Six Months Ended
March 31, 2020

First Trust Exchange-Traded Fund VI
Semi-Annual Report
March 31, 2020

Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund VI (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, the “Funds”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on each Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund’s performance and investment approach.
By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Exchange-Traded Fund VI
Semi-Annual Letter from the Chairman and CEO
March 31, 2020
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for certain series of the First Trust Exchange-Traded Fund VI (the “Funds”), which contains detailed information about the Funds for the six months ended March 31, 2020.
I am sorry to report that the coronavirus (COVID-19) pandemic is still dominating our daily lives, the economy and securities markets. Many of us have learned the hard way that it is no fun sheltering in place for weeks on end, and by hard way I mean at the behest of state and local government officials. It is also not fun being furloughed from a job or losing a job outright for reasons beyond one’s control. As President Donald J. Trump has repeatedly said, the cure cannot be worse than the problem itself. For those who do not follow the news closely, the governors of Georgia, South Carolina, Tennessee and Texas announced on or about April 20, 2020, that they intend to open some “nonessential” businesses by early May. If nothing else, these could prove to be valuable test cases for the rest of the states trying to strike a balance between fighting COVID-19 and curbing the economic fallout stemming from the virus. While we certainly trumpet the call for health and safety first, we also realize that we need to find a way to get Americans back to work.
Suffice it to say that this virus is proving to be plenty stubborn. While I tend to be largely U.S.-centric, it does not escape me that this fight is global in scope. We now have proof that the virus can flare up again after seemingly being mitigated. Singapore, which had been credited with having a successful blueprint for curbing the spread of the virus, reported that it experienced back-to-back days of more than 1,000 new cases in the third week of April. As a result, it has extended its partial lockdown strategy another four weeks. COVID-19 impacts business dealings at every level, especially the C-suite. Refinitiv, a global provider of financial market data, reported that global mergers and acquisitions deal activity totaled $762.6 billion year-to-date through April 17, 2020, down 33% from the same period a year ago, according to Reuters. The number of deals declined by 20%. A recent survey by EY of more than 2,900 executives worldwide found that 56% of them, despite the current crisis, are still planning an acquisition in the next 12 months. The takeaway here is that, despite having to navigate unchartered waters, more than one out of two executives are looking to grow their companies over the next 12 months. I’ll take that ratio in this climate. At First Trust Advisors L.P., we have always believed in the traditional buy-and-hold philosophy of investing. Investors should strongly consider shifting their focus away from the next two quarters, which are likely to be dismal, to what potentially lies beyond – a full-on recovery, in our opinion.
The Federal Reserve, Treasury Department and Congress are all working with the Trump Administration to pull together trillions of dollars of aid and stimulus to help prop up workers, companies and municipalities in this time of need. Health Care companies have ramped up their efforts to develop and manufacture much needed testing equipment, medical supplies and therapeutics. Hopefully, at some point in the near-future, one or more of these companies will deliver us a present in the form of a vaccine.
Both the equity and debt markets in the U.S. have responded favorably to the enormous financial support from the Federal government. The government has responded faster and more robustly to the current crisis than it did in the 2008-2009 financial crisis. While still down, stock and bond valuations have rebounded significantly from their lows reached in late March. We remain optimistic about the second half of 2020 and 2021. Stay the course.
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Funds again in six months.
Sincerely,
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Market Overview
First Trust Exchange-Traded Fund VI
Semi-Annual Report
March 31, 2020 (Unaudited)
Robert F. Carey, CFA
Senior Vice President and Chief Market Strategist
First Trust Advisors L.P.
Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has over 27 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst (“CFA”) designation. He is a graduate of the University of Illinois at Champaign- Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.
State of the Global Economy
The onset of the coronavirus (COVID-19) pandemic has inflicted tremendous damage on the global economy. It single-handedly brought an end to the bull market in stocks in the first quarter of 2020 (see below), although that nearly happened in the fourth quarter of 2018. At this time, we don’t know how long it will take for the virus to run its course or for a vaccine to become available for the masses. History suggests that vaccines take roughly 18 months to win approval and go to market, but some are hoping for closer to 12 months this time around. Perhaps an existing drug will be proven effective against the virus.
The International Monetary Fund (“IMF”) has characterized the quarantine and social distancing efforts accompanying the COVID-19 pandemic as the “Great Lockdown.” No country has been spared. The IMF adjusted its global economic growth projections following the end of the first quarter of 2020. It now sees world real gross domestic product (“GDP”) growth declining by 3.0% in 2020, down over six percentage points from its 3.3% growth projection prior to the onset of the virus. Provided the pandemic fades in the second half of 2020, the IMF sees the growth rate rising by 5.8% in 2021. U.S. real GDP growth is projected to be down 5.9% in 2020, but up 4.7% in 2021. Emerging Markets and Developing Nations are expected to come in at 1.0% in 2020 and 8.5% in 2021.
In addition to the COVID-19 developments, investors should also be aware that, despite the Phase One trade deal signed with China in January 2020, there is still an ongoing trade conflict between the U.S. and China, and who knows if the virus might eventually get folded into the battle since it reportedly first surfaced in China in the fourth quarter of 2019. President Donald J. Trump has driven home this point at more than one of his press briefings. The Trump Administration’s implementation of tariffs, particularly against China, has been operational for 24 months and counting.
Global Equities Markets
For the six-month period ended March 31, 2020, the MSCI World ex USA and MSCI Emerging Markets Indices posted total returns of -17.23% (USD) and -14.55% (USD), respectively, according to Bloomberg. Over that same period, the U.S. dollar declined by 0.33% against a basket of major currencies, as measured by the U.S. Dollar Index (DXY). The slight dip in the dollar likely had little influence on the performance of the two foreign stock indices during the period, in our opinion. With respect to U.S. equities, the S&P 500®, S&P MidCap 400® and S&P SmallCap 600® Indices posted total returns of -12.31%, -24.73% and -27.10%, respectively, over the past six months. Large-capitalization (cap) stocks clearly outperformed their mid- and small-cap counterparts as investors sought to reduce their risk exposure due to the escalation in the trade war between the U.S. and China and the onset of COVID-19 in the first quarter of 2020, in our opinion. Ten of the 11 sectors that comprise the S&P 500® Index were down on a total return basis for the same period. The top performer for the period was Information Technology, up 0.75%, while the worst result by far came from Energy, down 47.74%.
The S&P 500® Index closed at 2,584.59 on March 31, 2020, 23.67% below its all-time closing high of 3,386.15 on February 19, 2020, according to Bloomberg. The nearly 11-year bull market was no more. The S&P 500® Index was now in bear market territory. A bear market entails a price decline of 20% or more from the most recent high. Data from Goldman Sachs and CNBC indicates that the average bear market since WWII has generated an average loss of 30.4%, has lasted 13 months and taken 21.9 months on average to recover. A Bloomberg survey of 19 equity strategists found that their average 2020 year-end price target for the S&P 500® Index was 3,039 as of March 26, 2020, according to its own release. The highest estimate was 3,500 while the lowest estimate was 2,650. Keep in mind, earnings and revenue projections may become harder to come by in the months ahead if more and more companies choose to suspend guidance.
Investors liquidated an estimated net $78.44 billion from U.S. Equity mutual funds and exchange-traded funds (“ETFs”) for the 12-month period ended March 31, 2020, according to Morningstar. International Equity mutual funds and ETFs, however, took in an estimated net $7.36 billion over the same period. Investors continue to favor passive over active funds. Passive U.S. Equity mutual funds and ETFs reported estimated net inflows totaling $180.37 billion in the period, compared to estimated net outflows for active U.S. Equity mutual funds and ETFs totaling $258.81 billion. Passive International Equity mutual funds and ETFs reported estimated net inflows totaling $73.19 billion for the same period, compared to estimated net outflows for active International Equity mutual funds and ETFs totaling $65.83 billion.

Fund Performance Overview (Unaudited)
First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
The First Trust SMID Cap Rising Dividend Achievers ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Nasdaq US Small Mid Cap Rising Dividend Achievers™ Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The Index is designed to provide access to a diversified portfolio of 100 small and mid cap companies with a history of raising their dividends and exhibit the characteristics to continue to do so in the future. The shares of the Fund are listed and traded on The Nasdaq Stock Market LLC, under the ticker symbol “SDVY.”
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 3/31/20	1 Year Ended 3/31/20	Inception (11/1/17) to 3/31/20	Inception (11/1/17) to 3/31/20
Fund Performance
NAV	-29.21%	-26.98%	-11.53%	-25.58%
Market Price	-29.26%	-27.04%	-11.55%	-25.63%
Index Performance
Nasdaq US Small Mid Cap Rising Dividend Achievers™ Index	-29.06%	-26.62%	-11.02%	-24.54%
S&P 1000® Index	-25.43%	-23.52%	-8.34%	-18.94%
(See Notes to Fund Performance Overview on page 14.)

Nasdaq® and Nasdaq US Small Mid Cap Rising Dividend Achievers™ Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust SMID Cap Rising Dividend Achievers ETF (SDVY) (Continued)
Sector Allocation	% of Total Investments
Financials	28.7%
Industrials	27.0
Information Technology	18.4
Consumer Discretionary	13.1
Materials	7.8
Energy	2.3
Health Care	1.1
Consumer Staples	0.9
Communication Services	0.7
Total	100.0%
Top Ten Holdings	% of Total Investments
Jack Henry & Associates, Inc.	1.6%
NIC, Inc.	1.6
Werner Enterprises, Inc.	1.5
FactSet Research Systems, Inc.	1.5
Employers Holdings, Inc.	1.5
Graco, Inc.	1.5
Stepan Co.	1.4
Schneider National, Inc., Class B	1.4
Jacobs Engineering Group, Inc.	1.4
Entegris, Inc.	1.4
Total	14.8%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through March 31, 2020
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period November 2, 2017 (commencement of trading) through March 31, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
11/2/17 – 9/30/18	119	4	0	0
10/1/18 – 9/30/19	163	3	0	0
10/1/19 – 3/31/20	95	0	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
11/2/17 – 9/30/18	105	0	0	0
10/1/18 – 9/30/19	83	2	0	0
10/1/19 – 3/31/20	31	0	0	0

Fund Performance Overview (Unaudited) (Continued)
First Trust Indxx Innovative Transaction & Process ETF (LEGR)
The First Trust Indxx Innovative Transaction & Process ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Indxx Blockchain Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index. The Index is designed to track the performance of companies that are either actively using, investing in, developing, or have products that are poised to benefit from blockchain technology and/or the potential for increased efficiency that it provides to various business processes. The Index seeks to include only companies that have devoted material resources to the use of blockchain technologies. The shares of the Fund are listed and traded on The Nasdaq Stock Market LLC, under the ticker symbol “LEGR.”
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 3/31/20	1 Year Ended 3/31/20	Inception (1/24/18) to 3/31/20	Inception (1/24/18) to 3/31/20
Fund Performance
NAV	-14.32%	-12.63%	-6.51%	-13.66%
Market Price	-14.14%	-12.44%	-6.49%	-13.63%
Index Performance
Indxx Blockchain Index	-13.66%	-11.54%	-5.55%	-11.70%
S&P 500® Index	-12.31%	-6.98%	-2.25%	-4.84%
(See Notes to Fund Performance Overview on page 14.)

Indxx and Indxx Blockchain Index (“Indxx Indexes”) are trademarks of Indxx, LLC (“Indxx”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Indxx and Indxx makes no representation regarding the advisability of trading in such product. The Indxx Indexes are determined, composed and calculated by Indxx without regard to First Trust or the Fund.

Fund Performance Overview (Unaudited) (Continued)
First Trust Indxx Innovative Transaction & Process ETF (LEGR) (Continued)
Sector Allocation	% of Total Investments
Information Technology	43.9%
Financials	33.0
Consumer Discretionary	6.5
Communication Services	6.1
Industrials	5.1
Utilities	2.3
Consumer Staples	1.6
Materials	1.5
Total	100.0%
Top Ten Holdings	% of Total Investments
Telefonaktiebolaget LM Ericsson, Class B	2.0%
NVIDIA Corp.	1.8
Oracle Corp.	1.8
Intel Corp.	1.8
Wirecard AG	1.8
Advanced Micro Devices, Inc.	1.8
Amazon.com, Inc.	1.8
Microsoft Corp.	1.7
Xilinx, Inc.	1.7
London Stock Exchange Group PLC	1.7
Total	17.9%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through March 31, 2020
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 25, 2018 (commencement of trading) through March 31, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/25/18 – 9/30/18	161	1	0	0
10/1/18 – 9/30/19	80	2	0	0
10/1/19 – 3/31/20	20	0	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/25/18 – 9/30/18	10	0	0	0
10/1/18 – 9/30/19	166	2	0	1
10/1/19 – 3/31/20	101	4	1	0

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
The First Trust Nasdaq Artificial Intelligence and Robotics ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Nasdaq CTA Artificial Intelligence and Robotics IndexSM (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index. The Index is designed to track the performance of companies engaged in the artificial intelligence and robotics segments of the technology, industrial and other economic sectors. The shares of the Fund are listed and traded on The Nasdaq Stock Market LLC, under the ticker symbol “ROBT.”
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 3/31/20	1 Year Ended 3/31/20	Inception (2/21/18) to 3/31/20	Inception (2/21/18) to 3/31/20
Fund Performance
NAV	-13.79%	-14.07%	-4.10%	-8.45%
Market Price	-13.80%	-14.08%	-3.97%	-8.18%
Index Performance
Nasdaq CTA Artificial Intelligence and Robotics IndexSM	-13.16%	-13.09%	-3.26%	-6.73%
S&P 500® Index	-12.31%	-6.98%	-0.11%	-0.22%
(See Notes to Fund Performance Overview on page 14.)

Nasdaq® and Nasdaq CTA Artificial Intelligence and Robotics IndexSM (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT) (Continued)
Sector Allocation	% of Total Investments
Information Technology	63.1%
Industrials	19.5
Consumer Discretionary	8.8
Health Care	6.1
Communication Services	2.5
Total	100.0%
Top Ten Holdings	% of Total Investments
ServiceNow, Inc.	2.5%
AeroVironment, Inc.	2.5
Obic Co., Ltd.	2.4
Blue Prism Group PLC	2.4
Nice Ltd., ADR	2.4
Cadence Design Systems, Inc.	2.3
iRobot Corp.	2.3
Nuance Communications, Inc.	2.3
Appian Corp.	2.3
Dassault Systemes SE	2.3
Total	23.7%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through March 31, 2020
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period February 22, 2018 (commencement of trading) through March 31, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
2/22/18 – 9/30/18	150	1	0	0
10/1/18 – 9/30/19	212	8	3	0
10/1/19 – 3/31/20	108	2	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
2/22/18 – 9/30/18	0	1	1	0
10/1/18 – 9/30/19	27	1	0	0
10/1/19 – 3/31/20	14	2	0	0

Fund Performance Overview (Unaudited) (Continued)
First Trust Dorsey Wright Momentum & Value ETF (DVLU)
The First Trust Dorsey Wright Momentum & Value ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Dorsey Wright Momentum Plus Value Index (the “Index”). Under normal conditions, the Fund will invest at least 90% of its net assets (including investment borrowings) in the equity securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Fund’s investment advisor seeks a correlation of 0.95 or better (before fees and expenses) between the Fund’s performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. The Index is owned and was developed by Nasdaq, Inc. The shares of the Fund are listed and traded on The Nasdaq Stock Market LLC, under the ticker symbol “DVLU.”
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 3/31/20	1 Year Ended 3/31/20	Inception (9/5/18) to 3/31/20	Inception (9/5/18) to 3/31/20
Fund Performance
NAV	-34.11%	-30.44%	-26.11%	-37.78%
Market Price	-34.26%	-30.56%	-26.18%	-37.88%
Index Performance
Dorsey Wright Momentum Plus Value Index	-34.02%	-30.06%	-25.71%	-37.24%
S&P 500® Index	-12.31%	-6.98%	-4.95%	-7.65%
(See Notes to Fund Performance Overview on page 14.)

Nasdaq® and Dorsey Wright Momentum Plus Value Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Dorsey Wright Momentum & Value ETF (DVLU) (Continued)
Sector Allocation	% of Total Investments
Financials	39.8%
Industrials	19.2
Information Technology	14.1
Consumer Discretionary	8.9
Communication Services	5.7
Materials	4.1
Energy	2.5
Utilities	2.4
Health Care	2.3
Consumer Staples	1.0
Total	100.0%
Top Ten Holdings	% of Total Investments
Assurant, Inc.	3.5%
First American Financial Corp.	3.4
Old Republic International Corp.	3.2
Oshkosh Corp.	3.2
Voya Financial, Inc.	3.0
Graphic Packaging Holding Co.	3.0
EMCOR Group, Inc.	2.9
SYNNEX Corp.	2.9
Aflac, Inc.	2.9
DR Horton, Inc.	2.8
Total	30.8%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through March 31, 2020
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period September 6, 2018 (commencement of trading) through March 31, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
9/6/18 – 9/30/18	17	0	0	0
10/1/18 – 9/30/19	219	7	0	1
10/1/19 – 3/31/20	47	5	0	1
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
9/6/18 – 9/30/18	0	0	0	0
10/1/18 – 9/30/19	23	0	1	0
10/1/19 – 3/31/20	65	3	1	4

Fund Performance Overview (Unaudited) (Continued)
First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)
The First Trust Dorsey Wright Momentum & Low Volatility ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Dorsey Wright Momentum Plus Low Volatility Index (the “Index”). Under normal conditions, the Fund will invest at least 90% of its net assets (including investment borrowings) in the equity securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Fund’s investment advisor seeks a correlation of 0.95 or better (before fees and expenses) between the Fund’s performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. The Index is owned and was developed by Nasdaq, Inc. The shares of the Fund are listed and traded on The Nasdaq Stock Exchange LLC, under the ticker symbol “DVOL.”
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 3/31/20	1 Year Ended 3/31/20	Inception (9/5/18) to 3/31/20	Inception (9/5/18) to 3/31/20
Fund Performance
NAV	-20.36%	-10.96%	-5.06%	-7.82%
Market Price	-20.36%	-10.96%	-5.06%	-7.81%
Index Performance
Dorsey Wright Momentum Plus Low Volatility Index	-20.15%	-10.41%	-4.46%	-6.90%
S&P 500® Index	-12.31%	-6.98%	-4.95%	-7.65%
(See Notes to Fund Performance Overview on page 14.)

Nasdaq® and Dorsey Wright Momentum Plus Low Volatility Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL) (Continued)
Sector Allocation	% of Total Investments
Utilities	41.7%
Real Estate	25.0
Financials	16.0
Industrials	7.6
Consumer Staples	5.5
Information Technology	2.4
Materials	1.8
Total	100.0%
Top Ten Holdings	% of Total Investments
NextEra Energy, Inc.	3.2%
Ameren Corp.	3.2
Xcel Energy, Inc.	3.2
WEC Energy Group, Inc.	3.1
Walmart, Inc.	3.1
CMS Energy Corp.	3.1
Atmos Energy Corp.	3.0
Alliant Energy Corp.	3.0
Republic Services, Inc.	2.9
American Electric Power Co., Inc.	2.9
Total	30.7%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through March 31, 2020
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period September 6, 2018 (commencement of trading) through March 31, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
9/6/18 – 9/30/18	13	0	0	0
10/1/18 – 9/30/19	213	6	0	2
10/1/19 – 3/31/20	83	0	1	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
9/6/18 – 9/30/18	3	0	0	1
10/1/18 – 9/30/19	29	1	0	0
10/1/19 – 3/31/20	41	0	1	0

Nasdaq® and Dorsey Wright Momentum Plus Low Volatility Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Notes to Fund Performance Overview (Unaudited)
Total returns for the periods since inception are calculated from the inception date of each Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.
Each Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future performance.

First Trust Exchange-Traded Fund VI
Understanding Your Fund Expenses
March 31, 2020 (Unaudited)
As a shareholder of First Trust SMID Cap Rising Dividend Achievers ETF, First Trust Indxx Innovative Transaction & Process ETF, First Trust Nasdaq Artificial Intelligence and Robotics ETF, First Trust Dorsey Wright Momentum & Value ETF or First Trust Dorsey Wright Momentum & Low Volatility ETF (each a “Fund” and collectively, the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended March 31, 2020.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value October 1, 2019	Ending Account Value March 31, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
Actual	$1,000.00	$707.90	0.60%	$2.56
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	0.60%	$3.03
First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Actual	$1,000.00	$856.80	0.65%	$3.02
Hypothetical (5% return before expenses)	$1,000.00	$1,021.75	0.65%	$3.29
First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Actual	$1,000.00	$862.10	0.65%	$3.03
Hypothetical (5% return before expenses)	$1,000.00	$1,021.75	0.65%	$3.29
First Trust Dorsey Wright Momentum & Value ETF (DVLU)
Actual	$1,000.00	$658.90	0.60%	$2.49
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	0.60%	$3.03
First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)
Actual	$1,000.00	$796.40	0.60%	$2.69
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	0.60%	$3.03

(a)	Expenses are equal to the annualized expense ratios as indicated in the table multiplied by the average account value over the period (October 1, 2019 through March 31, 2020), multiplied by 183/366 (to reflect the six-month period).

First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
Portfolio of Investments
March 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.9%
	Aerospace & Defense – 1.8%
3,885	Arconic, Inc.	$62,393
854	Curtiss-Wright Corp.	78,918
		141,311
	Airlines – 0.5%
4,026	Hawaiian Holdings, Inc.	42,031
	Auto Components – 2.7%
2,758	BorgWarner, Inc.	67,212
6,613	Dana, Inc.	51,648
4,110	Gentex Corp.	91,078
		209,938
	Banks – 16.7%
3,943	Bank OZK	65,848
2,148	Banner Corp.	70,970
3,165	Cathay General Bancorp	72,637
4,747	CenterState Bank Corp.	81,791
1,241	Cullen/Frost Bankers, Inc.	69,235
2,479	East West Bancorp, Inc.	63,809
4,161	First Hawaiian, Inc.	68,781
7,276	First Horizon National Corp.	58,645
2,905	First Merchants Corp.	76,953
3,449	Great Western Bancorp, Inc.	70,635
6,140	Home BancShares, Inc.	73,619
8,060	Hope Bancorp, Inc.	66,253
1,892	Pinnacle Financial Partners, Inc.	71,026
1,686	Prosperity Bancshares, Inc.	81,349
3,157	Synovus Financial Corp.	55,437
6,801	Umpqua Holdings Corp.	74,131
3,976	United Community Banks, Inc.	72,801
1,702	Wintrust Financial Corp.	55,928
2,362	Zions Bancorp N.A.	63,207
		1,313,055
	Building Products – 2.5%
2,572	AO Smith Corp.	97,247
1,531	Simpson Manufacturing Co., Inc.	94,892
		192,139
	Capital Markets – 5.7%
2,593	Eaton Vance Corp.	83,624
1,593	Evercore, Inc., Class A	73,374
460	FactSet Research Systems, Inc.	119,913
793	Morningstar, Inc.	92,186
1,962	Stifel Financial Corp.	80,991
		450,088
	Chemicals – 4.1%
1,733	Albemarle Corp.	97,689
6,779	Chemours (The) Co.	60,130
1,219	Stepan Co.	107,833
3,290	Trinseo S.A.	59,582
		325,234
Shares	Description	Value

	Commercial Services & Supplies – 2.1%
2,780	Herman Miller, Inc.	$61,716
1,408	Tetra Tech, Inc.	99,433
		161,149
	Communications Equipment – 1.2%
4,977	Juniper Networks, Inc.	95,260
	Construction & Engineering – 2.7%
2,982	Argan, Inc.	103,088
1,354	Jacobs Engineering Group, Inc.	107,331
		210,419
	Diversified Consumer Services – 0.9%
5,161	H&R Block, Inc.	72,667
	Diversified Financial Services – 1.0%
5,714	Jefferies Financial Group, Inc.	78,110
	Electronic Equipment, Instruments & Components – 4.4%
2,208	Cognex Corp.	93,222
1,799	Dolby Laboratories, Inc., Class A	97,524
2,326	FLIR Systems, Inc.	74,176
5,739	Vishay Intertechnology, Inc.	82,699
		347,621
	Energy Equipment & Services – 0.4%
11,365	Liberty Oilfield Services, Inc., Class A	30,572
	Hotels, Restaurants & Leisure – 1.1%
2,175	Texas Roadhouse, Inc.	89,828
	Household Durables – 3.6%
3,904	La-Z-Boy, Inc.	80,227
3,162	MDC Holdings, Inc.	73,358
3,078	PulteGroup, Inc.	68,701
3,050	Toll Brothers, Inc.	58,713
		280,999
	Industrial Conglomerates – 1.2%
748	Carlisle Cos., Inc.	93,709
	Insurance – 5.2%
1,103	American Financial Group, Inc.	77,298
2,828	Employers Holdings, Inc.	114,562
2,685	Fidelity National Financial, Inc.	66,803
2,070	First American Financial Corp.	87,789

See Notes to Financial Statements

First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance (Continued)
743	Reinsurance Group of America, Inc.	$62,516
		408,968
	IT Services – 7.8%
2,359	CSG Systems International, Inc.	98,724
2,873	Genpact Ltd.	83,892
831	Jack Henry & Associates, Inc.	129,004
1,623	MAXIMUS, Inc.	94,459
5,518	NIC, Inc.	126,914
4,446	Western Union (The) Co.	80,606
		613,599
	Life Sciences Tools & Services – 1.1%
2,363	Bruker Corp.	84,737
	Machinery – 9.1%
1,420	Crane Co.	69,836
2,101	Donaldson Co., Inc.	81,162
2,347	Graco, Inc.	114,369
712	IDEX Corp.	98,334
1,247	Lincoln Electric Holdings, Inc.	86,043
4,017	Terex Corp.	57,684
1,541	Toro (The) Co.	100,304
1,226	Watts Water Technologies, Inc., Class A	103,781
		711,513
	Media – 0.7%
3,621	Sinclair Broadcast Group, Inc., Class A	58,226
	Metals & Mining – 2.8%
1,095	Kaiser Aluminum Corp.	75,862
3,491	Steel Dynamics, Inc.	78,687
5,917	Warrior Met Coal, Inc.	62,838
		217,387
	Oil, Gas & Consumable Fuels – 1.9%
1,732	Arch Coal, Inc., Class A	50,055
2,382	Cimarex Energy Co.	40,089
3,529	Delek US Holdings, Inc.	55,617
		145,761
	Paper & Forest Products – 0.9%
4,117	Louisiana-Pacific Corp.	70,730
	Personal Products – 0.9%
1,161	Medifast, Inc.	72,563
	Professional Services – 1.8%
1,253	ManpowerGroup, Inc.	66,396
1,964	Robert Half International, Inc.	74,141
		140,537
Shares	Description	Value

	Road & Rail – 4.3%
1,096	Landstar System, Inc.	$105,063
5,566	Schneider National, Inc., Class B	107,646
3,342	Werner Enterprises, Inc.	121,181
		333,890
	Semiconductors & Semiconductor Equipment – 3.7%
2,386	Entegris, Inc.	106,821
1,084	MKS Instruments, Inc.	88,292
1,758	Teradyne, Inc.	95,231
		290,344
	Software – 1.2%
2,938	Progress Software Corp.	94,016
	Specialty Retail – 2.9%
8,347	American Eagle Outfitters, Inc.	66,359
29,456	Chico’s FAS, Inc.	37,998
1,933	Children’s Place (The), Inc.	37,809
49,572	Office Depot, Inc.	81,298
		223,464
	Textiles, Apparel & Luxury Goods – 1.9%
1,204	Columbia Sportswear Co.	84,003
2,801	Steven Madden Ltd.	65,067
		149,070
	Trading Companies & Distributors – 1.1%
4,867	Systemax, Inc.	86,292
	Total Investments – 99.9%	7,835,227
	(Cost $11,306,544) (a)
	Net Other Assets and Liabilities – 0.1%	9,783
	Net Assets – 100.0%	$7,845,010

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $32,121 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,503,438. The net unrealized depreciation was $3,471,317.

See Notes to Financial Statements

First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 7,835,227	$ 7,835,227	$ —	$ —

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Portfolio of Investments
March 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.2%
	Aerospace & Defense – 0.6%
3,023	Airbus SE (a)	$194,929
	Automobiles – 0.8%
8,595	Daimler AG (a)	256,683
	Banks – 17.2%
32,654	Axis Bank Ltd. (a)	163,260
71,705	Banco Bilbao Vizcaya Argentaria S.A. (a)	222,039
94,662	Banco Santander S.A. (a)	225,184
619,964	Bank of China Ltd., Class H (a)	235,998
381,607	Bank of Communications Co., Ltd., Class H (a)	232,422
195,425	Barclays PLC (a)	222,087
6,958	BNP Paribas S.A. (a)	203,140
77,984	BOC Hong Kong Holdings Ltd. (a)	214,068
5,525	Citigroup, Inc.	232,713
10,126	Erste Group Bank AG (a)	185,384
5,341	HDFC Bank, Ltd., ADR	205,415
42,865	HSBC Holdings PLC (a)	240,634
22,872	ICICI Bank, Ltd., ADR	194,412
40,927	ING Groep N.V., ADR	210,774
2,715	JPMorgan Chase & Co.	244,432
4,794	KBC Group N.V. (a)	217,529
12,108	Kotak Mahindra Bank Ltd. (a)	206,669
89,799	Nordea Bank Abp (a) (b)	498,507
380,000	Postal Savings Bank of China Co., Ltd., Class H (a) (c) (d)	231,359
4,218	Royal Bank of Canada	261,268
10,515	Shinhan Financial Group Co., Ltd., ADR	245,105
13,874	Societe Generale S.A. (a)	227,286
30,525	UniCredit S.p.A. (a)	236,159
567,339,898	VTB Bank PJSC (a)	231,386
21,456	Westpac Banking Corp. (a)	220,370
		5,807,600
	Capital Markets – 11.3%
5,667	ASX Ltd. (a)	266,013
8,097	Bank of New York Mellon (The) Corp.	272,707
1,387	CME Group, Inc.	239,826
30,907	Credit Suisse Group AG (a)	249,461
1,827	Deutsche Boerse AG (a)	251,001
1,586	Goldman Sachs Group (The), Inc.	245,180
6,372	London Stock Exchange Group PLC (a)	570,012
2,697	Nasdaq, Inc.	256,080
114,727	Natixis S.A. (a)	365,318
3,791	Northern Trust Corp.	286,069
357	Partners Group Holding AG (a)	244,426
8,334	TD Ameritrade Holding Corp.	288,857
28,850	UBS Group AG (a)	264,442
		3,799,392
Shares	Description	Value

	Communications Equipment – 4.2%
7,199	Cisco Systems, Inc.	$282,993
91,576	Nokia Oyj, ADR	283,885
81,917	Telefonaktiebolaget LM Ericsson, Class B (a)	663,115
61,839	ZTE Corp., Class H (a) (b)	188,748
		1,418,741
	Diversified Telecommunication Services – 3.0%
16,211	AT&T, Inc.	472,550
1,039	Swisscom AG (a)	556,365
		1,028,915
	Electric Utilities – 2.3%
12,770	Endesa S.A. (a)	270,218
26,458	Iberdrola S.A. (a)	258,786
6,600	Verbund AG (a)	238,037
		767,041
	Electronic Equipment, Instruments & Components – 0.6%
1,030	Samsung SDI Co., Ltd. (a)	200,531
	Food & Staples Retailing – 1.6%
17,500	Carrefour S.A. (a)	277,450
2,297	Walmart, Inc.	260,985
		538,435
	Household Durables – 0.8%
4,547	Sony Corp., ADR	269,091
	Industrial Conglomerates – 2.2%
3,766	Honeywell International, Inc.	503,853
1,758	SK Holdings Co., Ltd. (a)	240,468
		744,321
	Insurance – 4.3%
27,126	AIA Group Ltd. (a)	242,904
1,472	Allianz SE (a)	250,678
9,311	American International Group, Inc.	225,792
14,393	AXA S.A. (a)	243,701
24,439	China Life Insurance Co., Ltd., ADR	238,525
1,383	Willis Towers Watson PLC	234,902
		1,436,502
	Interactive Media & Services – 1.5%
5,130	Baidu, Inc., ADR (b)	517,053

See Notes to Financial Statements

First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Internet & Direct Marketing Retail – 4.9%
2,744	Alibaba Group Holding Ltd., ADR (b)	$533,653
303	Amazon.com, Inc. (b)	590,765
13,275	JD.com, Inc., ADR (b)	537,638
		1,662,056
	IT Services – 18.2%
3,330	Accenture PLC, Class A	543,656
2,987	Capgemini SE (a)	249,601
4,081	CGI, Inc. (b)	220,942
10,370	Cognizant Technology Solutions Corp., Class A	481,894
5,500	Fujitsu Ltd. (a)	495,378
63,094	Infosys Ltd., ADR	518,002
4,940	International Business Machines Corp.	547,994
990	Mastercard, Inc., Class A	239,144
22,400	NTT Data Corp. (a)	214,426
5,238	PayPal Holdings, Inc. (b)	501,486
21,299	Tata Consultancy Services Ltd. (a)	512,391
1,493	Visa, Inc., Class A	240,552
82,991	Wipro Ltd., ADR	257,272
5,338	Wirecard AG (a)	601,433
8,705	Worldline S.A. (a) (b) (c) (d)	513,780
		6,137,951
	Metals & Mining – 1.5%
14,456	BHP Group Ltd. (a)	262,251
22,993	Severstal PJSC (a)	249,511
		511,762
	Professional Services – 2.2%
8,200	Recruit Holdings Co., Ltd. (a)	211,816
236	SGS S.A. (a)	544,328
		756,144
	Semiconductors & Semiconductor Equipment – 12.4%
13,020	Advanced Micro Devices, Inc. (b)	592,150
15,730	Infineon Technologies AG (a)	227,075
11,153	Intel Corp.	603,600
13,087	Micron Technology, Inc. (b)	550,439
2,348	NVIDIA Corp.	618,933
10,431	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	498,498
5,208	Texas Instruments, Inc.	520,435
7,363	Xilinx, Inc.	573,872
		4,185,002
	Software – 5.9%
3,652	Microsoft Corp.	575,957
12,761	Oracle Corp.	616,739
Shares	Description	Value

	Software (Continued)
1,700	salesforce.com, Inc. (b)	$244,766
5,042	SAP SE (a)	562,929
		2,000,391
	Technology Hardware, Storage & Peripherals – 2.3%
55,691	Hewlett Packard Enterprise Co.	540,760
5,677	Samsung Electronics Co., Ltd. (a)	220,730
		761,490
	Wireless Telecommunication Services – 1.4%
37,500	Softbank Corp. (a)	477,701
	Total Investments – 99.2%	33,471,731
	(Cost $39,441,248) (e)
	Net Other Assets and Liabilities – 0.8%	264,704
	Net Assets – 100.0%	$33,736,435

(a)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2020, securities noted as such are valued at $15,850,117 or 47.0% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(b)	Non-income producing security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,979,386 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $7,948,903. The net unrealized depreciation was $5,969,517.

ADR	American Depositary Receipt

See Notes to Financial Statements

First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Banks	$ 5,807,600	$ 1,594,119	$ 4,213,481	$ —
Capital Markets	3,799,392	1,588,719	2,210,673	—
Communications Equipment	1,418,741	566,878	851,863	—
Diversified Telecommunication Services	1,028,915	472,550	556,365	—
Food & Staples Retailing	538,435	260,985	277,450	—
Household Durables	269,091	269,091	—	—
Industrial Conglomerates	744,321	503,853	240,468	—
Insurance	1,436,502	699,219	737,283	—
Interactive Media & Services	517,053	517,053	—	—
Internet & Direct Marketing Retail	1,662,056	1,662,056	—	—
IT Services	6,137,951	3,550,942	2,587,009	—
Semiconductors & Semiconductor Equipment	4,185,002	3,957,927	227,075	—
Software	2,000,391	1,437,462	562,929	—
Technology Hardware, Storage & Peripherals	761,490	540,760	220,730	—
Other industry categories*	3,164,791	—	3,164,791	—
Total Investments	$ 33,471,731	$ 17,621,614	$ 15,850,117	$—

*	See Portfolio of Investments for industry breakout.

Currency Exposure Diversification	% of Total Investments
United States Dollar	51.2%
Euro	20.3
Swiss Franc	5.6
Japanese Yen	4.2
Hong Kong Dollar	4.0
British Pound Sterling	3.1
Indian Rupee	2.6
Australian Dollar	2.2
Swedish Krona	2.0
South Korean Won	2.0
Canadian Dollar	1.4
Russian Ruble	1.4
Total	100.0%

See Notes to Financial Statements

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Portfolio of Investments
March 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.8%
	Aerospace & Defense – 6.7%
26,334	AeroVironment, Inc. (a)	$1,605,321
9,726	Elbit Systems Ltd. (b)	1,260,371
373,375	QinetiQ Group PLC (b)	1,482,646
		4,348,338
	Auto Components – 3.6%
4,034	Aptiv PLC	198,634
2,894	Continental AG (b)	206,337
8,400	Denso Corp. (b)	268,418
56,833	Gentex Corp.	1,259,419
9,606	Valeo S.A. (b)	156,345
33,726	Veoneer, Inc. (a)	246,875
		2,336,028
	Automobiles – 1.6%
166,858	NIO, Inc., ADR (a)	463,865
1,148	Tesla, Inc. (a)	601,552
		1,065,417
	Electrical Equipment – 2.9%
24,950	ABB Ltd. (b)	433,657
5,129	Emerson Electric Co.	244,397
27,300	Mitsubishi Electric Corp. (b)	333,503
2,787	Rockwell Automation, Inc.	420,586
5,654	Schneider Electric SE (b)	477,892
		1,910,035
	Electronic Equipment, Instruments & Components – 14.2%
10,882	Cognex Corp.	459,438
3,617	Coherent, Inc. (a)	384,885
118,987	Delta Electronics, Inc. (b)	470,929
11,204	FARO Technologies, Inc. (a)	498,578
30,176	FLIR Systems, Inc.	962,313
28,571	Hexagon AB, Class B (b)	1,208,130
37,114	Hollysys Automation Technologies, Ltd.	478,771
1,700	Keyence Corp. (b)	546,571
12,962	National Instruments Corp.	428,783
9,300	Omron Corp. (b)	480,835
15,120	SFA Engineering Corp. (b)	382,112
121,900	Topcon Corp. (b)	894,765
39,853	Trimble, Inc. (a)	1,268,521
29,700	Yokogawa Electric Corp. (b)	355,294
2,174	Zebra Technologies Corp., Class A (a)	399,146
		9,219,071
	Entertainment – 0.4%
23,500	DeNA Co., Ltd. (b)	257,405
	Health Care Equipment & Supplies – 2.1%
97,500	CYBERDYNE, Inc. (a) (b)	360,261
920	Intuitive Surgical, Inc. (a)	455,593
Shares	Description	Value

	Health Care Equipment & Supplies (Continued)
3,401	Medtronic PLC	$306,702
618,481	TransEnterix, Inc. (a)	217,582
		1,340,138
	Health Care Technology – 0.5%
4,737	Omnicell, Inc. (a)	310,653
	Household Durables – 2.3%
37,054	iRobot Corp. (a)	1,515,509
	Industrial Conglomerates – 0.4%
2,932	Siemens AG (b)	245,511
	Interactive Media & Services – 1.6%
290	Alphabet, Inc., Class A (a)	336,966
3,198	Baidu, Inc., ADR (a)	322,326
2,600	NAVER Corp. (b)	361,489
		1,020,781
	Internet & Direct Marketing Retail – 1.2%
1,891	Alibaba Group Holding Ltd., ADR (a)	367,761
208	Amazon.com, Inc. (a)	405,542
		773,303
	IT Services – 5.9%
4,350	Akamai Technologies, Inc. (a)	397,982
18,990	Atos SE (b)	1,265,214
7,956	Endava PLC, ADR (a)	279,733
2,819	International Business Machines Corp.	312,712
12,000	Obic Co., Ltd. (b)	1,563,477
		3,819,118
	Life Sciences Tools & Services – 3.0%
5,036	Illumina, Inc. (a)	1,375,432
2,029	Tecan Group AG (b)	607,695
		1,983,127
	Machinery – 7.6%
13,985	ANDRITZ AG (b)	438,147
9,400	Daifuku Co., Ltd. (b)	589,082
17,721	Duerr AG (b)	359,612
2,700	FANUC Corp. (b)	360,790
7,400	Hirata Corp. (b)	311,595
4,985	John Bean Technologies Corp.	370,236
16,700	Kawasaki Heavy Industries, Ltd. (b)	240,277
17,134	Konecranes OYJ (b)	291,786
5,633	Proto Labs, Inc. (a)	428,840
21,500	Shima Seiki Manufacturing Ltd. (b)	281,935

See Notes to Financial Statements

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery (Continued)
21,200	Toshiba Machine Co., Ltd. (b)	$419,035
24,371	Valmet OYJ (b)	473,119
14,800	Yaskawa Electric Corp. (b)	402,421
		4,966,875
	Pharmaceuticals – 0.5%
2,753	Johnson & Johnson	361,001
	Professional Services – 1.8%
38,988	CoreLogic, Inc.	1,190,694
	Semiconductors & Semiconductor Equipment – 9.0%
29,487	Ambarella, Inc. (a)	1,431,889
12,195	Brooks Automation, Inc.	371,947
7,164	Eo Technics Co., Ltd. (b)	351,274
6,525	Intel Corp.	353,133
3,329	KLA Corp.	478,510
2,516	NVIDIA Corp.	663,218
4,721	NXP Semiconductors N.V.	391,513
8,725	Teradyne, Inc.	472,633
17,398	Xilinx, Inc.	1,356,000
		5,870,117
	Software – 32.3%
6,337	ANSYS, Inc. (a)	1,473,162
37,495	Appian Corp. (a)	1,508,424
2,096	Autodesk, Inc. (a)	327,186
4,853	Avalara, Inc. (a)	362,034
27,411	AVEVA Group PLC (b)	1,180,997
289,998	BlackBerry Ltd. (a)	1,197,692
110,510	Blue Prism Group PLC (a) (b)	1,534,126
22,975	Cadence Design Systems, Inc. (a)	1,517,269
10,244	Dassault Systemes SE (b)	1,495,533
1,027	Fair Isaac Corp. (a)	315,998
2,501	Microsoft Corp.	394,433
8,964	Netcompany Group A.S. (a) (b) (c) (d)	411,705
10,654	Nice Ltd., ADR (a)	1,529,488
90,022	Nuance Communications, Inc. (a)	1,510,569
20,811	Pegasystems, Inc.	1,482,367
40,300	PKSHA Technology, Inc. (a) (b)	579,305
25,931	PROS Holdings, Inc. (a)	804,639
4,945	PTC, Inc. (a)	302,683
5,707	ServiceNow, Inc. (a)	1,635,512
11,453	Synopsys, Inc. (a)	1,475,032
		21,038,154
	Technology Hardware, Storage & Peripherals – 1.7%
64,310	3D Systems Corp. (a)	495,830
8,893	Samsung Electronics Co., Ltd. (b)	345,774
Shares	Description	Value

	Technology Hardware, Storage & Peripherals (Continued)
24,800	Seiko Epson Corp. (b)	$266,921
		1,108,525
	Wireless Telecommunication Services – 0.5%
9,700	SoftBank Group Corp. (b)	343,403
	Total Investments – 99.8%	65,023,203
	(Cost $79,537,765) (e)
	Net Other Assets and Liabilities – 0.2%	105,101
	Net Assets – 100.0%	$65,128,304

(a)	Non-income producing security.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2020, securities noted as such are valued at $24,295,694 or 37.3% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,119,865 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $16,634,427. The net unrealized depreciation was $14,514,562.

ADR	American Depositary Receipt

See Notes to Financial Statements

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Aerospace & Defense	$ 4,348,338	$ 1,605,321	$ 2,743,017	$ —
Auto Components	2,336,028	1,704,928	631,100	—
Electrical Equipment	1,910,035	664,983	1,245,052	—
Electronic Equipment, Instruments & Components	9,219,071	4,880,435	4,338,636	—
Entertainment	257,405	—	257,405	—
Health Care Equipment & Supplies	1,340,138	979,877	360,261	—
Industrial Conglomerates	245,511	—	245,511	—
Interactive Media & Services	1,020,781	659,292	361,489	—
IT Services	3,819,118	990,427	2,828,691	—
Life Sciences Tools & Services	1,983,127	1,375,432	607,695	—
Machinery	4,966,875	799,076	4,167,799	—
Semiconductors & Semiconductor Equipment	5,870,117	5,518,843	351,274	—
Software	21,038,154	15,836,488	5,201,666	—
Technology Hardware, Storage & Peripherals	1,108,525	495,830	612,695	—
Wireless Telecommunication Services	343,403	—	343,403	—
Other industry categories*	5,216,577	5,216,577	—	—
Total Investments	$ 65,023,203	$ 40,727,509	$ 24,295,694	$—

*	See Portfolio of Investments for industry breakout.

Currency Exposure Diversification	% of Total Investments
United States Dollar	62.6%
Japanese Yen	13.6
Euro	8.3
British Pound Sterling	6.5
South Korean Won	2.2
Israeli Shekel	2.0
Swedish Krona	1.9
Swiss Franc	1.6
New Taiwan Dollar	0.7
Danish Krone	0.6
Total	100.0%

See Notes to Financial Statements

First Trust Dorsey Wright Momentum & Value ETF (DVLU)
Portfolio of Investments
March 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.9%
	Aerospace & Defense – 2.7%
11,244	Arconic, Inc. (a)	$180,579
4,995	Parsons Corp. (a)	159,640
		340,219
	Air Freight & Logistics – 2.2%
5,680	XPO Logistics, Inc. (a)	276,900
	Banks – 3.8%
1,498	JPMorgan Chase & Co.	134,865
9,755	Popular, Inc.	341,425
		476,290
	Building Products – 2.7%
8,666	Owens Corning	336,327
	Capital Markets – 2.7%
1,854	Ameriprise Financial, Inc.	189,998
2,762	LPL Financial Holdings, Inc.	150,336
		340,334
	Chemicals – 1.1%
1,925	Celanese Corp.	141,276
	Construction & Engineering – 5.7%
6,048	EMCOR Group, Inc.	370,863
4,395	Jacobs Engineering Group, Inc.	348,392
		719,255
	Consumer Finance – 3.9%
5,792	Discover Financial Services	206,601
15,159	OneMain Holdings, Inc.	289,840
		496,441
	Containers & Packaging – 3.0%
31,223	Graphic Packaging Holding Co.	380,921
	Diversified Financial Services – 3.0%
9,459	Voya Financial, Inc.	383,562
	Electronic Equipment, Instruments & Components – 5.5%
13,131	Jabil, Inc.	322,760
5,032	SYNNEX Corp.	367,839
		690,599
	Food & Staples Retailing – 0.9%
6,694	US Foods Holding Corp. (a)	118,551
	Health Care Providers & Services – 2.3%
2,982	Universal Health Services, Inc., Class B	295,457
Shares	Description	Value

	Hotels, Restaurants & Leisure – 2.6%
3,249	Marriott Vacations Worldwide Corp.	$180,579
6,748	Wyndham Destinations, Inc.	146,432
		327,011
	Household Durables – 2.8%
10,496	DR Horton, Inc.	356,864
	Independent Power & Renewable Electricity Producers – 1.3%
11,807	AES Corp.	160,575
	Insurance – 23.4%
10,579	Aflac, Inc.	362,225
4,208	Assurant, Inc.	438,010
7,386	Assured Guaranty Ltd.	190,485
11,688	Fidelity National Financial, Inc.	290,797
10,019	First American Financial Corp.	424,906
2,806	Globe Life, Inc.	201,948
3,369	Hanover Insurance Group (The), Inc.	305,164
9,775	Hartford Financial Services Group (The), Inc.	344,471
26,359	Old Republic International Corp.	401,975
		2,959,981
	IT Services – 3.5%
887	CACI International, Inc., Class A (a)	187,290
12,462	KBR, Inc.	257,714
		445,004
	Machinery – 3.1%
6,197	Oshkosh Corp.	398,653
	Media – 3.2%
8,165	Comcast Corp., Class A	280,713
2,053	Nexstar Media Group, Inc., Class A	118,519
		399,232
	Multi-Utilities – 1.1%
1,530	DTE Energy Co.	145,304
	Oil, Gas & Consumable Fuels – 2.5%
10,322	Marathon Petroleum Corp.	243,805
11,821	Murphy Oil Corp.	72,463
		316,268
	Specialty Retail – 3.5%
176	AutoZone, Inc. (a)	148,896
2,751	Best Buy Co., Inc.	156,807
2,525	CarMax, Inc. (a)	135,921
		441,624

See Notes to Financial Statements

First Trust Dorsey Wright Momentum & Value ETF (DVLU)
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Technology Hardware, Storage & Peripherals – 5.1%
3,485	Seagate Technology PLC	$170,068
4,148	Western Digital Corp.	172,640
16,342	Xerox Holdings Corp.	309,517
		652,225
	Thrifts & Mortgage Finance – 3.0%
5,112	Essent Group Ltd.	134,650
38,130	MGIC Investment Corp.	242,126
		376,776
	Trading Companies & Distributors – 2.8%
3,442	United Rentals, Inc. (a)	354,182
	Wireless Telecommunication Services – 2.5%
3,798	T-Mobile US, Inc. (a)	318,652
	Total Investments – 99.9%	12,648,483
	(Cost $19,448,576) (b)
	Net Other Assets and Liabilities – 0.1%	17,352
	Net Assets – 100.0%	$12,665,835

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $51,972 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $6,852,065. The net unrealized depreciation was $6,800,093.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 12,648,483	$ 12,648,483	$ —	$ —

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)
Portfolio of Investments
March 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 72.4%
	Aerospace & Defense – 1.1%
2,843	Lockheed Martin Corp.	$963,635
	Capital Markets – 1.4%
15,506	Intercontinental Exchange, Inc.	1,252,110
	Commercial Services & Supplies – 5.6%
34,975	Republic Services, Inc.	2,625,223
25,726	Waste Management, Inc.	2,381,199
		5,006,422
	Containers & Packaging – 1.8%
16,463	AptarGroup, Inc.	1,638,727
	Electric Utilities – 23.9%
55,841	Alliant Energy Corp.	2,696,562
32,804	American Electric Power Co., Inc.	2,623,664
24,868	Entergy Corp.	2,336,846
46,398	Evergy, Inc.	2,554,210
28,043	IDACORP, Inc.	2,461,895
12,069	NextEra Energy, Inc.	2,904,043
69,973	OGE Energy Corp.	2,150,270
23,625	PNM Resources, Inc.	897,750
47,074	Xcel Energy, Inc.	2,838,562
		21,463,802
	Food & Staples Retailing – 5.5%
4,741	Costco Wholesale Corp.	1,351,801
18,368	Sysco Corp.	838,132
24,205	Walmart, Inc.	2,750,172
		4,940,105
	Gas Utilities – 3.0%
27,409	Atmos Energy Corp.	2,719,795
	Industrial Conglomerates – 0.9%
6,034	Honeywell International, Inc.	807,289
	Insurance – 12.1%
42,944	Aflac, Inc.	1,470,403
16,735	Arthur J. Gallagher & Co.	1,364,070
28,007	Brown & Brown, Inc.	1,014,413
10,524	Cincinnati Financial Corp.	794,036
16,321	Globe Life, Inc.	1,174,622
21,331	Hanover Insurance Group (The), Inc.	1,932,162
32,220	Hartford Financial Services Group (The), Inc.	1,135,433
12,335	Marsh & McLennan Cos., Inc.	1,066,484
18,130	WR Berkley Corp.	945,842
		10,897,465
	IT Services – 2.4%
6,524	Accenture PLC, Class A	1,065,108
Shares	Description	Value

	IT Services (Continued)
17,590	Paychex, Inc.	$1,106,763
		2,171,871
	Multi-Utilities – 12.0%
39,100	Ameren Corp.	2,847,653
46,804	CMS Energy Corp.	2,749,735
24,478	DTE Energy Co.	2,324,676
32,002	WEC Energy Group, Inc.	2,820,336
		10,742,400
	Water Utilities – 2.7%
19,902	American Water Works Co., Inc.	2,379,483
	Total Common Stocks	64,983,104
	(Cost $77,197,117)
REAL ESTATE INVESTMENT TRUSTS – 27.3%
	Equity Real Estate Investment Trusts – 24.9%
70,521	American Homes 4 Rent, Class A	1,636,087
39,640	Apartment Investment & Management Co., Class A	1,393,346
28,581	Camden Property Trust	2,264,758
60,896	Duke Realty Corp.	1,971,813
17,895	EastGroup Properties, Inc.	1,869,670
18,373	Equity LifeStyle Properties, Inc.	1,056,080
65,922	First Industrial Realty Trust, Inc.	2,190,588
59,166	Invitation Homes, Inc.	1,264,377
19,382	Mid-America Apartment Communities, Inc.	1,996,927
36,568	Rexford Industrial Realty, Inc.	1,499,654
33,132	STORE Capital Corp.	600,352
8,844	Sun Communities, Inc.	1,104,173
57,494	UDR, Inc.	2,100,831
85,743	VICI Properties, Inc.	1,426,764
		22,375,420
	Mortgage Real Estate Investment Trusts – 2.4%
117,594	Blackstone Mortgage Trust, Inc., Class A	2,189,600
	Total Real Estate Investment Trusts	24,565,020
	(Cost $32,596,982)
	Total Investments – 99.7%	89,548,124
	(Cost $109,794,099) (a)
	Net Other Assets and Liabilities – 0.3%	236,936
	Net Assets – 100.0%	$89,785,060

See Notes to Financial Statements

First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $155,875 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $20,401,850. The net unrealized depreciation was $20,245,975.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 64,983,104	$ 64,983,104	$ —	$ —
Real Estate Investment Trusts*	24,565,020	24,565,020	—	—
Total Investments	$ 89,548,124	$ 89,548,124	$—	$—

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

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First Trust Exchange-Traded Fund VI
Statements of Assets and Liabilities
March 31, 2020 (Unaudited)
	First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)	First Trust Indxx Innovative Transaction & Process ETF (LEGR)	First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
ASSETS:
Investments, at value	$ 7,835,227	$ 33,471,731	$ 65,023,203
Cash	2,399	255,456	17,509
Receivables:
Dividends	11,561	43,468	116,340
Fund shares sold	—	—	—
Dividend reclaims	86	33,629	10,257
Investment securities sold	—	113	—
Total Assets	7,849,273	33,804,397	65,167,309
LIABILITIES:
Due to custodian foreign currency	—	48,394	—
Payables:
Investment advisory fees	4,263	19,568	39,005
Investment securities purchased	—	—	—
Total Liabilities	4,263	67,962	39,005
NET ASSETS	$7,845,010	$33,736,435	$65,128,304
NET ASSETS consist of:
Paid-in capital	$ 11,742,425	$ 42,972,736	$ 82,194,051
Par value	5,500	13,500	24,000
Accumulated distributable earnings (loss)	(3,902,915)	(9,249,801)	(17,089,747)
NET ASSETS	$7,845,010	$33,736,435	$65,128,304
NET ASSET VALUE, per share	$14.26	$24.99	$27.14
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	550,002	1,350,002	2,400,002
Investments, at cost	$11,306,544	$39,441,248	$79,537,765
Foreign currency, at cost (proceeds)	$—	$(46,756)	$—

See Notes to Financial Statements

First Trust Dorsey Wright Momentum & Value ETF (DVLU)	First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)

$ 12,648,483	$ 89,548,124
996	9,114

23,095	264,963
—	3,705,804
567	—
—	—
12,673,141	93,528,005

—	—

7,306	47,803
—	3,695,142
7,306	3,742,945
$ 12,665,835	$ 89,785,060

$ 20,967,915	$ 111,072,429
10,500	50,000
(8,312,580)	(21,337,369)
$ 12,665,835	$ 89,785,060
$12.06	$17.96
1,050,002	5,000,002
$19,448,576	$109,794,099
$—	$—
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Operations
For the Six Months Ended March 31, 2020 (Unaudited)
	First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)	First Trust Indxx Innovative Transaction & Process ETF (LEGR)	First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
INVESTMENT INCOME:
Dividends	$ 112,599	$ 295,077	$ 267,615
Interest	69	2,114	295
Foreign withholding tax	—	(16,828)	(19,494)
Other	32	—	4
Total investment income	112,700	280,363	248,420
EXPENSES:
Investment advisory fees	26,534	138,133	233,339
Total expenses	26,534	138,133	233,339
NET INVESTMENT INCOME (LOSS)	86,166	142,230	15,081
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(10,838)	(993,642)	(391,136)
In-kind redemptions	—	181,832	225,041
Foreign currency transactions	—	(3,283)	(4,987)
Net realized gain (loss)	(10,838)	(815,093)	(171,082)
Net change in unrealized appreciation (depreciation) on:
Investments	(3,403,804)	(4,916,631)	(12,804,747)
Foreign currency translation	—	(1,843)	(4)
Net change in unrealized appreciation (depreciation)	(3,403,804)	(4,918,474)	(12,804,751)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(3,414,642)	(5,733,567)	(12,975,833)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(3,328,476)	$(5,591,337)	$(12,960,752)

See Notes to Financial Statements

First Trust Dorsey Wright Momentum & Value ETF (DVLU)	First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)

$246,651	$1,489,636
140	1,474
(701)	—
—	—
246,090	1,491,110

59,900	335,234
59,900	335,234
186,190	1,155,876

(367,122)	(919,785)
978,735	681,798
—	—
611,613	(237,987)

(7,403,089)	(27,504,543)
—	—
(7,403,089)	(27,504,543)
(6,791,476)	(27,742,530)
$(6,605,286)	$(26,586,654)
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Changes in Net Assets
	First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)		First Trust Indxx Innovative Transaction & Process ETF (LEGR)
	Six Months Ended 3/31/2020 (Unaudited)	Year Ended 9/30/2019	Six Months Ended 3/31/2020 (Unaudited)	Year Ended 9/30/2019
OPERATIONS:
Net investment income (loss)	$ 86,166	$ 84,798	$ 142,230	$ 829,611
Net realized gain (loss)	(10,838)	(70,170)	(815,093)	(1,439,737)
Net change in unrealized appreciation (depreciation)	(3,403,804)	19,423	(4,918,474)	(806,360)
Net increase (decrease) in net assets resulting from operations	(3,328,476)	34,051	(5,591,337)	(1,416,486)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(92,655)	(77,316)	(188,115)	(931,216)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	4,138,195	4,941,871	—	5,755,954
Cost of shares redeemed	—	(2,027,589)	(1,532,105)	(12,377,412)
Net increase (decrease) in net assets resulting from shareholder transactions	4,138,195	2,914,282	(1,532,105)	(6,621,458)
Total increase (decrease) in net assets	717,064	2,871,017	(7,311,557)	(8,969,160)
NET ASSETS:
Beginning of period	7,127,946	4,256,929	41,047,992	50,017,152
End of period	$7,845,010	$7,127,946	$33,736,435	$41,047,992
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	350,002	200,002	1,400,002	1,650,002
Shares sold	200,000	250,000	—	200,000
Shares redeemed	—	(100,000)	(50,000)	(450,000)
Shares outstanding, end of period	550,002	350,002	1,350,002	1,400,002

See Notes to Financial Statements

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)		First Trust Dorsey Wright Momentum & Value ETF (DVLU)		First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)
Six Months Ended 3/31/2020 (Unaudited)	Year Ended 9/30/2019	Six Months Ended 3/31/2020 (Unaudited)	Year Ended 9/30/2019	Six Months Ended 3/31/2020 (Unaudited)	Year Ended 9/30/2019

$ 15,081	$ 282,496	$ 186,190	$ 315,665	$ 1,155,876	$ 926,280
(171,082)	651,147	611,613	(1,161,648)	(237,987)	506,759
(12,804,751)	(2,353,486)	(7,403,089)	802,857	(27,504,543)	7,348,637
(12,960,752)	(1,419,843)	(6,605,286)	(43,126)	(26,586,654)	8,781,676

(68,350)	(228,355)	(193,190)	(304,606)	(1,136,485)	(677,875)

22,066,984	46,213,939	6,965,736	16,351,247	95,025,762	128,194,548
(5,352,796)	(15,348,719)	(6,952,687)	(10,177,317)	(108,686,442)	(19,089,252)
16,714,188	30,865,220	13,049	6,173,930	(13,660,680)	109,105,296
3,685,086	29,217,022	(6,785,427)	5,826,198	(41,383,819)	117,209,097

61,443,218	32,226,196	19,451,262	13,625,064	131,168,879	13,959,782
$65,128,304	$61,443,218	$12,665,835	$19,451,262	$89,785,060	$131,168,879

1,950,002	1,000,002	1,050,002	700,002	5,750,002	700,002
650,000	1,450,000	350,000	900,000	4,350,000	5,950,000
(200,000)	(500,000)	(350,000)	(550,000)	(5,100,000)	(900,000)
2,400,002	1,950,002	1,050,002	1,050,002	5,000,002	5,750,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights
For a share outstanding throughout each period
First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
	Six Months Ended 3/31/2020 (Unaudited)	Year Ended 9/30/2019	Period Ended 9/30/2018 (a)
Net asset value, beginning of period	$ 20.37	$ 21.28	$ 19.94
Income from investment operations:
Net investment income (loss)	0.18	0.35	0.26
Net realized and unrealized gain (loss)	(6.09)	(0.92)	1.31
Total from investment operations	(5.91)	(0.57)	1.57
Distributions paid to shareholders from:
Net investment income	(0.20)	(0.34)	(0.23)
Net asset value, end of period	$14.26	$20.37	$21.28
Total return (b)	(29.21)%	(2.59)%	7.92%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 7,845	$ 7,128	$ 4,257
Ratio of total expenses to average net assets	0.60% (c)	0.60%	0.60% (c)
Ratio of net investment income (loss) to average net assets	1.95% (c)	1.95%	1.49% (c)
Portfolio turnover rate (d)	6%	78%	72%

(a)	Inception date is November 1, 2017, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Indxx Innovative Transaction & Process ETF (LEGR)
	Six Months Ended 3/31/2020 (Unaudited)	Year Ended 9/30/2019	Period Ended 9/30/2018 (a)
Net asset value, beginning of period	$ 29.32	$ 30.31	$ 29.99
Income from investment operations:
Net investment income (loss)	0.11	0.59	0.26
Net realized and unrealized gain (loss)	(4.30)	(0.93)	0.29
Total from investment operations	(4.19)	(0.34)	0.55
Distributions paid to shareholders from:
Net investment income	(0.14)	(0.65)	(0.23)
Net asset value, end of period	$24.99	$29.32	$30.31
Total return (b)	(14.32)%	(1.08)%	1.87%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 33,736	$ 41,048	$ 50,017
Ratio of total expenses to average net assets	0.65% (c)	0.65%	0.65% (c)
Ratio of net investment income (loss) to average net assets	0.67% (c)	1.95%	1.63% (c)
Portfolio turnover rate (d)	8%	35%	53%

(a)	Inception date is January 24, 2018, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
	Six Months Ended 3/31/2020 (Unaudited)	Year Ended 9/30/2019	Period Ended 9/30/2018 (a)
Net asset value, beginning of period	$ 31.51	$ 32.23	$ 29.91
Income from investment operations:
Net investment income (loss)	—	0.17	0.12
Net realized and unrealized gain (loss)	(4.34)	(0.75)	2.31
Total from investment operations	(4.34)	(0.58)	2.43
Distributions paid to shareholders from:
Net investment income	(0.03)	(0.14)	(0.11)
Net asset value, end of period	$27.14	$31.51	$32.23
Total return (b)	(13.79)%	(1.81)%	8.15%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 65,128	$ 61,443	$ 32,226
Ratio of total expenses to average net assets	0.65% (c)	0.65%	0.65% (c)
Ratio of net investment income (loss) to average net assets	0.04% (c)	0.68%	0.62% (c)
Portfolio turnover rate (d)	7%	43%	67%

(a)	Inception date is February 21, 2018, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Dorsey Wright Momentum & Value ETF (DVLU)
	Six Months Ended 3/31/2020 (Unaudited)	Year Ended 9/30/2019	Period Ended 9/30/2018 (a)
Net asset value, beginning of period	$ 18.52	$ 19.46	$ 19.98
Income from investment operations:
Net investment income (loss)	0.17	0.33	0.02
Net realized and unrealized gain (loss)	(6.45)	(0.94)	(0.54)
Total from investment operations	(6.28)	(0.61)	(0.52)
Distributions paid to shareholders from:
Net investment income	(0.18)	(0.33)	—
Net asset value, end of period	$12.06	$18.52	$19.46
Total return (b)	(34.11)%	(3.04)%	(2.60)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 12,666	$ 19,451	$ 13,625
Ratio of total expenses to average net assets	0.60% (c)	0.60%	0.60% (c)
Ratio of net investment income (loss) to average net assets	1.87% (c)	2.01%	3.61% (c)
Portfolio turnover rate (d)	74%	152%	0%

(a)	Inception date is September 5, 2018, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)
	Six Months Ended 3/31/2020 (Unaudited)	Year Ended 9/30/2019	Period Ended 9/30/2018 (a)
Net asset value, beginning of period	$ 22.81	$ 19.94	$ 19.97
Income from investment operations:
Net investment income (loss)	0.25	0.29	0.03
Net realized and unrealized gain (loss)	(4.86)	2.85	(0.06)
Total from investment operations	(4.61)	3.14	(0.03)
Distributions paid to shareholders from:
Net investment income	(0.24)	(0.27)	—
Net asset value, end of period	$17.96	$22.81	$19.94
Total return (b)	(20.36)%	15.93%	(0.15)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 89,785	$ 131,169	$ 13,960
Ratio of total expenses to average net assets	0.60% (c)	0.60%	0.60% (c)
Ratio of net investment income (loss) to average net assets	2.07% (c)	2.37%	3.81% (c)
Portfolio turnover rate (d)	70%	81%	0%

(a)	Inception date is September 5, 2018, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund VI
March 31, 2020 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund VI (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on June 4, 2012, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of thirty exchange-traded funds that are offering shares. This report covers the five funds listed below, each a non-diversified series of the Trust.
First Trust SMID Cap Rising Dividend Achievers ETF – (The Nasdaq Stock Market LLC (“Nasdaq”) ticker “SDVY”)
First Trust Indxx Innovative Transaction & Process ETF – (Nasdaq ticker “LEGR”)
First Trust Nasdaq Artificial Intelligence and Robotics ETF – (Nasdaq ticker “ROBT”)
First Trust Dorsey Wright Momentum & Value ETF – (Nasdaq ticker “DVLU”)
First Trust Dorsey Wright Momentum & Low Volatility ETF – (Nasdaq ticker “DVOL”)
Each fund represents a separate series of shares of beneficial interest in the Trust (each a “Fund” and collectively, the “Funds”). Each Fund’s shares currently are listed and traded on Nasdaq. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified blocks consisting of 50,000 shares called a “Creation Unit.” Each Fund’s Creation Units are generally issued and redeemed in-kind for securities in which the Funds invest, and in certain circumstances, for cash, and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the following indices:
Fund	Index
First Trust SMID Cap Rising Dividend Achievers ETF	Nasdaq US Small Mid Cap Rising Dividend AchieversTM Index
First Trust Indxx Innovative Transaction & Process ETF	Indxx Blockchain Index
First Trust Nasdaq Artificial Intelligence and Robotics ETF	Nasdaq CTA Artificial Intelligence and Robotics IndexSM
First Trust Dorsey Wright Momentum & Value ETF	Dorsey Wright Momentum Plus Value Index
First Trust Dorsey Wright Momentum & Low Volatility ETF	Dorsey Wright Momentum Plus Low Volatility Index
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks, real estate investment trusts (“REITs”), and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2020 (Unaudited)
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.
If the securities in question are foreign securities, the following additional information may be considered:
1)	the value of similar foreign securities traded on other foreign markets;
2)	ADR trading of similar securities;
3)	closed-end fund or exchange-traded fund trading of similar securities;
4)	foreign currency exchange activity;
5)	the trading prices of financial products that are tied to baskets of foreign securities;
6)	factors relating to the event that precipitated the pricing problem;
7)	whether the event is likely to recur; and
8)	whether the effects of the event are isolated or whether they affect entire markets, countries or regions.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund’s ability to track the index.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2020 (Unaudited)
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of March 31, 2020, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the information becomes available after the ex-dividend date. Interest income, if any, is recorded daily on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
Distributions received from a Fund’s investments in REITs may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Foreign Currency
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are included in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in “Net realized gain (loss) on foreign currency transactions” on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statements of Operations.
D. Dividends and Distributions to Shareholders
Dividends from net investment income, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually.
Distributions from net investment income and realized capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense, and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal year ended September 30, 2019, was as follows:

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2020 (Unaudited)
	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust SMID Cap Rising Dividend Achievers ETF	$ 77,316	$ —	$ —
First Trust Indxx Innovative Transaction & Process ETF	931,216	—	—
First Trust Nasdaq Artificial Intelligence and Robotics ETF	228,355	—	—
First Trust Dorsey Wright Momentum & Value ETF	304,508	98	—
First Trust Dorsey Wright Momentum & Low Volatility ETF	677,676	199	—
As of September 30, 2019, the components of distributable earnings on a tax basis for each Fund were as follows:
	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust SMID Cap Rising Dividend Achievers ETF	$ 12,548	$ (270,667)	$ (223,665)
First Trust Indxx Innovative Transaction & Process ETF	65,710	(1,836,483)	(1,699,576)
First Trust Nasdaq Artificial Intelligence and Robotics ETF	67,963	(829,597)	(3,299,011)
First Trust Dorsey Wright Momentum & Value ETF	26,548	(2,093,969)	553,317
First Trust Dorsey Wright Momentum & Low Volatility ETF	267,025	(973,551)	7,092,296
E. Income Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2018 and 2019 remain open to federal and state audit. As of March 31, 2020, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. At March 31, 2020, the Funds had net capital losses for federal income tax purposes as shown in the table below. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to Fund shareholders. The Funds are subject to certain limitations, under U.S. tax rules, on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.
Capital Loss Available
First Trust SMID Cap Rising Dividend Achievers ETF	$ 270,667
First Trust Indxx Innovative Transaction & Process ETF	1,836,483
First Trust Nasdaq Artificial Intelligence and Robotics ETF	829,597
First Trust Dorsey Wright Momentum & Value ETF	2,093,969
First Trust Dorsey Wright Momentum & Low Volatility ETF	973,551
F. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (See Note 3).
First Trust has entered into licensing agreements with Nasdaq, Inc. and with Indxx, LLC (individually, the “Licensor” and collectively “Licensors”) for the Funds. The respective license agreements allow for the use by First Trust of each Fund’s respective index and of certain trademarks and trade names of the Licensors. The Funds are sub-licensees to the applicable license agreements.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2020 (Unaudited)
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
First Trust is responsible for the expenses of each Fund including the cost of transfer agency, custody, fund administration, legal, audit, licensing, and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses (if any), brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses which are paid by each respective Fund. SDVY, DVLU and DVOL have each agreed to pay First Trust an annual unitary management fee equal to 0.60% of their average daily net assets. LEGR and ROBT have each agreed to pay First Trust an annual unitary management fee equal to 0.65% of its average daily net assets. First Trust also provides fund reporting services to each Fund for a flat annual fee in the amount of $9,250, which is covered under the annual unitary management fee.
The Trust has multiple service agreements with Brown Brothers Harriman & Co. (“BBH”). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BBH is responsible for custody of each Fund’s assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for each Fund.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or an index fund.
Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended March 31, 2020, the cost of purchases and proceeds from sales of investment securities for each Fund, excluding short-term investments and in-kind transactions, were as follows:
	Purchases	Sales
First Trust SMID Cap Rising Dividend Achievers ETF	$ 513,056	$ 521,014
First Trust Indxx Innovative Transaction & Process ETF	4,340,822	3,463,782
First Trust Nasdaq Artificial Intelligence and Robotics ETF	5,202,019	4,775,948
First Trust Dorsey Wright Momentum & Value ETF	14,381,896	14,376,055
First Trust Dorsey Wright Momentum & Low Volatility ETF	79,605,102	78,787,702

For the six months ended March 31, 2020, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:
	Purchases	Sales
First Trust SMID Cap Rising Dividend Achievers ETF	$ 4,129,948	$ —
First Trust Indxx Innovative Transaction & Process ETF	—	1,450,637
First Trust Nasdaq Artificial Intelligence and Robotics ETF	21,382,278	5,203,028
First Trust Dorsey Wright Momentum & Value ETF	6,959,004	6,953,815
First Trust Dorsey Wright Momentum & Low Volatility ETF	94,145,140	108,554,086

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2020 (Unaudited)
5. Creations, Redemptions and Transaction Fees
Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an “Authorized Participant”). In order to purchase Creation Units of a Fund, an Authorized Participant must deposit (i) a designated portfolio of equity securities determined by First Trust (the “Deposit Securities”) and generally make or receive a cash payment referred to as the “Cash Component,” which is an amount equal to the difference between the NAV of the Fund shares (per Creation Unit Aggregations) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Authorized Participants purchasing Creation Units must pay to BBH, as transfer agent, a creation transaction fee (the “Creation Transaction Fee”) regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in the respective Fund’s portfolio and the countries in which the transactions are settled. The Creation Transaction Fee may increase or decrease with changes in each Fund’s portfolio. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When the Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.
Authorized Participants redeeming Creation Units must pay to BBH, as transfer agent, a redemption transaction fee (the “Redemption Transaction Fee”), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in the respective Fund’s portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee may increase or decrease with changes in each Fund’s portfolio. Each Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, a Fund may, in its discretion, reject any such request.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or to provide investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before January 31, 2021.
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events to the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Additional Information
First Trust Exchange-Traded Fund VI
March 31, 2020 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than

Additional Information (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2020 (Unaudited)
net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index Constituent Risk. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. In 2017, the United Kingdom’s Financial Conduct Authority announced that LIBOR will cease to be available for use after 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the fund.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. The outbreak of the respiratory disease designated as COVID-19 in December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. The COVID-19 pandemic may last for an extended period of time and will continue to impact the economy for the foreseeable future.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity;

Additional Information (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2020 (Unaudited)
currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
NOT FDIC INSURED	NOT BANK GUARANTEED	MAY LOSE VALUE

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First Trust Exchange-Traded Fund VI
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Items 6. Schedule of Investments.

Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)        Not applicable.

(b)       Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b)         Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded Fund VI

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)

Date:	June 8, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	June 8, 2020

By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	June 8, 2020

* Print the name and title of each signing officer under his or her signature.